UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	LONG-TERM INVESTMENTS – 100.6%

	MUNICIPAL BONDS – 98.6%

	National – 0.1%

$5,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2005A-4, 5.125%, 6/30/50 (Mandatory put 9/30/15) (Alternative Minimum Tax)	No Opt. Call	Ba1		$4,999,900

3,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2004A-2, 4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)	3/15 at 100.00	Ba1		3,014,940
8,000	Total National				8,014,840

	Alabama – 1.4%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R		14,740,960

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/14 at 100.00	B3		10,030,300

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/14 at 100.00	B3		3,876,711

14,775	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R	(5)	16,505,891

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	B1		3,369,995
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	B1		1,827,819
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1		133,080
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1		2,383,282
2,525	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	B1		2,233,489

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	10/14 at 100.00	AA–		655,177
1,500	5.000%, 4/01/22 – NPFG Insured	10/14 at 100.00	AA–		1,500,210
1,000	5.000%, 4/01/23 – NPFG Insured	10/14 at 100.00	AA–		1,000,010
7,990	5.000%, 4/01/24 – NPFG Insured	4/15 at 100.00	AA–		7,944,137

8,645	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA		9,196,983

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
11,250	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA		7,162,088
6,805	0.000%, 10/01/46 – AGM Insured	10/23 at 105.00	AA		4,278,644

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
34,800	6.000%, 10/01/42	10/23 at 105.00	BBB–		37,966,104
5,000	6.500%, 10/01/53	10/23 at 105.00	BBB–		5,660,600
132,815	Total Alabama				130,465,480

	Arizona – 3.9%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 19.545%, 7/01/27 (IF) (6)	1/18 at 100.00	AA–		5,485,730

Nuveen Investments	1

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 18.930%, 1/01/31 (IF) (6)	1/18 at 100.00	AA–		$2,242,380

3,475	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/43	2/23 at 100.00	BBB+		3,646,665

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
6,175	5.000%, 2/01/30	2/22 at 100.00	BBB+		6,734,579
16,170	5.000%, 2/01/42	2/22 at 100.00	BBB+		16,963,139

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
4,050	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+		4,135,050
2,000	5.000%, 7/01/29 – FGIC Insured	1/16 at 100.00	BB+		2,028,260
39,410	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	BB+		39,595,621
13,660	5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	BB+		13,662,186

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R		672,299
650	5.000%, 7/15/33	7/24 at 100.00	N/R		658,379
750	5.000%, 7/15/38	7/24 at 100.00	N/R		744,293

1,085	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R		1,084,208

470	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	10/14 at 100.00	N/R		471,231

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB		3,283,313

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		423,062

500	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Pre-refunded 10/01/14) (Alternative Minimum Tax)	10/14 at 100.00	B3	(5)	504,745

13,165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB–		13,668,956

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	N/R		3,274,740
10,000	6.750%, 7/01/44	7/24 at 100.00	N/R		11,045,700

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R		5,713,457

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R		2,378,911
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R		3,703,097

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
790	7.250%, 11/01/23	11/16 at 100.00	N/R		806,487
1,710	7.500%, 11/01/33	11/16 at 100.00	N/R		1,747,808

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A+	$5,235,500

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.303%, 6/01/34 (IF) (6)	6/22 at 100.00	A+	2,618,741
1,500	17.362%, 6/01/42 (IF) (6)	6/22 at 100.00	A+	1,782,600
375	17.362%, 6/01/42 (IF) (6)	6/22 at 100.00	A+	445,650
1,265	17.362%, 6/01/42 (IF) (6)	6/22 at 100.00	A+	1,503,326
975	17.340%, 6/01/42 (IF) (6)	6/22 at 100.00	A+	1,158,446
775	17.334%, 6/01/42 (IF) (6)	6/22 at 100.00	A+	920,770

5,005	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	5,051,947

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,776,770

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006:
145	6.000%, 6/01/16	No Opt. Call	N/R	147,714
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,465,088
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	4,227,789

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,014,000
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,826,154

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	550,886

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,924,988
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,152,874

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	9,004,564

8,010	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	7/19 at 100.00	N/R	9,091,350

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	BB	1,949,108

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,202,753
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,512,628

4,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 5.250%, 6/01/35	12/14 at 100.00	BBB	4,002,960

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,195	6.000%, 6/01/40	6/19 at 100.00	BB+	1,218,936
2,250	6.100%, 6/01/45	6/19 at 100.00	BB+	2,299,725

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB+	254,205
1,475	6.000%, 6/01/36	6/16 at 100.00	BB+	1,484,116

Nuveen Investments	3

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	$2,942,013

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, on behalf of Clark County, Nevada, Detention Facility Project, Tender Option Bond Trust 2835, 15.297%, 3/01/16 (IF) (6)	3/18 at 100.00	Aa2	3,929,981

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
1,650	6.625%, 12/01/17	No Opt. Call	B–	1,659,917
14,060	7.000%, 12/01/27	12/17 at 102.00	B–	13,224,274

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B	21,710,408

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A–	68,885
80	5.250%, 12/01/28	No Opt. Call	A–	92,437
3,205	5.000%, 12/01/32	No Opt. Call	A–	3,521,718
26,530	5.500%, 12/01/37	No Opt. Call	A–	29,224,652
10,000	5.000%, 12/01/37	No Opt. Call	A–	10,946,200

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A–	4,494,296

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,157,948
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,364,160

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+	1,621,798
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+	1,035,869

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
1,425	5.400%, 7/01/15	No Opt. Call	N/R	1,453,386
700	5.500%, 7/01/16	No Opt. Call	N/R	726,047
8,345	5.750%, 7/01/22	7/16 at 100.00	N/R	8,582,916
11,397	6.000%, 7/01/30	7/16 at 100.00	N/R	11,612,745

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	4,251,898

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,430	7.625%, 3/01/31	3/21 at 100.00	BB+	3,949,817
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,122,214

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,199,166
339,822	Total Arizona			356,390,629

	California – 17.7%

	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	442,163

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)
$10,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA		$3,833,865
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA		1,466,262

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31	3/21 at 100.00	Ba2		1,998,041

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.709%, 8/01/47 (IF) (6)	8/23 at 100.00	Aa3		4,449,677

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R		1,000,630

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R		243,660

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,150	5.000%, 9/01/27	9/17 at 100.00	N/R		3,247,398
7,590	5.000%, 9/01/37	9/17 at 100.00	N/R		7,763,583

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2		704,106
11,860	0.000%, 5/01/47	5/40 at 100.00	Aa2		4,904,229

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	17.791%, 4/01/31 (Pre-refunded 4/01/17) (IF)	4/17 at 100.00	AA	(5)	1,604,216
1,250	19.840%, 4/01/43 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA	(5)	2,110,350
1,000	18.348%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA	(5)	1,634,120
1,250	18.039%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA	(5)	2,042,650

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R		1,083,148

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R		1,110,543

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R		1,052,300

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	10/14 at 100.00	N/R		1,000,920

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R		1,486,384
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R		1,914,319

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/15 at 102.00	N/R		861,764
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R		2,393,525

1,390	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B, 5.400%, 9/01/35	9/15 at 102.00	N/R		1,428,406

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R		872,912
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R		2,107,807

2,250	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R		2,632,433

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–		2,010,224

Nuveen Investments	5

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,930	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	10/14 at 100.00	N/R	$6,055,657

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/15 at 100.00	BB–	791,770

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	5,373,410

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	11,112,300

7,025	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 19.671%, 9/01/28 – NPFG Insured (IF) (6)	9/18 at 100.00	N/R	9,213,358

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.070%, 5/15/19 (IF) (6)	No Opt. Call	AA	3,917,900
4,000	19.080%, 5/15/31 (IF) (6)	11/21 at 100.00	AA	5,912,320
1,500	20.070%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,350,740

605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 1270, 17.406%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	809,430

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726:
540	18.275%, 8/15/43 (IF) (6)	8/24 at 100.00	AA	762,799
1,250	18.303%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	1,642,450

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 3878:
460	22.414%, 10/01/21 (IF) (6)	No Opt. Call	AA	706,620
845	22.314%, 10/01/21 (WI/DD, Settling 8/07/14) (IF)	No Opt. Call	AA	1,306,919

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,916,208

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
2,000	18.363%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	2,662,400
2,385	18.358%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	3,174,674

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 4448:
1,800	22.602%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,545,200
1,610	22.590%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,276,170

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	22.388%, 8/15/18 (IF)	No Opt. Call	AA–	4,484,500
2,000	22.388%, 8/15/18 (IF)	No Opt. Call	AA–	3,587,600

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.388%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,484,500
2,500	22.388%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,484,500

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3765:
1,250	18.896%, 11/15/39 (IF) (6)	11/16 at 100.00	AA–	1,549,100
1,870	18.280%, 5/15/15 (IF) (6)	No Opt. Call	AA–	2,317,454

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.548%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	$4,416,250

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA	1,034,975

19,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa1	20,018,460

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 –Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,058,880

245	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	243,123

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	No Opt. Call	BB+	2,808,685
675	5.300%, 8/01/47	8/22 at 100.00	BB+	688,932

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,104,777

920	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Taxable Series 2014B, 7.250%, 6/01/18	No Opt. Call	N/R	923,919

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	2,495,428

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	1,032,190
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,027,760

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,302,080

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,436,770

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,504,900

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,264,780

1,105	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	1,174,980

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	602,906
530	6.875%, 1/01/42	1/22 at 100.00	N/R	561,297

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	A3	593,820
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,245,379

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	N/R	1,174,784

Nuveen Investments	7

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$18,965	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	$19,577,190
16,175	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	16,633,076

24,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	24,320,400

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,021,140

12,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	12,665,520

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB	2,163,725
4,960	6.750%, 8/01/44	2/24 at 100.00	BB	5,385,370

10,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A1	11,052,500

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 1338, 16.815%, 9/01/32 (IF) (6)	9/23 at 100.00	Aa3	16,211,679

15,725	California State, General Obligation Bonds, Tender Option Bond Trust 1342, 17.491%, 4/01/43 (IF) (6)	4/23 at 100.00	Aa3	21,957,761

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.650%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	7,221,420

5,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/43	No Opt. Call	Aa3	5,487,550

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	BB	1,509,420

1,950	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	2,005,809

2,225	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42	7/17 at 100.00	N/R	2,112,571

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,010,650

2,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,206,720

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	2,782,827

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,631,806

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	243,187
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	4,992,287

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	144,130

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.264%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	$3,434,592

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,034,460

500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	501,105

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,254,660

4,220	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,490,924

2,220	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,555,042

430	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	416,219

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,755,400

6,570	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/15 at 100.00	N/R	6,764,932

560	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	10/14 at 100.00	N/R	560,274

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,026,360
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,365,031

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,439,650
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,613,555

14,335	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	14,489,961

2,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	B–	2,095,414

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	757,500

2,815	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	2,874,734

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,317,576
800	5.000%, 11/01/29	11/16 at 100.00	N/R	805,528

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.454%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	5,619,800
820	18.290%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	920,712

Nuveen Investments	9

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,205	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	$4,188,096

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.738%, 11/15/32 (IF)	5/18 at 100.00	AA–	8,812,960

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.772%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	8,354,479

1,000	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36	11/16 at 100.00	BBB–	993,880

690	California, School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BB+	701,523

1,000	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	1,149,520

1,000	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,059,710

2,000	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006, 5.000%, 9/01/31	3/16 at 100.00	N/R	2,024,760

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,015,040

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,000	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,011,730
1,855	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	1,859,638

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2013-10A, 18.128%, 8/01/38 (IF)	8/23 at 100.00	Aa1	3,719,200

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,065,841
500	5.000%, 9/01/35	9/23 at 100.00	N/R	521,105

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
1,000	5.000%, 9/01/38	9/23 at 100.00	N/R	1,065,040
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,314,213

	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	707,120
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,389,540
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,352,900

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 3171, 18.153%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA	6,172,200

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	5,174,411

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
6,100	5.200%, 9/01/27	9/15 at 102.00	N/R	6,233,163
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	15,649,761

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	1,697,800
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	2,154,900
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	2,042,232

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	$4,314,480

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,505,070

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.608%, 9/01/32 – AMBAC Insured (IF) (6)	10/14 at 100.00	A+	2,637,000

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	3,685,738
3,000	5.000%, 9/01/36	9/14 at 102.00	N/R	3,049,590

21,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/15 at 100.00	AA–	21,053,550

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,552,935

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
5,000	0.000%, 1/15/29 – AGM Insured	No Opt. Call	AA	3,315,300
11,000	0.000%, 1/15/32 – AGM Insured	1/31 at 100.00	AA	7,283,210
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	1,613,750
5,955	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	6,397,576
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,084,595
3,665	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,196,938

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.481%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	822,030
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,740,100
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,740,100
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,740,100
1,560	17.468%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	1,709,698
5,450	17.489%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	5,887,908
1,750	17.481%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	1,890,560
2,250	17.481%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	2,430,720
980	17.460%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	1,058,606
1,880	17.459%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	2,030,795
370	17.310%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	399,415

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1211:
800	22.505%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	887,568
1,975	21.784%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	2,191,460
990	21.784%, 6/01/45 – AGM Insured (IF) (6)	6/15 at 100.00	AA	1,098,504
3,400	21.784%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	3,772,640

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.843%, 6/01/45 – BHAC Insured (IF)	6/15 at 100.00	AA+	8,279,399

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A1	32,576,255

Nuveen Investments	11

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686:
$5,500	8.985%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA		$5,741,120
550	8.985%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA		574,112

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
46,770	5.000%, 6/01/33	6/17 at 100.00	B		37,678,380
43,100	5.750%, 6/01/47	6/17 at 100.00	B		34,678,691
22,995	5.125%, 6/01/47	6/17 at 100.00	B		16,997,214

96,635	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B		76,831,589

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB–		1,681,454

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.544%, 1/15/19 (IF) (6)	No Opt. Call	Aa2		3,196,125

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R		1,056,040

1,485	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/14 at 100.00	N/R		1,485,921

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	3/15 at 100.00	N/R		585,322

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R		5,677,724
6,750	5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R		6,522,660
3,750	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R		3,463,763

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R		3,376,588
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R		1,030,870
3,050	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R		3,095,384
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R		4,273,739

2,935	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/37	3/15 at 100.00	N/R		2,963,470

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A		1,011,840

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40 (Pre-refunded 9/01/15)	9/15 at 100.00	N/R	(5)	3,590,958

1,510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB-		1,550,528

2,050	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005, 5.100%, 9/01/30	9/15 at 102.00	N/R		2,095,428

15,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B		3,023,400

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R		3,366,798
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R		3,242,866

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$4,970	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R		$5,657,749

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–		1,120,383

1,120	La Verne, California, Mobile Home Park Revenue Refunding Bonds, Copacabana Mobile Home Park, Series 2014, 5.000%, 6/15/44	6/24 at 100.00	A		1,173,749

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
535	5.000%, 9/01/34	No Opt. Call	N/R		571,080
260	5.000%, 9/01/40	No Opt. Call	N/R		273,161

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R		1,041,330

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R		1,210,940

1,175	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/15 at 100.00	N/R		1,191,732

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R		3,002,490
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R		6,752,430

1,195	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005, 5.250%, 9/01/30	9/15 at 102.00	N/R		1,234,399

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R		911,174
8,625	5.250%, 9/01/37	9/14 at 100.00	N/R		8,631,814

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/14 at 100.00	N/R		981,499
1,505	5.350%, 9/01/36	9/14 at 100.00	N/R		1,507,032

11,645	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R		11,651,987

6,590	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA		3,186,199

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R		1,674,075
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R		1,111,580

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R		933,650

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB		2,325,160
1,045	6.875%, 8/01/39	No Opt. Call	BBB		1,206,787

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	(5)	1,780,772

Nuveen Investments	13

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	12/14 at 100.00	N/R	$647,799

1,095	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,171,650

2,565	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	2,965,140

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,159,782

2,500	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014A, 5.000%, 11/15/44	11/22 at 100.00	A	2,680,225

6,410	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,449,293

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.046%, 5/15/40 (IF) (6)	5/20 at 100.00	AA	2,689,500

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345:
1,150	17.976%, 7/01/20 (IF) (6)	No Opt. Call	AA–	1,630,183
1,715	18.008%, 1/01/22 (IF) (6)	No Opt. Call	AA–	2,506,850

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/14 at 100.00	C	596,349

4,440	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/14 at 100.00	N/R	4,526,136

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.329%, 6/01/34 (IF) (6)	6/19 at 100.00	AA+	4,267,200

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,214,710

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	A–	1,422,604
2,650	7.250%, 8/01/31	8/21 at 100.00	A–	3,137,574
10,010	7.500%, 8/01/41	8/21 at 100.00	A–	11,776,465

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	4,647,057

1,750	Menifee Union School District, California, Community Facilities District 2011-1, Improvement Area 2, Special Tax Bonds, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,803,935

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	634,400

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29	9/19 at 100.00	N/R	1,541,535

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,082,345
1,245	5.300%, 9/01/36	9/14 at 103.00	N/R	963,381

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
$1,540	6.500%, 5/01/26	5/21 at 100.00	BBB+	$1,809,300
1,075	6.900%, 5/01/36	5/21 at 100.00	BBB+	1,247,054

2,185	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	2,288,613

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	624,662

2,335	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	9/14 at 101.00	N/R	2,357,743

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	224,655

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/15 at 103.00	N/R	1,014,210

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,033,200
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,336,236

2,785	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,635,316

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,100,940

1,245	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/15 at 100.00	N/R	1,246,008

2,505	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	3,116,420

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.270%, 10/01/42 (IF) (6)	4/22 at 100.00	A	3,882,606

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/15 at 100.00	N/R	2,517,330

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
2,095	5.250%, 9/01/26	3/15 at 102.00	N/R	2,126,593
4,640	5.450%, 9/01/32	9/16 at 100.00	N/R	4,694,149
5,515	5.500%, 9/01/36	9/16 at 100.00	N/R	5,570,646

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
2,700	5.150%, 9/01/27	3/15 at 103.00	N/R	2,756,376
8,110	5.200%, 9/01/37	9/15 at 102.00	N/R	8,196,939

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,080	7.000%, 4/01/25	4/15 at 102.00	BB	1,007,694
1,605	7.500%, 4/01/35	4/15 at 102.00	BB	1,487,755

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	508,630
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	483,985

Nuveen Investments	15

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	$2,913,984

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	5,677,776

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	17,886,008

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	2,726,760

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 17.989%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA–	2,310,560

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.878%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	4,332,300
7,000	17.878%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	8,086,960

16,670	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 5.750%, 9/01/39	9/23 at 100.00	N/R	18,135,460

3,230	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,493,762

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 18.080%, 8/01/37 – AGM Insured (IF) (6)	8/17 at 100.00	AA	7,012,000

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	317,379

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,318,586
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,518,610

1,050	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005, 5.150%, 9/01/32	9/14 at 100.00	N/R	1,050,809

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,402,783

3,900	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	4,414,761

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	18,462,340

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,269,425

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	3,956,133

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,458,550

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/15 at 100.00	BBB–	1,286,825

8,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	8,669,120

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	$4,052,397

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/15 at 102.00	N/R	4,447,332

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,033,530

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	3/15 at 100.00	N/R	1,008,730

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,806,400

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	848,734
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,580,040

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	11/15 at 104.00	N/R	7,808,486

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Tax Allocation Bonds, Series 2001E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB	1,076,999
7,075	0.000%, 12/01/42	No Opt. Call	BBB	1,001,679
7,050	0.000%, 12/01/43	No Opt. Call	BBB	931,587
5,600	0.000%, 12/01/44	No Opt. Call	BBB	690,648

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	BBB	1,660,260

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A–	1,292,000

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	1,183,740

1,410	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,487,903

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.616%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	AA	3,343,996

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	169,593
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	191,228

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/15 at 103.00	N/R	1,011,340

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,819,350

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	7,180,577

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/15 at 102.00	N/R	3,037,500

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.364%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	4,393,600

Nuveen Investments	17

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$3,000	18.675%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	$5,272,320
6,580	18.466%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	11,272,856

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.567%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,142,972

5,985	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	6,276,110

2,845	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	2,859,510

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,811,800
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	19,297,553

2,670	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A	2,893,880

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 20.213%, 2/01/33 (IF)	8/19 at 100.00	Aa2	4,846,976

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48	No Opt. Call	AA–	1,463,216

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	No Opt. Call	N/R	5,122,600

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,344,188

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	540,430
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	929,647

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	566,910

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
275	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	AA–	170,973
39,175	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	AA–	22,927,169
66,180	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	AA–	36,388,411
2,220	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	AA–	1,144,588
15,180	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	AA–	7,324,502
1,010	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	AA–	455,197
1,000	5.250%, 1/15/30 – NPFG Insured	1/15 at 100.00	AA–	999,960
7,110	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	AA–	3,003,051
50,550	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	AA–	19,999,602
2,085	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	770,512
24,790	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	AA–	8,020,557
24,505	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	AA–	6,914,331

8,240	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	8,119,449

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
1,500	17.576%, 9/01/31 – AGM Insured (IF) (6)	3/17 at 100.00	AA	1,698,540
470	17.486%, 9/01/30 – AMBAC Insured (IF) (6)	3/17 at 100.00	AA	531,876

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.747%, 9/01/38 – BHAC Insured (IF)	9/17 at 100.00	AA+		$5,335,253

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA		2,395,623

8,265	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	10/14 at 100.00	N/R		8,268,389

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A		3,869,775

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R		2,527,300

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R		1,490,656
3,500	6.000%, 9/01/43	9/23 at 100.00	N/R		3,776,710

1,170	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R		1,182,624

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R	(5)	1,003,653

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB+		4,443,780

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A		1,095,090

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	8/14 at 100.00	AA–		1,538,350
1,000	4.500%, 8/01/31 – NPFG Insured	8/14 at 100.00	AA–		866,520

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	9/14 at 100.00	AA–		986,800

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	9/14 at 103.00	N/R		1,988,232
2,930	6.250%, 9/01/37	9/14 at 103.00	N/R		3,018,955

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R		7,728,525

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+		3,731,735

6,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R		6,323,040

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
6,650	5.450%, 9/01/26	9/14 at 102.00	N/R		6,608,970
18,565	5.500%, 9/01/36	9/14 at 102.00	N/R		17,942,701

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2013-21U, 19.165%, 5/15/38 (IF) (6)	5/23 at 100.00	AA–		10,703,278

Nuveen Investments	19

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
$11,185	5.375%, 6/01/38	6/15 at 100.00	B–		$9,025,177
6,115	5.500%, 6/01/45	6/15 at 100.00	B–		4,796,361

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
7,180	5.000%, 6/01/37	10/14 at 100.00	BB+		5,714,706
28,910	5.125%, 6/01/46	10/14 at 100.00	B+		21,824,737

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
525	5.000%, 11/01/15	No Opt. Call	B		529,011
550	5.000%, 11/01/16	No Opt. Call	B		552,338
835	5.100%, 11/01/27	11/17 at 100.00	B		723,553
2,785	5.200%, 11/01/32	11/17 at 100.00	B		2,336,114

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+		1,415,531

	Twenty-nine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+		905,586
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+		4,876,638

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 3353, 18.029%, 5/15/20 (IF) (6)	No Opt. Call	AA–		2,202,268

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 18.119%, 5/15/36 (IF) (6)	5/23 at 100.00	AA		3,726,500

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.170%, 5/15/39 (IF) (6)	5/23 at 100.00	AA		3,845,100

3,796	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R		3,731,772

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA		2,361,515

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–		724,488

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)	9/14 at 105.00	N/R	(5)	1,057,080

2,565	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32 (Pre-refunded 9/01/14)	9/14 at 105.00	N/R	(5)	2,714,283

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R		3,832,046

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R		1,776,294

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/15 at 100.00	N/R		1,001,870
3,755	5.800%, 9/01/31	9/15 at 100.00	N/R		3,755,826

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A		4,287,836

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R		$714,812

1,220	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	N/R		1,234,933

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R		7,302,179
1,870,040	Total California				1,627,726,276

	Colorado – 7.3%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25 (27)	12/15 at 100.00	N/R		1,660,980
5,380	6.250%, 12/01/35 (28)	12/15 at 100.00	N/R		2,967,554

6,380	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R		6,877,959

25,781	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		25,725,829

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		1,909,040

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–		3,836,480
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–		13,229,880

5,065	Beacon Point Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Series 2014, 6.500%, 12/15/45	10/14 at 100.00	N/R		3,064,983

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	1,735,987

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R		2,043,220

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		121,904

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	N/R		156,201
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R		1,444,113
4,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		3,835,129

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	10/14 at 100.00	N/R		674,006

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R		2,644,259

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,024,504

570	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R	(5)	611,354

4,010	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R		3,974,070

Nuveen Investments	21

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,795	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	$6,807,843

	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A:
1,625	6.000%, 12/01/38	12/23 at 100.00	BBB	1,890,428
625	5.625%, 12/01/38	12/23 at 100.00	BBB	705,763

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,958,720

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B–	2,708,836

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B–	4,509,782

1,095	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	872,003

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,794,730

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
730	7.250%, 3/01/24	3/15 at 100.00	N/R	718,649
1,570	7.375%, 3/01/35	3/15 at 100.00	N/R	1,497,388

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,534,967

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,220	5.500%, 2/15/26	2/16 at 101.00	N/R	2,084,491
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	2,156,819

1,735	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,536,551

1,030	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,060,787

3,870	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	3,804,094

2,300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,326,036

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	253,288
900	5.375%, 7/01/44	7/24 at 100.00	BB+	913,779

945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,058,495

2,370	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	2,401,592

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,613,542

1,875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,896,694

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,785	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	$2,880,720

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,926,600

28,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	27,673,378

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,392,009

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1234, 18.231%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	2,423,123

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1278:
3,450	17.557%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	4,314,156
2,500	17.557%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	3,126,200

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1315, 17.190%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	5,334,208

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.803%, 10/01/31 (IF) (6)	11/23 at 100.00	A+	4,317,120

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,888,362
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,821,410
4,125	7.125%, 6/01/47	6/22 at 100.00	N/R	4,369,324

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A–	794,934

2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366, 24.867%, 7/01/21 (IF) (6)	No Opt. Call	AA–	3,544,600

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702:
265	17.906%, 7/01/18 (IF) (6)	No Opt. Call	AA–	338,755
1,000	18.896%, 1/01/18 (IF) (6)	No Opt. Call	AA–	1,449,920
1,250	18.896%, 1/01/18 (IF) (6)	No Opt. Call	AA–	1,812,400
3,500	17.906%, 1/01/18 (IF) (6)	No Opt. Call	AA–	4,827,620

300	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	305,856

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,368,108

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
1,110	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,107,281
239	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	206,028

2,874	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,850,558

1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,097,750

Nuveen Investments	23

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
$1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	$1,144,275
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	3,702,257
6,750	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	6,866,573

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,177,922

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,863,683

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,410	5.400%, 12/01/27	12/17 at 100.00	N/R	6,155,561
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	8,523,752

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	98,754
422	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	390,831
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	2,513,731
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	354,380

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	5,000,600
6,455	5.950%, 12/01/36	12/16 at 100.00	N/R	6,373,538

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,389,644

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36 (4)	12/16 at 100.00	N/R	2,460,581

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
8,200	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	8,495,118
30,700	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	31,356,980

	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A:
1,670	5.000%, 12/01/39	12/23 at 100.00	BBB+	1,758,994
11,125	5.250%, 12/01/45	12/23 at 100.00	BBB+	11,912,094

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligation Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	1,987,198

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	BBB	8,211,720
7,500	0.000%, 9/01/39	No Opt. Call	BBB	2,217,450
2,495	0.000%, 9/01/41	No Opt. Call	BBB	641,664

1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	701,550

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	25,090,875
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	2,649,371
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	235,740

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)
$10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	$4,794,129
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	206,040

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
21,100	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	7,427,200
24,010	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	7,558,828
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	5,755,194

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
36,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	21,563,313
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	13,877,988
25,600	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	9,894,144

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,583,010
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	AA–	4,147,290
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	379,766

45,720	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	13,594,842

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
300	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	306,180
2,835	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	2,861,025
18,295	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	18,149,006

3,433	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,411,717

3,302	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	2,377,572

3,956	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	4,086,864

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R	1,438,303

5,462	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,934,299

770	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	804,404

8,045	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	8,095,120

2,139	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,223,148

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,889,365

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,171,840

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	799,695

9,125	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	9,081,474

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	734,209

Nuveen Investments	25

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$708	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	$582,535

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	999,890
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R	1,742,901

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,793,570

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/14 at 100.00	N/R	1,937,601

1,583	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,369,928

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	322,717

	Montrose County, Colorado, Certificates of Participation, Series 2014:
1,000	5.000%, 12/01/34	12/24 at 100.00	BBB	1,053,150
2,280	5.000%, 12/01/38	12/24 at 100.00	BBB	2,378,040

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	1,187,575
4,100	5.625%, 12/01/37	12/16 at 100.00	N/R	3,772,533

2,697	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	2,719,601

4,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	4,565,565

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	13,355,785

3,750	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 1355, 14.415%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	4,804,350

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	AA	10,787,700

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,608,640

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,773,650

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,827,260

1,200	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,201,116

2,264	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,497,862

2,150	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	2,169,587

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,265	7.375%, 12/01/35	12/20 at 100.00	N/R	2,415,917
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,185,572

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R		$4,830,370

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (8)	12/17 at 100.00	N/R		1,929,000

1,285	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R		1,297,824

2,540	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R		2,794,254

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R		1,950,151

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R		1,049,454

6,450	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R		6,893,631

2,373	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,298,037

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R		2,393,050

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	N/R		486,381

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,096	6.000%, 12/01/25	12/15 at 100.00	N/R		2,101,638
7,946	6.125%, 12/01/35	12/15 at 100.00	N/R		7,948,066
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R		7,044,590

2,030	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R		2,053,832

1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R	(5)	1,652,664

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R		482,965
1,393	6.375%, 12/01/35	12/15 at 100.00	N/R		1,317,708
864,408	Total Colorado				669,810,610

	Connecticut – 1.6%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba3		7,320,720

7,420	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2014E, 5.000%, 7/01/42	No Opt. Call	A		8,009,667

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,250	7.625%, 1/01/30	1/20 at 100.00	N/R		1,322,288
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R		3,734,363

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
886	7.000%, 4/01/22	4/20 at 100.00	N/R		1,028,425
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R		44,466,295

Nuveen Investments	27

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$114,360	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31	No Opt. Call	N/R	$57,116,085

1,885	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	10/14 at 100.00	B	1,886,395

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
475	5.125%, 1/01/23	1/15 at 100.00	B	476,040
20,600	5.250%, 1/01/33	1/15 at 100.00	B	20,454,976

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	5,413,350
200,716	Total Connecticut			151,228,604

	Delaware – 0.4%

36,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	38,908,511

1,405	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,525,479
38,290	Total Delaware			40,433,990

	District of Columbia – 0.4%

2,500	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	BBB+	2,801,075

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
3,025	23.424%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB+	4,502,622
2,500	23.453%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB+	3,722,700
1,250	23.453%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	1,852,150
1,750	23.453%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	2,593,010

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BBB–	2,639,521

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,365	18.900%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	3,002,817
1,190	18.796%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	1,509,099

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,208,609

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,942,629
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,153,274
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,166,450

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	176,943

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
1,250	23.453%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	1,852,150
625	23.453%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	926,075

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
$1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA	$705,712
10,800	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	2,954,988
39,840	Total District of Columbia			38,709,824

	Florida – 12.6%

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,911,525
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,907,625

5,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP-80 Series 2011B-1, 7.375%, 11/15/19	11/14 at 100.00	N/R	5,020,200

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,034,572
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,608,302
7,500	8.125%, 11/15/46	No Opt. Call	N/R	8,611,350

2,745	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/15 at 100.00	N/R	2,708,711

3,025	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,439,995

1,730	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (9)	5/15 at 101.00	N/R	1,651,337

1,785	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,834,284

19,855	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	18,304,722

24,540	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	25,630,558

3,500	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,718,540

8,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	8,035,120

4,035	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,883,445

3,400	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,363,246

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	4,039,077

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,457,938

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,777,492

Nuveen Investments	29

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
$2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	$2,427,785
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,003,215
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	3,912,786

1,985	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,982,241

150	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	151,646

3,035	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,217,677

3,510	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,945,381

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	3,253,110

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,080,550

1,455	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,454,665

18,510	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	18,759,700

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42	6/22 at 100.00	B	5,599,742

2,690	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,507,215

5,580	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	5,367,904

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,500	6.500%, 11/01/29	11/19 at 100.00	BB+	1,661,235
11,000	6.750%, 11/01/39	11/19 at 100.00	BB+	12,098,570

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
660	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	AA–	654,938
10,880	5.000%, 10/01/31 – NPFG Insured	10/14 at 100.00	AA–	10,780,339

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44	1/21 at 103.00	N/R	1,895,897

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,622,375

1,355	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,378,211

3,630	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,632,142

2,900	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,938,367

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,545	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	$3,592,078

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	520,155
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,249,429

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	8,547,360
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,384,100

8,430	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/15 at 100.00	N/R	8,468,778

10,095	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/14 at 100.00	N/R	10,094,495

3,085	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	3,024,997

1,305	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,309,698

5,020	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	5,070,752

2,720	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	10/14 at 100.00	N/R	2,721,442

2,720	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44 (WI/DD, Settling 8/12/14)	5/24 at 100.00	N/R	2,721,578

1,375	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/14 at 100.00	N/R	1,374,849

5,885	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,997,992

4,040	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	4,074,542

4,765	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	5,077,346

2,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	2,213,335

4,250	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	4,734,288

3,395	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,409,463

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,400,932
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,711,824

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34 (WI/DD, Settling 8/05/14)	7/24 at 100.00	N/R	6,028,977
9,780	6.500%, 7/01/44 (WI/DD, Settling 8/05/14)	7/24 at 100.00	N/R	9,786,357

Nuveen Investments	31

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20 (WI/DD, Settling 8/05/14)	No Opt. Call	N/R	$320,621

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,540,785
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,022,004

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	9,979,601
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	5,581,003
10,700	7.625%, 6/15/41	6/21 at 100.00	BB–	11,331,728

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,467,735
5,800	6.125%, 6/15/43	No Opt. Call	N/R	5,620,316

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	19,405,864
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,188,880

1,625	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	1,629,859

4,250	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,557,828

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,515,455

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,738,688

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	9/14 at 100.00	N/R	2,581,651

	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
1,080	5.000%, 11/15/26 (Alternative Minimum Tax)	5/23 at 100.00	N/R	1,072,094
8,830	5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	8,451,899

920	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43 (WI/DD, Settling 8/01/14)	5/23 at 100.00	N/R	932,411

990	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	10/14 at 100.00	N/R	1,001,187

5,100	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,067,564

1,300	Harrison Ranch Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/38	5/17 at 100.00	A–	1,330,355

3,585	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,451,280

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.397%, 5/15/15 (IF)	No Opt. Call	Aa2	6,628,893

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.533%, 5/15/15 (IF)	No Opt. Call	Aa2	$3,955,068

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.050%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,446,350

3,670	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,664,825

4,000	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35	5/23 at 100.00	A–	3,974,960

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.363%, 11/01/32 (IF) (6)	11/17 at 100.00	A	6,527,884
2,865	18.367%, 11/01/38 (IF) (6)	11/17 at 100.00	A	3,149,065

8,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,794,327

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 3918, 18.134%, 4/01/35 (IF) (6)	10/21 at 100.00	AA	3,398,275

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	496,535
920	5.375%, 11/01/44	11/24 at 100.00	N/R	919,236

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	605,773
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,029,145

3,315	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,422,439

9,920	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	9,983,587

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	830,322
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,443,055

2,080	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,784,349

1,290	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,315,349

250	Lakeland, Florida, Educational Facilities Revenue Bonds, Florida Southern College Project, Refunding Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	BBB+	257,955

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,531,985

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,500	5.250%, 11/01/33	11/22 at 100.00	N/R	4,553,145
3,000	5.750%, 11/01/42	11/22 at 100.00	N/R	3,042,000

Nuveen Investments	33

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A:
$2,390	5.250%, 5/01/13	No Opt. Call	N/R	$1,042,757
675	5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	294,503

9,845	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	5/16 at 100.00	N/R	10,035,895

1,850	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,957,171

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
12,935	5.250%, 6/15/27	6/17 at 100.00	BB	13,078,320
34,550	5.375%, 6/15/37	6/17 at 100.00	BB	34,730,006

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,709,394
4,325	5.750%, 6/15/42	6/22 at 100.00	BB	4,462,665

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	N/R	5,776,185

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,280	9.000%, 12/01/30	12/18 at 104.00	N/R	7,990,746
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	17,157,403

1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007, 5.000%, 11/15/29	5/17 at 100.00	BB+	1,010,550

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (6)	4/17 at 100.00	A	6,990,808
23,920	5.000%, 4/01/37 (UB) (6)	4/17 at 100.00	A	24,524,219

263	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	223,608

9,650	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	7/15 at 100.00	N/R	5,894,606

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	1,467,228

10,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	No Opt. Call	Baa1	10,634,000

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	419,086

1,020	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.100%, 5/01/31	5/22 at 100.00	BBB+	1,059,515

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pinecrest Academy Project, Series 2014:
750	5.000%, 9/15/34	9/24 at 100.00	BBB–	749,010
1,550	5.250%, 9/15/44	No Opt. Call	BBB–	1,552,310

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 19.078%, 10/01/41 (IF) (6)	10/20 at 100.00	A	4,214,448

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.070%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	AA	$4,355,120

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.121%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA	4,169,180

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	AA–	336,834
3,300	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	AA–	1,112,166
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	AA–	1,144,357
9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	AA–	2,767,340
8,385	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	AA–	2,264,453

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2009:
24,650	0.000%, 10/01/39	No Opt. Call	A+	6,942,426
1,000	0.000%, 10/01/41	No Opt. Call	A+	245,520
4,200	0.000%, 10/01/42	No Opt. Call	A+	976,668

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
2,065	17.834%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	2,812,117
3,750	17.855%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	5,108,400
855	17.855%, 4/01/19 – AGM Insured (IF)	10/20 at 100.00	AA	1,164,715

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
1,120	4.250%, 5/01/24	5/23 at 100.00	N/R	1,141,582
2,895	5.000%, 5/01/29	5/23 at 100.00	N/R	2,980,345
6,735	5.000%, 5/01/37	5/23 at 100.00	N/R	6,812,453

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
4,455	4.250%, 5/01/24	5/23 at 100.00	N/R	4,540,848
3,500	5.000%, 5/01/29	5/23 at 100.00	N/R	3,603,180
15,415	5.000%, 5/01/37	5/23 at 100.00	N/R	15,570,229

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,285,418

1,000	Mirabella Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/44	11/24 at 100.00	N/R	1,058,340

3,540	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	3,780,331

10,290	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	10,445,379

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	629,350

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,152,785

810	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	821,397

1,925	Northern Palm Beach County Improvement District, Florida, Special Assessment Revenue Bonds, Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,011,375

975	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	991,916

Nuveen Investments	35

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.221%, 10/01/42 (IF) (6)	4/22 at 100.00	A	$375,646

1,270	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	1,177,506

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,058,810
1,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	1,032,680

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	554,960
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,112,180
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,111,460
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,523,450
10,100	7.500%, 6/01/49	6/22 at 102.00	N/R	11,222,211

5,945	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	5,998,743

590	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	592,437

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,313,185

500	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	540,480

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
560	4.875%, 5/01/22	No Opt. Call	N/R	578,340
1,620	5.375%, 5/01/31	5/22 at 100.00	N/R	1,665,506

11,245	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	10/14 at 100.00	N/R	10,921,706

2,615	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,141,920

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	574,937

	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
5,455	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	5,832,541
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	331,720

2,590	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,612,067

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
460	5.750%, 11/01/22	No Opt. Call	N/R	501,423
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,390,588
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,150,710

4,350	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,682,841

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	$3,381,788

3,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	11/14 at 100.00	N/R	3,554,705

2,885	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,932,026

1,900	Sabal Palm Community Development District, Florida, Specoal Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	1,989,908

1,915	Sail Harbour Community Development District, Florida, Special Assessment Revenue Bonds, Series 05A, 5.500%, 5/01/36 – RAAI Insured	10/14 at 100.00	N/R	1,917,949

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 1.344%, 1/01/49	4/17 at 100.00	N/R	2,571,038

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49	4/17 at 100.00	N/R	24

	Saint Lucie West Services District, Florida, Utility Revenue Bonds, Series 2004:
2,140	5.250%, 10/01/34 – NPFG Insured	10/14 at 101.00	AA–	2,166,878
455	5.000%, 10/01/38 – NPFG Insured	10/14 at 101.00	AA–	460,442

8,500	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	8,518,445

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,266,040
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,576,568

6,580	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	6,582,566

7,000	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/14 at 100.00	N/R	6,999,650

2,190	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,248,823

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 1255, 22.890%, 8/15/42 (IF) (6)	8/17 at 100.00	AA	2,761,317

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.621%, 8/15/28 (IF)	8/17 at 100.00	AA	6,737,985

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.586%, 8/15/23 (IF)	8/17 at 100.00	AA	1,079,940
6,250	16.078%, 8/15/42 (IF)	8/17 at 100.00	AA	7,203,750

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
3,835	16.019%, 8/15/15 (IF) (6)	No Opt. Call	AA	5,370,496
2,130	16.001%, 8/15/15 (IF) (6)	No Opt. Call	AA	2,988,986

4,120	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	4,230,993

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,097,172

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
1,125	5.125%, 11/01/34	11/24 at 100.00	N/R	1,115,809
3,000	5.500%, 11/01/44	11/24 at 100.00	N/R	3,002,040

Nuveen Investments	37

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	$2,276,086

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,709,950

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,733,287
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	3,915,886

8,970	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	8,974,844

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
460	6.750%, 11/01/27	11/18 at 100.00	N/R	479,601
2,240	7.850%, 11/01/41	11/18 at 100.00	N/R	2,364,275

9,475	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	6,953,134

22,430	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	13,417,626

11,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,180,891

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,560	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	16
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,200	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	102

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
30	6.375%, 5/01/17 (4)	No Opt. Call	N/R	30,206
140	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	142,248
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	177,793
860	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	878,275

3,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	2,847,361

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
450	6.375%, 5/01/17	No Opt. Call	N/R	444,249
2,655	6.450%, 5/01/23	5/17 at 100.00	N/R	2,652,504
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,460,138
2,305	5.250%, 5/01/39	5/17 at 100.00	N/R	2,277,110
16,955	6.650%, 5/01/40	5/17 at 100.00	N/R	17,244,422

37,650	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/15 at 100.00	BB	37,843,898

	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2:
1,970	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1,230,915

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)
$6,180	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	$3,667,954
8,045	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	4,748,159
39,495	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	23,184,750

1,230	Tradition Community Development District 1, Port Saint Lucie, Florida, Special Assessment Bonds, Refunding Series 2014, 4.250%, 5/01/32 – AGM Insured	5/24 at 100.00	AA	1,238,438

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	5,999,320

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43	11/32 at 100.00	N/R	871,298

6,000	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	6,000,780

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
590	5.000%, 5/01/23	5/22 at 100.00	N/R	621,978
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,577,355

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,500	5.000%, 5/01/23	5/22 at 100.00	N/R	1,567,155
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,872,925

1,055	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,149,423

5,000	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,985,750

6,250	Verano Center Community Development District, Florida, Special Assessment Revenue Bonds, Community Infrastructure Projects, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	6,252,188

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,360,883

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	676,552
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	445,100
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	667,650

640	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	669,459

2,945	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,933,456

18,870	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	18,902,834

3,500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	5/15 at 100.00	N/R	3,492,020

1,360	Wynnfield Lakes Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 4.500%, 5/01/36 (WI/DD, Settling 8/14/14)	5/24 at 100.00	A–	1,336,758
1,248,567	Total Florida			1,155,731,016

	Georgia – 1.4%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	A–	1,506,815

Nuveen Investments	39

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$5,925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2		$6,973,073

2,910	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2		3,424,750

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2		502,725

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	10/14 at 100.00	CCC		715,987
95	5.375%, 12/01/28	12/14 at 100.00	CCC		71,425

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	B+		14,319,340

12,625	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	B+		13,242,363

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BB–		3,496,352
3,310	5.000%, 12/01/26	12/14 at 100.00	BB–		3,310,463

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R		5,005,360

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,200	7.625%, 12/01/30 (7)	12/20 at 100.00	N/R		3,005,331
5,200	8.000%, 12/01/40 (7)	12/20 at 100.00	N/R		3,005,331
3,500	8.125%, 12/01/45 (7)	12/20 at 100.00	N/R		2,022,819

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R		5,213,043

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
9,550	5.000%, 7/01/27	7/17 at 100.00	N/R		9,557,258
1,000	5.000%, 7/01/29	7/17 at 100.00	N/R		986,520
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R		7,659,200
38,755	5.125%, 7/01/42	7/17 at 100.00	N/R		36,573,094

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42	No Opt. Call	N/R		3,980,600

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23 (7)	7/21 at 100.00	N/R		1,029,042
2,242	5.500%, 7/15/30 (7)	7/21 at 100.00	N/R		2,044,504
2,461	5.500%, 1/15/36 (7)	7/21 at 100.00	N/R		2,243,833
133,961	Total Georgia				129,889,228

	Guam – 0.8%

1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A		1,571,355

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+		1,107,830
8,000	6.875%, 12/01/40	12/20 at 100.00	B+		8,846,560

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	A–	(5)	1,050,090

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

$2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	A–	$2,176,640

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29	11/19 at 100.00	BB–	8,574,852
33,530	7.000%, 11/15/39	11/19 at 100.00	BB–	37,084,515

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,410	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,573,024
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,136,580

3,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35 (WI/DD, Settling 8/07/14)	7/24 at 100.00	A–	3,295,486

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	A–	2,181,960
5,500	5.500%, 7/01/43	7/23 at 100.00	A–	6,037,735
67,840	Total Guam			74,636,627

	Hawaii – 0.2%

3,913	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,828,988

4,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	4,435,313

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BB	5,607,086

700	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	10/14 at 100.00	B	702,884

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,122,594
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,061,290
18,068	Total Hawaii			18,758,155

	Idaho – 0.1%

3,875	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,382,431

1,305	Idaho Housing and Finance Association Nonprofit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,354,199
5,180	Total Idaho			5,736,630

	Illinois – 7.9%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,076,587

8,350	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	7,846,579

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,891,880

3,660	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35 (4)	1/15 at 102.00	N/R	2,054,102

2,670	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,722,599

924	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 –RAAI Insured	3/16 at 100.00	N/R	925,839

Nuveen Investments	41

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1210, 24.175%, 12/01/39 – AMBAC Insured (IF) (6)	12/21 at 100.00	AA	$7,055,428

11,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	11,738,855

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2014-4A:
8,000	22.395%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	11,374,000
500	22.395%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	710,875

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	10/14 at 100.00	N/R	1,200,300

1,132	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,117,029

6,750	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	10/14 at 100.00	N/R	5,091,323

4,510	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,623,923

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 1212, 22.572%, 1/01/35 – AGM Insured (IF) (6)	1/21 at 100.00	AA	971,080

	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
1,000	5.000%, 1/01/32 – AGM Insured	1/24 at 100.00	AA+	1,079,830
2,000	5.000%, 1/01/33 – AGM Insured	1/24 at 100.00	AA+	2,154,760

58,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	59,417,582

2,429	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,242,817

355	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Capital Appreciation Series 2011B, 0.000%, 10/01/31	10/14 at 36.71	N/R	87,887

661	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/15 at 101.00	N/R	599,573

1,700	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,662,498

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,660	7.750%, 7/01/30	7/21 at 100.00	N/R	8,290,188
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,700,350
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,205,260

3,145	Gilberts, Kane County, Illinois, Special Tax Bonds, Service Area 15, Refunding Series 2014, 5.000%, 3/01/35 – AGM Insured	3/24 at 100.00	AA	3,257,528

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,760,175

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2014-2A, 22.475%, 1/01/39 (IF)	1/24 at 100.00	AA–	2,962,900

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	10/14 at 100.00	BB+	791,035

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	BBB–	2,016,560

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
$25	5.000%, 12/01/21	12/16 at 100.00	BBB+	$26,146
1,250	5.000%, 12/01/36	12/16 at 100.00	BBB+	1,250,863

205	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option Bond Trust 3302, 18.267%, 6/01/15 (IF)	No Opt. Call	AAA	245,424

61,680	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	63,100,490

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BBB	213,354

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	3,580,411
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	10,136,200
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	10,749,950

31,650	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB	32,023,787

5,140	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	4,972,333

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.432%, 8/15/15 – AGC Insured (IF) (6)	No Opt. Call	AA	1,749,780
1,625	18.432%, 2/15/39 – AGC Insured (IF) (6)	8/18 at 100.00	AA	1,880,905
2,495	18.432%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	2,887,913
625	18.220%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	723,425
550	18.141%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	636,218

890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	826,499

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	BB–	5,238,640

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,003,260
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	11,058,412
19,140	5.000%, 4/01/36	4/16 at 100.00	Baa3	18,404,067

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,486,660

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,098,705

10,465	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	10,002,447

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
110	5.250%, 5/15/15	No Opt. Call	N/R	112,646
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,966,613
11,750	5.750%, 5/15/38	5/17 at 100.00	N/R	11,922,373
350	5.400%, 5/15/38	10/14 at 100.00	N/R	350,021

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764, 18.060%, 5/01/26 (IF) (6)	5/20 at 100.00	AA	4,049,500

Nuveen Investments	43

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 4285:
$560	18.206%, 8/15/20 (IF) (6)	No Opt. Call	AA+	$745,472
1,925	18.218%, 2/15/37 (IF) (6)	8/22 at 100.00	AA+	2,480,209
1,000	18.206%, 8/15/37 (IF) (6)	8/22 at 100.00	AA+	1,331,200

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	20.158%, 2/15/19 (IF)	No Opt. Call	AA–	671,202
625	20.158%, 2/15/31 (IF)	8/19 at 100.00	AA–	958,350

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	25,700,500

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (6)	11/17 at 100.00	A	2,011,606

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.275%, 11/15/33 (IF) (6)	11/17 at 100.00	A	1,403,325
4,260	21.303%, 5/15/39 (IF) (6)	5/20 at 100.00	A	6,331,553
1,705	21.303%, 5/15/39 (IF) (6)	5/20 at 100.00	A	2,531,669
4,740	21.297%, 5/15/39 (IF) (6)	5/20 at 100.00	A	7,044,967

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	17.295%, 5/15/41 (IF) (6)	5/22 at 100.00	A	4,257,354
2,500	17.295%, 5/15/41 (IF) (6)	5/22 at 100.00	A	3,019,400

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,212,819

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	10,041,760

10,310	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,540,429

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB) (6)	11/18 at 100.00	A+	10,746,571

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (6)	11/18 at 100.00	A+	2,912,511

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB)	5/19 at 100.00	A+	6,307,742

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
300	22.432%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	470,568
250	23.422%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	386,530
3,067	23.409%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	4,740,999
1,065	23.368%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	1,645,244
815	23.352%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	1,258,719
315	23.241%, 11/01/39 (IF) (6)	5/19 at 100.00	A+	485,661

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	744,387

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,030	21.900%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,606,965
665	21.781%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,035,405

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 20.158%, 2/15/31 (IF)	8/19 at 100.00	AA–	$3,503,728

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	20.158%, 2/15/19 (IF) (6)	No Opt. Call	AA–	4,099,964
4,250	20.158%, 2/15/35 (IF) (6)	2/21 at 100.00	AA–	5,760,280

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	2,858,181

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	999,795

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
1,115	5.000%, 6/01/11 (4)	No Opt. Call	Ca	903,139
1,160	5.000%, 6/01/12 (4)	No Opt. Call	Ca	939,588
1,225	5.000%, 6/01/13 (4)	No Opt. Call	Ca	992,238
1,060	5.000%, 7/01/13 (4)	No Opt. Call	Ca	858,589
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,044,887
7,540	5.500%, 6/01/19 (4)	10/14 at 100.00	Ca	6,107,325
6,905	5.000%, 6/01/24 (4)	10/14 at 100.00	Ca	5,592,981
21,650	5.125%, 6/01/35 (4)	10/14 at 100.00	Ca	17,536,284

1,745	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.653%, 2/01/33 (IF) (6)	8/18 at 100.00	AA	1,796,844

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (6)	4/16 at 100.00	AA+	22,163,630

10,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	A–	10,094,100

1,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	No Opt. Call	AA	1,041,850

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1350, 17.565%, 4/01/32 – AGM Insured (IF) (6)	4/24 at 100.00	AA	2,196,595

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	AA	9,098,187

8,825	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/37 – AGM Insured (UB) (6)	4/24 at 100.00	AA	9,220,095

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	14,450,982

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC–	2,655,320

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25	1/16 at 100.00	D	558,250
3,675	5.250%, 1/01/30	1/16 at 100.00	D	1,286,250
5,420	5.250%, 1/01/36	1/16 at 100.00	D	1,897,000

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	2,584,901

4,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297, 18.190%, 6/15/20 – NPFG Insured (Alternative Minimum Tax) (IF) (6)	No Opt. Call	AAA	4,625,920

Nuveen Investments	45

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220:
$265		19.995%, 4/01/37 (IF) (6)	6/20 at 100.00	AAA	$349,220
9,300		18.986%, 6/15/42 (IF) (6)	6/20 at 100.00	AAA	11,364,972

4,500		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,112,055

11,289		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	11,435,193

6,982		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	7,086,102

2,074		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/16 at 100.00	N/R	2,098,121

4,291		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,360,343

3,480		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,229,301

5,750		Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	6,002,080

—	(10)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	200

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,440		6.950%, 1/01/21	1/18 at 100.00	N/R	2,487,336
1,975		6.950%, 1/01/25	1/18 at 100.00	N/R	1,978,377

3,145		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	10/14 at 100.00	N/R	3,151,982

10,420		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	10,469,703

		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500		7.250%, 11/01/33	11/23 at 100.00	BB+	553,920
7,375		7.250%, 11/01/36	11/23 at 100.00	BB+	8,087,056
4,225		7.125%, 11/01/43	11/23 at 100.00	BB+	4,564,352

2,945		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/15 at 100.00	N/R	2,951,538

1,000		Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	1,007,420

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,137,970

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,845,900

7,526		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	7,525,548

2,128		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,897,367

635		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	605,403

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,400	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/16 at 100.00	N/R	$3,447,974

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,557,353

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,843,969

4,118	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,857,989

6,985	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	7,016,502
730,622	Total Illinois			728,841,650

	Indiana – 2.8%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	1,154,822

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,065,120
7,500	7.125%, 11/15/47	No Opt. Call	N/R	7,963,350

125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	A3	130,284

6,795	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	6,981,387

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	10/14 at 100.00	B–	861,264

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.860%, 4/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	AA	2,773,338

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2882, 17.980%, 4/15/17 (IF) (6)	No Opt. Call	A	5,916,600

5,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	BB–	5,636,199

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	BB	2,139,280
6,000	7.250%, 7/01/43	7/23 at 100.00	BB	6,405,000

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB	2,438,779
5,240	7.250%, 7/01/43	7/23 at 100.00	BB	5,593,700

3,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	3,485,816

9,560	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	10,179,392

21,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	21,100,170

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 1325:
3,750	17.205%, 5/01/42 (IF) (6)	5/23 at 100.00	A	4,721,850

Nuveen Investments	47

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$1,000	17.205%, 5/01/42 (IF) (6)	5/23 at 100.00	A	$1,259,160
1,600	17.205%, 5/01/42 (IF) (6)	5/23 at 100.00	A	2,014,656
1,000	17.205%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,259,160

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,080,927
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	904,444

11,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	11,926,650

7,620	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)	7/23 at 100.00	BBB	7,922,590

3,700	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	No Opt. Call	A	3,868,387

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
1,460	18.790%, 6/01/17 (IF) (6)	No Opt. Call	Aa2	2,055,169
1,250	18.910%, 6/01/17 (IF) (6)	No Opt. Call	Aa2	1,760,000
3,085	18.937%, 6/01/17 (IF) (6)	No Opt. Call	Aa2	4,343,156
330	18.910%, 12/01/32 (IF) (6)	12/19 at 100.00	Aa2	464,640
5,000	15.703%, 12/01/32 (IF) (6)	12/19 at 100.00	Aa2	7,040,000

5,450	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	5,739,777

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
1,500	17.886%, 5/15/31 (IF) (6)	11/16 at 100.00	AA+	1,799,280
2,750	18.262%, 5/15/31 (IF) (6)	11/16 at 100.00	AA+	3,298,680

1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	1,051,230

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	11,123,800

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.315%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	449,351
2,500	19.315%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	3,623,800
4,995	20.290%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	7,385,607
6,250	19.315%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	9,059,500

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,581,481

10,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,438,995

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,644,270

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/15 at 100.00	N/R	252,679
2,500	5.375%, 2/15/34 (4)	2/15 at 100.00	N/R	206,100

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,249,734

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	10/14 at 100.00	N/R	$230,306

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	5,685,300
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	5,680,900

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
3,000	5.700%, 9/01/37	9/17 at 100.00	N/R	2,977,770
19,000	5.750%, 9/01/42	9/17 at 100.00	N/R	18,802,970
32,500	5.800%, 9/01/47	9/17 at 100.00	N/R	32,279,650
242,010	Total Indiana			260,006,470

	Iowa – 2.7%

142,180	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	142,489,952

57,265	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	60,576,635

5,020	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,078,132

1,000	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A, 5.550%, 11/01/41	11/14 at 100.00	N/R	999,870

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	2,029,760

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,215	5.375%, 6/01/38	6/15 at 100.00	B+	15,770,903
11,805	5.500%, 6/01/42	6/15 at 100.00	B+	9,746,090
8,075	5.625%, 6/01/46	6/15 at 100.00	B+	6,717,593

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,531,109
248,050	Total Iowa			244,940,044

	Kansas – 0.6%

4,340	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,418,467

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 4153, 17.786%, 1/01/34 (IF) (6)	1/20 at 100.00	AA–	2,591,784

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	512,650
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	2,450,467

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,076,382

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,478,170
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	984,680

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	13,476,540

Nuveen Investments	49

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	$8,658,382

3,984	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	10/14 at 100.00	N/R	4,252,690
61,419	Total Kansas			56,900,212

	Kentucky – 0.2%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	8,970,480

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1314, 23.467%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	7,096,008

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,058,150

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,056,980

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,202,987
17,430	Total Kentucky			20,384,605

	Louisiana – 1.2%

42,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	44,812,154

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	1,500

6,785	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB+	7,343,066

1,160	Juban Park Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	267,844

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4)	No Opt. Call	N/R	2,569,141

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	631,164

9,335	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,456,448

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,386,488
1,085	6.000%, 12/15/37	12/14 at 100.00	N/R	603,314

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	50,045

410	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB	470,910

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Women’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
$1,375	20.765%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	$1,974,500
3,315	20.753%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	4,759,445

8,400	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	8,924,496

2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2012B, 5.000%, 7/01/42	No Opt. Call	A+	2,115,020

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,108,150

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	551,172
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,154,878

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	2,317,720
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	702,648

3,900	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.250%, 12/15/38	12/23 at 100.00	N/R	4,132,011

2,245	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	2,406,101

1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,080,830

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	10/14 at 100.00	N/R	447,946

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	10/14 at 100.00	N/R	437,161
128,263	Total Louisiana			109,704,152

	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,567,375
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,223,840

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/14 at 100.00	B3	3,962,008
12,750	Total Maine			13,753,223

	Maryland – 1.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
8,300	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	8,306,972
12,850	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	12,961,281

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	510,595

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	19,467,768

Nuveen Investments	51

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$8,409	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	7/16 at 100.00	N/R	$8,498,808

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,241,209
1,085	5.250%, 4/01/33	4/17 at 100.00	N/R	1,009,810

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	No Opt. Call	N/R	767,855
1,000	6.100%, 2/15/44	No Opt. Call	N/R	1,059,270

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849:
675	10.493%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	688,979
4,780	10.493%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	4,878,994

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,373,655

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,710	17.446%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	1,773,185
940	17.241%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	973,332

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	773,174
54,000	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	25,303,860

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
820	5.625%, 10/01/23	10/14 at 100.00	B3	773,244
10,640	5.750%, 10/01/33	10/14 at 100.00	B3	9,631,222

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	10/14 at 100.00	Ba2	1,000,760

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB)	11/21 at 100.00	AA+	1,938,078

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 4424:
1,155	22.229%, 5/15/18 (IF) (6)	No Opt. Call	AA+	1,598,000
1,135	22.185%, 11/15/43 (IF) (6)	11/21 at 100.00	AA+	1,569,455

7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38	8/23 at 100.00	A2	8,040,600

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,551,555
150,034	Total Maryland			121,691,661

	Massachusetts – 0.8%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (11)	9/14 at 100.00	Caa3	9,183,050

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	9/14 at 100.00	N/R	938,400

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	$1,990,940

19,835	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	19,913,348

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,967,899

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,714,625

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	7,531,650

5,186	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (7)	10/14 at 100.00	D	2,665,728

4,082	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (7)	1/43 at 102.19	D	41

5,926	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (4)	10/14 at 100.00	D	59

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	4,080,965

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	15,708
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	13,992

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
4,000	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	4,008,320
400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	380,984

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.047%, 6/01/41 (IF) (6)	6/20 at 100.00	AA–	2,929,200

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	1,606,717
1,505	5.000%, 1/01/21 – AMBAC Insured	10/14 at 100.00	N/R	1,506,610
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	4,004,280
11,135	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	11,146,914
105,239	Total Massachusetts			76,599,430

	Michigan – 2.5%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,835	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,991,775
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	5,250,646

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	1,051,680

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,642,571

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
5,455	5.000%, 11/01/26	11/16 at 100.00	BB–	4,503,921

Nuveen Investments	53

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)
$3,750	5.250%, 11/01/31	11/16 at 100.00	BB–		$2,952,675
3,840	5.250%, 11/01/36	11/16 at 100.00	BB–		2,887,949

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Series 2013:
3,575	6.000%, 10/01/33	10/23 at 100.00	N/R		2,955,274
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R		3,290,343

4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 16.548%, 5/01/29 – AGM Insured (IF) (6)	No Opt. Call	AA		7,596,241

2,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.476%, 5/01/27 – AGM Insured (IF)	No Opt. Call	AA		3,864,600

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,890	5.650%, 11/01/25	11/15 at 100.00	B–		1,516,158
500	5.750%, 11/01/30	11/15 at 100.00	B–		376,405
2,425	5.750%, 11/01/35	11/15 at 100.00	B–		1,736,979

5,955	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/14 at 100.00	B–		5,566,734

1,000	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22 – NPFG Insured (4)	4/15 at 100.00	AA–		914,750

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,000	5.250%, 4/01/22 – SYNCORA GTY Insured (4)	10/14 at 100.00	Caa3		2,198,490
1,025	5.250%, 4/01/23 – SYNCORA GTY Insured (4)	10/14 at 100.00	Caa3		709,567

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/16 at 102.00	N/R		210,979

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–		3,529,855

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
11,825	4.875%, 8/15/27 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R	(5)	13,245,301
14,145	5.000%, 8/15/38 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R	(5)	15,896,858

1,000	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004, 6.200%, 1/01/25 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(5)	1,024,910

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+		2,734,128

1,000	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	12/14 at 102.00	N/R		1,015,330

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	12/14 at 102.00	N/R		1,797,267

1,770	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical Center, Series 2012A, 5.000%, 6/01/39	No Opt. Call	BBB+		1,783,576

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,815	5.700%, 10/01/21	No Opt. Call	N/R		1,807,304
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R		2,159,816
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R		7,095,060

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB+		1,080,390

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	$1,577,644

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,359,236

6,260	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB	7,023,282

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	401,392

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,430	7.750%, 7/15/26	7/21 at 100.00	B	1,407,020
9,000	8.000%, 7/15/41	7/21 at 100.00	B	8,710,470

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/15 at 100.00	AA	3,796,820

980	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	953,540

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,529,863

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	949,950

3,535	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,541,045

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
255	7.250%, 4/01/20	No Opt. Call	BB	274,179
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,243,626
500	8.000%, 4/01/40	4/20 at 100.00	BB	542,960

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,548,418

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	BB+	2,247,908
11,200	5.500%, 11/15/35	5/15 at 100.00	BB+	10,725,232

14,715	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,712,057

8,260	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewable, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	8,347,473

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	10,090,457

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
965	5.500%, 5/01/27	5/22 at 100.00	BBB–	973,994
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,352,570

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,513,305

Nuveen Investments	55

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
$560	5.000%, 11/01/15	No Opt. Call	BB	$567,140
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,712,434
615	6.750%, 5/01/21	No Opt. Call	BB	661,199
4,795	5.350%, 11/01/25	11/15 at 100.00	BB	4,669,755
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,487,742
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,777,744
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	6,333,096
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,830,912

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,295,803
225,985	Total Michigan			225,545,798

	Minnesota – 0.9%

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,046,860

12,970	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	13,935,746

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,234,298

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27	11/15 at 100.00	N/R	428,919
1,550	6.000%, 11/01/37	11/15 at 100.00	N/R	1,558,153

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,029,800

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	1,990,140

2,275	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	10/14 at 100.00	B3	2,281,916

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mosaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	986,420
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	991,150

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	10/14 at 100.00	N/R	600,060

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,624,800

1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,710,323

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	935,310

455	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	462,285

	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB+	2,749,464
2,800	5.875%, 5/01/30	5/15 at 100.00	BB+	2,847,152

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$8,300	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	$8,447,989

11,300	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	10,478,038

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	974,800

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	BB+	405,492
500	6.000%, 9/01/36	9/14 at 102.00	BB+	506,940

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/16 at 100.00	N/R	1,313,403

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/16 at 100.00	N/R	2,189,436

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/14 at 101.00	N/R	846,825
1,225	5.375%, 5/01/43	5/15 at 100.00	N/R	1,225,404

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,467,750
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	761,936

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,594,296
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,227,850
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,617,585

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Mary’s Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	1,015,010
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,312,303
80,100	Total Minnesota			81,797,853

	Mississippi – 0.0%

1,542	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,460,299

	Missouri – 0.7%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	256,040
600	5.625%, 3/01/25	3/16 at 100.00	N/R	605,436

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	590,242
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,610,330

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,841,230

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,334,411

Nuveen Investments	57

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	$4,747,870

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
865	5.150%, 6/01/16	10/14 at 102.00	N/R	883,641
3,000	5.400%, 6/01/24	6/16 at 100.00	N/R	3,063,360

18,500	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28 (12)	4/16 at 100.00	N/R	11,569,900

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,542,405

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,455	5.000%, 5/01/35	5/20 at 100.00	N/R	1,490,662
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,416,533

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	2/15 at 100.00	BBB+	1,005,560

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,721,387

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,254,272
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R	3,171,452

8,870	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,932,800

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/14 at 100.00	N/R	1,441,972

1,861	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/14 at 100.00	N/R	1,706,723

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,912,078

1,327	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/15 at 100.00	N/R	1,216,262

1,289	St. Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	10/14 at 100.00	N/R	1,134,346

2,205	St. Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (13)	No Opt. Call	N/R	1,016,968

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	500,480
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	1,000,060

1,890	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,895,084

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,363,230
74,713	Total Missouri			62,224,734

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.2%

	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012:
$10,745	5.000%, 9/01/32	9/22 at 100.00	A	$11,541,957
2,160	5.000%, 9/01/42	9/22 at 100.00	A	2,263,745
12,905	Total Nebraska			13,805,702

	Nevada – 0.9%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.305%, 11/01/36 (IF)	1/20 at 100.00	A+	6,973,400

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.262%, 1/01/18 (IF)	No Opt. Call	A+	1,359,752

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
1,515	5.500%, 1/01/34	7/24 at 100.00	N/R	1,652,820
2,630	5.500%, 1/01/39	7/24 at 100.00	N/R	2,829,749
3,000	5.500%, 1/01/44	7/24 at 100.00	N/R	3,213,000

1,535	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,581,986

3,610	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.300%, 9/01/35	3/15 at 100.00	N/R	2,955,688

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	5,749,900

	Las Vegas, Nevada, Local Improvement and Refunding Bonds, Special Improvement District 808 and 810 Sumerlin Village 23B, Series 2007:
4,610	5.875%, 6/01/21	12/14 at 103.00	N/R	4,769,322
11,770	6.125%, 6/01/31	12/14 at 103.00	N/R	12,031,647

310	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013, 5.000%, 6/01/24	6/23 at 103.00	N/R	330,990

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
485	6.000%, 8/01/27	4/15 at 102.00	N/R	493,769
2,420	6.150%, 8/01/37	4/15 at 102.00	N/R	2,436,577

1,900	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 4.500%, 10/01/36 – NPFG Insured	10/16 at 100.00	AA–	1,846,629

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,236,663

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,785	6.500%, 9/01/20	9/18 at 100.00	N/R	1,948,667
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	2,101,360

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
5,530	6.500%, 6/15/20	6/18 at 100.00	B1	5,942,483
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	26,750,762
81,350	Total Nevada			86,205,164

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
320	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	211,091

Nuveen Investments	59

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire (continued)
$510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	A		$310,784
330	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1		185,229
185	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1		95,675

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB		203,018
1,545	Total New Hampshire				1,005,797

	New Jersey – 2.1%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB		9,084,323

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R		1,008,280

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B		1,750,269
4,120	5.650%, 8/01/43	8/23 at 100.00	B		2,885,236
2,395	5.750%, 8/01/47	8/23 at 100.00	B		1,673,722

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,025	4.875%, 1/01/29	1/24 at 100.00	N/R		1,024,436
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R		1,069,668
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R		1,681,717

5,500	New Jersey Economic Development Authority, Revenue Bonds, Gloucester Marine Terminal Project, Refunding Series 2006A, 6.625%, 1/01/37	1/16 at 100.00	N/R		5,593,775

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	B		23,527,287

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/14 at 100.00	B		796,614

11,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B		11,817,106

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B		3,189,420
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B		8,132,520

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	B		5,873,396

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3		1,638,825

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	(5)	3,105,264

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
5,000	18.591%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA		6,585,400
1,250	18.591%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA		1,646,350
1,815	18.567%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA		2,389,702

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	$1,467,798

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	26,902,557

5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,410,950

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,632,400

39,845	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	43,288,803

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 11853-1, 21.661%, 6/01/16 – AGC Insured (Alternative Minimum Tax) (IF)	No Opt. Call	AA	2,065,389

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736, 11.783%, 12/01/24 (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	2,406,942

23,860	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	17,878,059
193,920	Total New Jersey			196,526,208

	New Mexico – 0.4%

1,445	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	1,444,856

1,365	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,444,593

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,558,036
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,530,170

3,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	2,959,020

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,210	5.500%, 9/01/16 (4)	No Opt. Call	N/R	1,036,184
1,655	5.750%, 9/01/21 (4)	9/16 at 100.00	N/R	1,374,113
9,050	6.000%, 9/01/32 (4)	9/16 at 100.00	N/R	7,507,880

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,112,360

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,109,994

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,175,542
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,318,366

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	No Opt. Call	N/R	5,111,605
37,435	Total New Mexico			35,682,719

Nuveen Investments	61

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 3.4%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$19,430	0.000%, 7/15/32	No Opt. Call	BBB–	$8,054,318
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	6,165,061
3,470	0.000%, 7/15/35	No Opt. Call	BBB–	1,204,125
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	1,954,593
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	3,392,164

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	513,955

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,000	4.000%, 5/01/33	No Opt. Call	BB+	920,380
675	5.000%, 5/01/38	5/23 at 100.00	BB+	694,899
4,000	4.250%, 5/01/42	No Opt. Call	BB+	3,675,800

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	N/R	1,835,083
1,930	5.500%, 1/01/39	7/24 at 100.00	N/R	2,112,868
3,065	5.500%, 1/01/44	7/24 at 100.00	N/R	3,329,632

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,207,020
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	3,128,820

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 1351, 22.513%, 3/15/44 (IF) (6)	3/24 at 100.00	AAA	6,113,600

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 1326, 17.315%, 11/15/41 (IF) (6)	11/22 at 100.00	AA–	6,208,560

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	5,449,354
5,600	8.000%, 8/01/28	8/16 at 101.00	N/R	6,192,928
14,300	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	15,797,496

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (14)	No Opt. Call	N/R	918,032
12,570	5.750%, 10/01/27 (15)	10/17 at 100.00	N/R	4,758,625
28,560	5.750%, 10/01/37 (15)	10/17 at 100.00	N/R	10,811,959
61,500	5.875%, 10/01/46 (16)	10/17 at 102.00	N/R	23,282,055

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	1,022,210
5,880	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	6,012,594
1,045	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	1,063,747
3,625	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	3,683,363
2,085	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	2,093,882
12,985	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	13,107,968

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	5,209,857

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$21,895	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/14 at 100.00	BB	$21,893,248

2,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	10/14 at 100.00	BB	2,010,480

8,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/14 at 100.00	N/R	8,915,140

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
1,635	5.000%, 5/15/20 (Alternative Minimum Tax)	10/14 at 100.00	B	1,635,213
6,445	5.125%, 5/15/30 (Alternative Minimum Tax)	10/14 at 100.00	B	6,444,678

10,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	10,160,600

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4413, 22.274%, 6/15/19 (IF) (6)	No Opt. Call	AA+	3,158,580

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4417:
2,000	22.557%, 6/15/18 (IF) (6)	No Opt. Call	AA+	2,923,700
970	22.535%, 6/15/18 (IF) (6)	No Opt. Call	AA+	1,417,529
2,025	22.309%, 6/15/20 (IF) (6)	No Opt. Call	AA+	2,939,895
1,320	22.352%, 6/15/21 (IF) (6)	No Opt. Call	AA+	1,929,642

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.283%, 6/15/15 (IF)	No Opt. Call	AA+	519,840

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB)	6/22 at 100.00	AA+	10,905,400

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 1217:
1,970	22.623%, 6/15/43 (IF) (6)	6/21 at 100.00	AA+	2,787,373
1,000	22.637%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	1,408,400
2,265	22.637%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,290,366
400	22.612%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	581,080
1,600	22.612%, 6/15/47 (IF) (6)	6/23 at 100.00	AA+	2,307,520

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 1327:
2,500	17.265%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	3,253,900
3,750	17.265%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	4,880,850

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190:
2,170	22.582%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,112,974
3,750	18.190%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	5,053,050
2,000	18.190%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	2,694,960

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.375%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	1,268,000
1,875	18.375%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	2,377,500

3,445	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2014-3A, 22.366%, 3/15/32 (IF)	3/23 at 100.00	AAA	5,768,687

Nuveen Investments	63

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 13.926%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–		$2,128,536

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–		17,483,360

5,020	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB		5,262,667

95	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/15 at 100.00	N/R		94,993

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	6/16 at 100.00	BB–		934,550
3,355	5.000%, 6/01/34	6/16 at 100.00	B		2,760,595
7,760	5.125%, 6/01/42	6/16 at 100.00	B		6,200,240

	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A:
1,735	5.000%, 5/01/34	5/24 at 100.00	BB+		1,804,227
5,200	5.500%, 5/01/42	5/24 at 100.00	BB+		5,602,428

4,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BB+		3,131,200

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/15 at 100.00	B+		1,000,630
389,110	Total New York				310,956,979

	North Carolina – 0.3%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R	(5)	1,718,700

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.013%, 1/15/19 (IF)	No Opt. Call	AA–		2,069,853

8,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R		8,003,520

2,108	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R		2,225,184

1,750	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	A		1,855,945

5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R		5,283,233

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB		1,072,740

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.392%, 6/01/20 (IF)	No Opt. Call	AA		2,844,700

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R		2,824,248
1,195	5.600%, 10/01/36	10/16 at 100.00	N/R		1,199,242
27,168	Total North Carolina				29,097,365

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.1%

$10,130	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38	9/23 at 100.00	N/R	$10,516,358

	Ohio – 3.9%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 3352, 18.029%, 5/01/35 (IF)	5/22 at 100.00	AA–	3,129,300

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,117,211

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
64,965	5.875%, 6/01/30	6/17 at 100.00	B	52,884,758
65,150	5.750%, 6/01/34	6/17 at 100.00	B	51,989,700
17,875	6.000%, 6/01/42	6/17 at 100.00	B+	14,187,745
23,050	5.875%, 6/01/47	6/17 at 100.00	B	18,032,246

29,345	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	24,417,681

1,000	Cleveland-Cuyahoga County Port Authority, Ohio, Senior Housing Revenue Bonds, Saint Clarence-GEAC LLC Project, Series 2006A, 6.250%, 5/01/38	10/14 at 100.00	N/R	999,880

2,645	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,922,566

6,000	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42	No Opt. Call	BBB+	6,276,480

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 1328, 17.491%, 2/01/44 (IF) (6)	2/24 at 100.00	A–	4,780,970

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
745	5.000%, 12/01/22	12/16 at 100.00	N/R	755,601
3,250	5.000%, 12/01/32	12/16 at 100.00	N/R	3,115,710

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,574,401

15,615	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	16,927,285

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,705,475

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 19.560%, 5/01/29 (IF)	5/19 at 100.00	A+	2,709,078

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	1,913,345
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	8,714,790
30,960	5.000%, 2/15/44	2/23 at 100.00	BB+	30,258,446
4,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,895,040

18,650	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	18,430,676

15,520	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/14 at 100.00	B–	15,542,814

Nuveen Investments	65

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/14 at 100.00	B–	$7,312,734

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax) (4)	8/14 at 102.00	N/R	2,383,214
11,000	7.250%, 8/01/34 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	7,884,580

1,004	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	432,603

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,503,150
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	2,971,530
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,007,100

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	N/R	2,270,128
17,000	6.000%, 12/01/42	12/22 at 100.00	N/R	17,265,370

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/14 at 100.00	B–	11,316,611

1,670	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/16 at 100.00	BBB+	1,693,046

2,005	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35	12/14 at 101.00	BB	2,014,825

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	386,575
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	605,360

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
428,741	Total Ohio			355,328,074

	Oklahoma – 1.1%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,502,160

3,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,525,186

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,347,931
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,196,995

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,184,173
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,703,867

29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	30,054,440

2,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	2,849,990

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	$11,094,234

14,555	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35	No Opt. Call	N/R	14,808,257

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,160,414
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,701,152
98,315	Total Oklahoma			101,128,799

	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,975,010

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A2	1,076,580
2,670	8.250%, 1/01/38	1/19 at 100.00	A2	3,195,590

4,715	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40	5/22 at 100.00	BBB	5,066,928

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/14 at 100.00	N/R	496,945
130	5.000%, 10/01/21	1/15 at 100.00	N/R	128,337
735	5.350%, 10/01/31	10/14 at 100.00	N/R	668,409

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,707,328

1,940	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	2,009,064

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	10/14 at 100.00	B–	8,282,157

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,487,514

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	864,654
27,790	Total Oregon			28,958,516

	Pennsylvania – 2.9%

3,825	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.875%, 5/01/30	11/19 at 100.00	BB–	4,268,891

7,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB–	8,344,275

7,335	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	7,342,482

305	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Waynesburg College, Refunding Series 2006, 4.800%, 5/01/36 – RAAI Insured	5/16 at 100.00	BBB+	307,577

Nuveen Investments	67

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
$1,250	6.750%, 11/01/31	11/21 at 100.00	BBB–	$1,418,513
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,857,825

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,020,935

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,486,127

11,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	Baa2	11,312,290

4,805	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,741,382

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bonds 3374, 22.392%, 5/01/20 (IF) (6)	No Opt. Call	AA–	2,830,460

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB	1,312,936
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB	1,005,820

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculate University, Series 2005:
925	5.125%, 10/15/15	No Opt. Call	N/R	942,492
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	5,037,684
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	12,367,207

5,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	4,872,100

	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A:
1,100	5.000%, 8/01/35	8/23 at 100.00	Baa3	1,138,940
1,075	5.000%, 8/01/45	8/23 at 100.00	Baa3	1,101,854

1,595	Clarion County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,619,898

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	No Opt. Call	BBB–	1,025,940

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	7,600,655
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,511,712

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,018,420

4,125	Latrobe Industrial Development Authority, Pennsylvania, College Revenue Bonds, Saint Vincent College Project, Series 2013, 5.000%, 5/01/43	5/23 at 100.00	Baa1	4,163,981

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	501,365

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$6,695	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	$6,859,362

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.329%, 8/01/38 (IF) (6)	8/20 at 100.00	AA	2,047,795

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
750	6.000%, 2/01/21	2/15 at 100.00	N/R	761,798
10,500	6.250%, 2/01/35	2/15 at 100.00	N/R	10,595,550

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36	2/18 at 100.00	N/R	1,070,610

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 1192:
945	18.356%, 2/15/31 (IF) (6)	8/23 at 100.00	Aa1	1,510,649
1,340	18.386%, 2/15/32 (IF) (6)	8/23 at 100.00	Aa1	2,111,652
1,410	18.371%, 2/15/33 (IF) (6)	8/23 at 100.00	Aa1	2,188,052
1,480	18.403%, 2/15/34 (IF) (6)	8/23 at 100.00	Aa1	2,268,366

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/14 at 100.00	N/R	936,480

1,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/36	No Opt. Call	BBB–	1,005,800

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,888,190

935	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/15 at 100.00	N/R	672,686

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/14 at 100.00	B–	49,122,104

3,120	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	10/14 at 100.00	N/R	3,121,279

7,050	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/14 at 100.00	N/R	7,052,045

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	1,093,540

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B–	2,445,312

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
1,205	21.818%, 2/15/19 (IF)	No Opt. Call	AA–	1,855,302
750	21.312%, 2/15/19 (IF)	No Opt. Call	AA–	1,131,668

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	1,007,020

Nuveen Investments	69

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	$3,352,576

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,161,869

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
300	5.800%, 5/01/16	No Opt. Call	BB+	308,901
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,396,601
985	6.250%, 5/01/33	5/16 at 100.00	BB+	992,575

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.250%, 5/01/37	5/17 at 100.00	BBB–	963,920

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,074,900
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,700,855

4,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.000%, 7/01/34	7/17 at 100.00	BB+	3,843,760

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BB+	3,085,140

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,555	5.625%, 7/01/36	No Opt. Call	BB+	1,584,234
28,355	5.625%, 7/01/42	7/22 at 100.00	BB+	28,778,340

90	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	N/R	81,013

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	10/14 at 100.00	AA–	515,521

4,935	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	4,804,913

6,620	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,131,576

1,155	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,062,716

1,250	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,217,050

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	BBB+	546,542
261,336	Total Pennsylvania			268,500,023

	Rhode Island – 0.3%

11,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	12,612,802

8,020	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured	5/19 at 100.00	A3	8,750,542

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28	9/23 at 100.00	BBB	2,521,372
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,690,050

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island (continued)

$2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.378%, 10/01/26 (IF)	10/16 at 100.00	AA+	$2,593,766

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,683,951
27,940	Total Rhode Island			30,852,483

	South Carolina – 0.6%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	668,779

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	2,600,120

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	6,986,123

3,635	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,655,211

2,210	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,274,201

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,515	5.250%, 10/01/26	11/16 at 100.00	N/R	2,477,954
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	4,370,163

2,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,037,940

195	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	196,078

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,438,267
9,250	7.250%, 11/01/45	11/24 at 100.00	N/R	9,712,500

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,144,877
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,009,520

15,700	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	15,017,678
64,543	Total South Carolina			54,589,411

	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	19.166%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	1,601,650
250	19.166%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	320,330
2,905	19.158%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	3,721,857
4,405	Total South Dakota			5,643,837

Nuveen Investments	71

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.4%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 1268:
$2,545	18.266%, 1/01/40 (IF) (6)	1/23 at 100.00	A+	$3,468,784
2,500	18.725%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	3,385,500
865	18.170%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	1,170,933

11,845	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	12,427,892

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A:
4,565	5.875%, 3/01/44	3/24 at 100.00	A	4,800,280
4,160	6.125%, 3/01/49	3/24 at 100.00	A	4,381,270

3,250	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	3,389,490

76,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	86,672,985

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	9,302,890
118,270	Total Tennessee			129,000,024

	Texas – 5.8%

220	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	240,412

26,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	BB	27,149,646

2,990	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/15 at 100.00	N/R	3,019,511

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,842,873

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB+	1,624,423
3,525	7.750%, 8/15/41	8/21 at 100.00	BB+	3,673,544

1,330	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	10/14 at 100.00	A3	1,334,974

6,970	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax) (4)	10/14 at 100.00	C	644,725

3,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14) (4)	10/14 at 100.00	C	314,500

14,375	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	10/14 at 100.00	C	1,329,688

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	10/14 at 100.00	C	772,375

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	CCC	3,700,000

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,456,670
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,415,300

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 and 3 Projects, Series 2014:
$2,025	7.250%, 9/01/32	9/22 at 103.00	N/R		$2,033,991
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R		3,515,225

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2		1,197,695
4,000	0.000%, 1/01/29	No Opt. Call	Baa2		2,035,840

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	Baa3		23,066,400

2,335	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3		2,405,237

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
80	7.750%, 2/15/18	No Opt. Call	B+		81,730
7,500	9.000%, 2/15/38	2/18 at 100.00	B+		7,851,300

2,895	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.350%, 12/01/42	12/22 at 100.00	BBB–		2,627,618

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		2,530,845

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–		6,652,520

4,760	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34 (Pre-refunded 9/01/14)	9/14 at 100.00	N/R	(5)	4,787,132

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R		1,169,980
6,285	6.375%, 9/01/42	9/23 at 100.00	N/R		7,053,216

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
1,250	5.000%, 9/01/34	9/24 at 100.00	BB+		1,260,788
9,175	5.250%, 9/01/44	9/24 at 100.00	BB+		9,289,229

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	No Opt. Call	N/R		1,415,078
2,000	6.750%, 9/01/43	No Opt. Call	N/R		2,017,160

1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3		1,522,410

1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3		1,021,850

6,900	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/42	No Opt. Call	BB+		6,485,172

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/14 at 100.00	BB+		2,533,744

Nuveen Investments	73

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
$890	8.625%, 9/01/29	9/19 at 100.00	N/R	$997,583
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	9,702,634

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/22 at 100.00	N/R	502,310
525	6.750%, 9/01/44	9/22 at 100.00	N/R	527,415

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/22 at 100.00	N/R	502,275

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	2,801,650

3,483	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	10/14 at 100.00	N/R	3,484,745

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,184,625
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	9,073,782
4,920	0.000%, 11/15/26	No Opt. Call	AA–	2,632,249
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	2,525,900
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	5,754,341
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	4,726,778
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	6,351,583
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,005,300
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	708,419
180	0.000%, 11/15/33	11/31 at 88.44	AA–	61,729
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	658,024
35	0.000%, 11/15/35	11/31 at 78.18	AA–	10,346
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,137,094
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	388,448
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	458,047
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	249,820
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	2,068,366
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,046,900

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
95	5.250%, 11/15/22 – NPFG Insured	10/14 at 100.00	AA–	95,078
2,960	5.250%, 11/15/30 – NPFG Insured	10/14 at 100.00	AA–	2,961,066
1,705	5.375%, 11/15/41 – NPFG Insured	10/14 at 100.00	AA–	1,705,733
1,840	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	372,913

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	36,973
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	209,814
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	461,827
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	65,371
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	157,492
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	2,320,800
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	3,815,502

125	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Junior Lien Series 1998B, 0.000%, 11/15/22 – NPFG Insured	No Opt. Call	AA–	79,748

42,595	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/14 at 100.00	AA–	42,612,890

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
$30	5.250%, 11/15/30 – NPFG Insured	10/14 at 100.00	AA–	$30,013
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA–	392,999
26,805	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA–	6,812,491
750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA–	162,120

3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	10/14 at 100.00	N/R	3,687,469

8,410	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	7,991,182

6,345	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/16 at 100.00	N/R	6,454,007

2,540	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/14 at 100.00	B	2,547,544

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	B	7,811,160

14,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	B	14,690,675

11,260	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (7)	7/22 at 100.00	N/R	11,557,377

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,864,319
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,538,941

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	901,511
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,258,643

3,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-2, 4.000%, 6/01/30	6/23 at 100.00	A–	2,984,190

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A:
2,750	5.000%, 4/01/46	4/24 at 100.00	BBB–	2,907,713
1,665	5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	AA	1,771,793

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A:

6,470	5.000%, 4/01/39	No Opt. Call	BBB–	6,549,258
7,260	5.000%, 4/01/44	No Opt. Call	BBB–	7,320,984

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/15 at 103.00	BBB–	1,555,425

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 20.496%, 1/01/38 (IF) (6)	1/18 at 100.00	A3	17,752,096

Nuveen Investments	75

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/14 at 100.00	BB–	$18,267,178

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39 (WI/DD, Settling 8/05/14)	2/24 at 100.00	Baa2	3,638,743

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/14 at 100.00	BB–	9,415,792

14,375	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%, 12/15/47	12/21 at 100.00	N/R	13,608,956

4,030	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	4,661,864

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,415,236

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	11/15 at 100.00	CCC	549,913

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	10/14 at 100.00	C	92,500

1,300	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/14 at 100.00	C	120,250

2,925	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	BBB	2,929,124

2,075	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,297,855

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	N/R	1,476,347

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	115,823

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
3,650	5.000%, 12/15/27	No Opt. Call	A3	3,975,069
4,180	5.000%, 12/15/28	No Opt. Call	A3	4,521,088
2,000	5.000%, 12/15/29	No Opt. Call	A3	2,152,800
1,750	5.000%, 12/15/30	No Opt. Call	A3	1,874,670
3,575	5.000%, 12/15/31	No Opt. Call	A3	3,795,685
20,000	5.000%, 12/15/32	No Opt. Call	A3	21,032,000

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,235,559

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,535,310
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,326,527
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,381,720

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,135,232
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,360,121

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,445	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	$3,447,377

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BB+	6,171,880

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	10/14 at 100.00	C	90,650

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	Baa2	3,663,500
5,400	5.375%, 11/01/37	11/17 at 100.00	Baa2	5,469,282
687,393	Total Texas			531,828,332

	Utah – 0.6%

2,000	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,214,960

875	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	833,411

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,134,844
9,195	5.700%, 11/15/36	11/16 at 100.00	N/R	8,912,254

4,500	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	BBB–	4,596,075

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,145,880

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,831,862
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,806,695

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,850	6.250%, 6/15/28	6/17 at 100.00	N/R	1,861,877
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	2,996,331

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,050	8.000%, 7/15/30	7/18 at 102.00	N/R	2,233,168
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,250,678

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,722,629

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,255	5.750%, 7/15/22	7/15 at 102.00	N/R	1,264,776
1,530	5.875%, 7/15/27	7/15 at 102.00	N/R	1,532,004
3,475	6.000%, 7/15/37	7/15 at 102.00	N/R	3,466,278

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,200,614
50,385	Total Utah			52,004,336

Nuveen Investments	77

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.0%

$1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	$1,366,406

	Virginia – 1.0%

100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	10/14 at 100.00	N/R	100,196

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,315	6.250%, 3/01/18 (17)	3/15 at 101.00	N/R	1,494,008
5,652	6.600%, 3/01/25 (18)	3/16 at 100.00	N/R	3,648,649
3,377	6.750%, 3/01/34 (19)	3/16 at 100.00	N/R	2,180,495

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	2,810,475
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	8,013,775

11,300	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,636,175

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,653,704
4,000	5.000%, 12/01/47	12/23 at 100.00	N/R	4,030,960

280	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/14 at 100.00	BB–	280,154

12,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	11,727,240

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,392,041
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,010,436
3,175	0.000%, 10/01/40 – AGC Insured	No Opt. Call	AA	812,610

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,820,823

6,175	Park Center Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2007, 6.000%, 4/15/47	10/14 at 100.00	N/R	6,175,988

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,338,514
9,360	6.450%, 9/01/37	9/17 at 100.00	N/R	10,106,554

17,350	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/42	No Opt. Call	BBB–	3,847,883

2,340	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006, 5.250%, 6/15/37	6/16 at 100.00	Baa1	2,371,052

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	731,801

5,625	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	3,752,269

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$4,845	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	$4,968,499
122,315	Total Virginia			92,904,301

	Washington – 1.4%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	1,811,138

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.573%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	3,825,900
750	19.573%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	1,147,770

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,116,560

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,535	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,544,057
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,662,525

2,010	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,641,040

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BB–	6,829,920

2,020	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,847,108

7,670	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/15 at 100.00	N/R	7,694,314

1,615	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42	12/21 at 100.00	Baa3	1,695,734

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4730:
1,510	18.163%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	2,007,454
630	18.121%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	837,724

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 1180:
1,750	17.975%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	2,134,720
3,685	17.969%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	4,494,816

1,500	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.250%, 10/01/46	4/22 at 100.00	Baa1	1,591,455

2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 17.975%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	3,049,600

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006:
1,600	5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	BBB	1,632,544
1,810	5.000%, 12/01/25 – RAAI Insured	12/16 at 100.00	BBB	1,835,937
3,550	4.500%, 12/01/26 – RAAI Insured	12/16 at 100.00	BBB	3,552,130
27,180	4.750%, 12/01/31 – RAAI Insured	12/16 at 100.00	BBB	27,114,768
2,380	5.000%, 12/01/36 – RAAI Insured	12/16 at 100.00	BBB	2,384,260

Nuveen Investments	79

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.799%, 8/15/42 (IF) (6)	8/22 at 100.00	AA–		$1,430,100

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.126%, 10/01/39 (IF) (6)	4/20 at 100.00	AA		2,426,325
1,520	19.005%, 10/01/39 (IF) (6)	4/20 at 100.00	AA		1,966,561

14,201	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R		13,255,349

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R		2,225,680
18,225	6.750%, 10/01/47	No Opt. Call	N/R		19,084,127

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–		2,615,312
121,036	Total Washington				127,454,928

	West Virginia – 0.5%

7,929	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R		7,981,886

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1		3,615,273

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB		373,578

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,786,337

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,165	6.500%, 10/01/38	10/18 at 100.00	N/R		13,505,315
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R		23,215,738
48,894	Total West Virginia				50,478,127

	Wisconsin – 1.6%

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	465,903

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R		8,843,373

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22 (4)	8/15 at 102.00	N/R		89,892

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–		730,792
500	7.125%, 7/01/42	7/19 at 100.00	BBB–		552,995

7,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40	5/24 at 100.00	N/R		7,959,803

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
$4,475	5.500%, 4/01/32	No Opt. Call	BB+		$4,697,050
4,250	5.750%, 4/01/42	No Opt. Call	BB+		4,472,700

1,000	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–		1,042,290

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	N/R		1,132,780
3,275	6.200%, 10/01/42	10/22 at 100.00	N/R		3,371,809

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R		1,670,972
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R		2,665,118

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 1191, 18.357%, 4/15/35 (IF) (6)	4/23 at 100.00	A		3,205,700

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2		1,342,478

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.060%, 8/15/37 (IF) (6)	2/20 at 100.00	AA–		3,559,600

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.000%, 4/01/17 (IF) (6)	No Opt. Call	AA–		1,212,353

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 1334:
2,500	17.384%, 11/15/44 (IF) (6)	11/22 at 100.00	A+		3,076,000
380	17.384%, 11/15/44 (IF) (6)	11/22 at 100.00	A+		467,552
750	16.849%, 11/15/44 (IF) (6)	11/22 at 100.00	A+		922,800

1,075	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–		1,129,352

5,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A2		5,843,640

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	A2	(5)	1,256,170
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A2	(5)	4,992,757

1,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–		1,154,336

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113:
9,750	16.107%, 8/15/30 (IF)	8/16 at 100.00	A–		10,661,820
3,535	16.599%, 8/15/31 (IF)	8/16 at 100.00	A–		3,938,662
3,750	16.610%, 8/15/34 (IF)	8/16 at 100.00	A–		4,075,050

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37	No Opt. Call	N/R		3,133,351
42,905	8.625%, 6/01/47	6/22 at 100.00	N/R		51,008,896

Nuveen Investments	81

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$11,365	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20		10/14 at 100.00	N/R	$11,400,004
134,785	Total Wisconsin				150,075,998
$9,996,655	Total Municipal Bonds (cost $8,705,511,336)				9,075,291,927

Shares	Description (1)				Value

	COMMON STOCKS – 2.0%

	Airlines – 2.0%

4,681,263	American Airlines Group Inc. (20)				$181,867,067

	Containers & Packaging – 0.0%

10,846	Rock-Tenn Company (21)				1,078,418
	Total Common Stocks (cost $98,096,518)				182,945,485

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$66	Las Vegas Monorail Company, Senior Interest Bonds (7), (22)	5.500%	7/15/19	N/R	$11,870

18	Las Vegas Monorail Company, Senior Interest Bonds (7), (22)	3.000%	7/15/55	N/R	2,411
$84	Total Corporate Bonds (cost $5,864)				14,281
	Total Long-Term Investments (cost $8,803,613,718)				9,258,251,693

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	California – 0.2%

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
$1,205	5.750%, 6/01/34 (WI/DD, Settling 8/12/14) (23)		6/24 at 100.00	B	$1,205,000
2,390	6.000%, 6/01/44 (WI/DD, Settling 8/12/14) (23)		6/24 at 100.00	B	2,390,000

13,795	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 1.000%, 7/10/15		No Opt. Call	N/R	13,795,000

1,340	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 1.000%, 7/10/15		No Opt. Call	N/R	1,340,000

1,225	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42 (WI/DD, Settling 8/14/14) (23)		9/24 at 100.00	A-3	1,312,931
19,955	Total California				20,042,931
$19,955	Total Short-Term Investments (cost $20,042,931)				20,042,931
	Total Investments (cost $8,823,656,649) – 100.8%				9,278,294,624
	Borrowings – (0.2)% (24)				(15,000,000)
	Floating Rate Obligations – (2.0)%				(185,612,000)
	Other Assets Less Liabilities – 1.4% (25)				129,430,013
	Net Assets – 100%				$9,207,112,637

82	Nuveen Investments

Investments in Derivatives as of July 31, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (26)	Termination Date	Unrealized Appreciation (Depreciation) (25)
Barclays PLC	$87,500,000	Receive	USD-BMA Index	3.254%	Quarterly	8/28/15	8/28/45	$(2,135,127)
JPMorgan	75,000,000	Receive	USD-BMA Index	3.240	Quarterly	7/27/15	7/27/45	(1,796,329)
	$162,500,000							$(3,931,456)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$9,047,510,393	$27,781,534	$9,075,291,927
Common Stocks	182,945,485	—	—	182,945,485
Corporate Bonds	—	—	14,281	14,281
Short-Term Investments:
Municipal Bonds	—	20,042,931	—	20,042,931
Investments in Derivatives:
Interest Rate Swaps*	—	(3,931,456)	—	(3,931,456)
Total	$182,945,485	$9,063,621,868	$27,795,815	$9,274,363,168
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $8,602,714,986.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$846,978,453
Depreciation	(357,010,246)
Net unrealized appreciation (depreciation) of investments	$489,968,207

Nuveen Investments	83

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%.

(9)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.800% to 4.350%.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(12)	On October 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.000% to 3.150%.

(13)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.500%.

(14)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(15)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(16)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(17)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(18)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(19)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(20)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(21)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(22)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(23)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(24)	Borrowings as a percentage of Total Investments is 0.2%.

(25)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(26)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(27)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.450%.

(28)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.500%.

WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-BMA	United States Dollar-Bond Market Association.

84	Nuveen Investments

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.3%

	MUNICIPAL BONDS – 98.3%

	Alabama – 2.3%

$9,990	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/14 at 100.00	B3	$10,020,270

3,065	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/14 at 100.00	B3	3,074,287

145	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	152,588

555	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	557,986

1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	1,016,840

3,250	Fairfield Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2011, 5.375%, 6/01/15	No Opt. Call	BB–	3,335,020

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	B1	43,825
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	93,830

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	10/14 at 100.00	AA–	500,070
5,500	5.000%, 4/01/23 – NPFG Insured	10/14 at 100.00	AA–	5,500,055

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	4/15 at 100.00	AA–	500,470
1,000	5.000%, 4/01/20 – NPFG Insured	4/15 at 100.00	AA–	1,000,520

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
3,715	5.250%, 1/01/15	10/14 at 100.00	BBB	3,740,634
300	5.250%, 1/01/16	10/14 at 100.00	BBB	302,070
525	5.250%, 1/01/18 – AGM Insured	10/14 at 100.00	AA	526,082
150	5.250%, 1/01/19 – AGM Insured	10/14 at 100.00	AA	150,272
5,315	5.250%, 1/01/20	10/14 at 100.00	BBB	5,362,304
150	5.500%, 1/01/22 – AGM Insured	10/14 at 100.00	AA	150,164
1,785	5.250%, 1/01/23	10/14 at 100.00	BBB	1,793,390
1,000	5.000%, 1/01/24	10/14 at 100.00	BBB	1,004,700

895	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2000, 5.500%, 2/15/20 – AGM Insured	10/14 at 100.00	AA	897,631

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,457,586
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,116,990
41,785	Total Alabama			42,297,584

Nuveen Investments	85

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alaska – 0.0%

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
$490	5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–		$539,314
230	5.000%, 8/01/21 – FGIC Insured	8/17 at 100.00	AA–		254,111
720	Total Alaska				793,425

	Arizona – 3.1%

2,680	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R		2,681,876

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 0.967%, 1/02/37	1/17 at 100.00	AA–		564,480

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384:
3,000	1.848%, 10/01/29 (IF)	1/17 at 100.00	AA–		1,684,290
3,000	1.825%, 10/01/29 (IF)	1/17 at 100.00	AA–		1,684,290
1,500	1.825%, 10/01/29 (IF)	1/17 at 100.00	AA–		842,145
1,500	1.814%, 10/01/29 (IF)	1/17 at 100.00	AA–		842,145

3,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	BBB+		3,307,080

4,085	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2007A, 4.500%, 7/01/23 – NPFG Insured	7/17 at 100.00	A1		4,145,662

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
115	4.250%, 7/01/21 – FGIC Insured	1/16 at 100.00	BB+		118,066
830	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	BB+		861,266
1,075	5.250%, 7/01/23 – FGIC Insured	1/16 at 100.00	BB+		1,104,595
50	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+		51,050
7,515	5.000%, 7/01/29 – FGIC Insured	1/16 at 100.00	BB+		7,621,187

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
145	3.000%, 7/15/16	No Opt. Call	N/R		149,433
170	3.000%, 7/15/18	No Opt. Call	N/R		173,993
605	5.000%, 7/15/24	No Opt. Call	N/R		647,665

230	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R		229,356

285	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB		287,670

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+		158,028

1,000	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Pre-refunded 10/01/14) (Alternative Minimum Tax)	10/14 at 100.00	B3	(4)	1,009,490

675	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+		728,089

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
700	4.750%, 7/01/19	No Opt. Call	N/R		722,253
1,250	5.750%, 7/01/24	No Opt. Call	N/R		1,322,538

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$325	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	$333,291

665	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	674,270

160	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 5.250%, 12/15/16	12/14 at 100.00	BBB–	160,949

1,170	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,202,269

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,355,416

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,235	4.000%, 7/01/19	No Opt. Call	Baa3	1,261,787
745	4.500%, 7/01/20	No Opt. Call	Baa3	771,269

660	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	694,023

55	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/21	No Opt. Call	A–	63,363

3,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	4/15 at 100.00	A–	3,020,070

6,280	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB+	6,336,897

7,000	Verrado District 1 Community Faciliites District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	7,120,680

976	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	1,003,826

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,101,640
500	5.000%, 8/01/20	No Opt. Call	Baa1	554,610
59,311	Total Arizona			56,591,007

	California – 10.6%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	795,459

280	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	303,162

1,500	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,126,575

200	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	212,992

9,225	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	9/14 at 100.00	Ba2	9,244,465

3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	3,350,370

Nuveen Investments	87

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.389%, 4/01/36 (Mandatory put 4/01/27) (IF) (5)	10/26 at 100.00	AA	$1,034,360

1,265	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	6/17 at 100.00	BBB+	1,234,185

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
18,030	5.250%, 6/01/21	12/18 at 100.00	B2	17,910,281
5,000	5.450%, 6/01/28	12/18 at 100.00	B+	4,512,550

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	536,635

150	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 4.250%, 2/01/15	No Opt. Call	Baa1	152,550

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	991,769

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	1,190,655

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	1,589,569

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,492,610

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	650,801
500	5.000%, 8/15/23	No Opt. Call	BBB	575,945

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	56,243

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	189,382

500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 4.000%, 7/01/15	No Opt. Call	Baa2	512,070

1,000	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,090,050

2,000	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Series 2013A, 2.140%, 11/01/27 (Mandatory put 11/01/16)	11/15 at 100.00	BBB–	2,005,360

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22	6/20 at 102.00	N/R	511,125

600	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB	632,616

1,300	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,372,111

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30	7/17 at 100.00	N/R	989,890

670	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 5.250%, 1/01/16	No Opt. Call	N/R	683,802

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,845	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25	3/15 at 103.00	N/R	$2,931,175

1,260	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	7/15 at 100.00	B–	1,197,013

2,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	B–	2,143,039

775	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25	7/15 at 100.00	B–	732,329

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	308,136

450	California, School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BB+	456,408

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,000	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,011,730
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,005,000

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
530	5.000%, 9/01/21	No Opt. Call	N/R	605,647
540	5.000%, 9/01/23	No Opt. Call	N/R	615,460
1,250	5.000%, 9/01/25	No Opt. Call	N/R	1,411,125

550	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/15 at 100.00	AA–	551,403

700	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	737,247

30,045	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	B	26,754,772

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
150	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	160,305
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,424,222

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	927,094

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A:
1,175	3.000%, 5/15/20	No Opt. Call	BBB	1,203,259
465	4.000%, 5/15/21	No Opt. Call	BBB	498,075

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2006A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	AA–	104,585

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	251,960

95	Industry Public Facilities Authority, California, Tax Allocation Revenue Bonds, Series 2007, 4.000%, 5/01/16 – NPFG Insured	10/14 at 100.25	AA–	95,498

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
810	5.000%, 6/01/21	6/17 at 100.00	B	785,603
2,215	4.625%, 6/01/21	6/17 at 100.00	B	2,101,570

Nuveen Investments	89

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$500	5.000%, 9/01/23	No Opt. Call	N/R		$565,665
595	5.000%, 9/01/24	No Opt. Call	N/R		672,767

635	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R		703,370

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
130	4.250%, 11/15/16	No Opt. Call	A		138,713
405	5.250%, 11/15/19	No Opt. Call	A		463,296
500	5.250%, 11/15/21	No Opt. Call	A		577,745

4,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.600%, 11/15/27	No Opt. Call	A		3,629,640

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–		540,546

1,190	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20	9/19 at 100.00	N/R		1,204,816

1,965	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R		1,766,889

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
1,730	4.750%, 9/01/23	No Opt. Call	N/R		1,823,437
1,325	5.200%, 9/01/28	9/24 at 100.00	N/R		1,421,301

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
500	5.750%, 8/01/21	No Opt. Call	A–		608,275
250	7.000%, 8/01/32	8/21 at 100.00	A–		311,020

7,000	Northern California Gas Authority 1, Gas Project Revenue Bonds, Index Series 2007B, 0.877%, 7/01/27	No Opt. Call	A		6,256,950

250	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.250%, 11/01/20 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 102.00	AA	(4)	256,923

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Ba1		755,619

1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1		1,066,750

2,580	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 4.000%, 9/01/18	No Opt. Call	N/R		2,746,487

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R		2,648,943

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
10	1.250%, 10/01/15	No Opt. Call	N/R		9,916
20	1.800%, 10/01/16	10/15 at 102.00	N/R		19,814
35	2.150%, 10/01/17	10/15 at 102.00	N/R		34,464
50	2.500%, 10/01/18	10/15 at 102.00	N/R		49,049
70	3.050%, 10/01/19	10/15 at 102.00	N/R		69,080

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$85	3.450%, 10/01/20	10/15 at 102.00	N/R	$84,145
105	3.850%, 10/01/21	10/15 at 102.00	N/R	104,990
135	4.150%, 10/01/22	10/15 at 102.00	N/R	135,142
155	4.400%, 10/01/23	10/15 at 102.00	N/R	155,412
175	4.550%, 10/01/24	10/15 at 102.00	N/R	175,578
205	4.650%, 10/01/25	10/15 at 102.00	N/R	205,687
230	4.800%, 10/01/26	10/15 at 102.00	N/R	231,221
260	4.900%, 10/01/27	10/15 at 102.00	N/R	261,271
290	5.050%, 10/01/28	10/15 at 102.00	N/R	291,792
325	5.100%, 10/01/29	10/15 at 102.00	N/R	326,957
360	5.200%, 10/01/30	10/15 at 102.00	N/R	362,455
395	5.250%, 10/01/31	10/15 at 102.00	N/R	397,670
440	5.350%, 10/01/32	10/15 at 102.00	N/R	443,410
480	5.400%, 10/01/33	10/15 at 102.00	N/R	483,960

140	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	150,567

	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007:
80	5.000%, 2/15/16	No Opt. Call	A	84,910
60	5.000%, 2/15/18	No Opt. Call	A	66,034
125	5.000%, 2/15/20	No Opt. Call	A	140,313

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	No Opt. Call	BB	2,906,600
4,000	7.000%, 12/01/26	No Opt. Call	BB	4,633,280

100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/16	9/15 at 102.00	Baa1	105,835

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	BBB+	1,479,720

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	BBB+	415,786
400	5.000%, 8/01/24	No Opt. Call	BBB+	461,604
350	5.000%, 8/01/25	8/24 at 100.00	BBB+	398,811

655	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 5.250%, 1/15/30 – NPFG Insured	1/15 at 100.00	AA–	654,974

65	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 1993, 6.000%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	68,500

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	AA–	166,046
100	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	AA–	103,393

520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005B, 5.000%, 8/01/14 – AMBAC Insured	No Opt. Call	F3	520,000

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	287,418

18,930	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.621%, 11/01/38	No Opt. Call	A	15,980,327

Nuveen Investments	91

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19	8/16 at 102.00	AA	$211,870

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	143,839

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	10/14 at 100.00	AA–	100,173

500	Successor Agency to the Richmond Community Development Agency, California, Tax Allocation Refunding Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	575,395

805	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.100%, 9/01/16	9/14 at 102.00	N/R	821,825

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	10/14 at 100.00	AA–	1,461,110

10,560	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	10,291,037

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A	403,791

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	A–	3,738,458

750	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	835,718

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,098,708

8,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	8,562,068
196,365	Total California			192,829,512

	Colorado – 2.0%

490	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	490,926

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
25	5.000%, 6/15/15	No Opt. Call	A	25,775
75	5.000%, 6/15/16	No Opt. Call	A	79,583
100	4.750%, 6/15/22	6/17 at 100.00	A	104,582

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	520,080

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	534,365

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB	1,038,060

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	504,050

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,082,530

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22	No Opt. Call	N/R	257,880

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
$2,000	5.000%, 12/01/25	No Opt. Call	BBB+	$2,161,780
380	4.000%, 12/01/26	12/22 at 100.00	BBB+	377,576

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	590,576

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	N/R	53,960

295	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.000%, 12/01/30 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	300,791

840	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	928,637

175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	189,928

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–	549,596

270	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	282,650

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 1.790%, 9/01/39 (Mandatory put 9/01/17)	3/17 at 100.00	AA–	3,021,600

220	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	224,532

1,106	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	1,142,586

430	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB	440,294

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,720,999

1,500	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	10/14 at 100.00	N/R	1,502,310

2,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2005, 5.250%, 12/01/20	12/15 at 101.00	BBB	2,602,250

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,603,605

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	104,215

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,070	5.250%, 12/15/21	12/16 at 100.00	N/R	5,278,377
1,250	5.400%, 12/15/31	12/16 at 100.00	N/R	1,291,163

1,665	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23	No Opt. Call	A	2,043,055

215	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.375%, 1/15/25	7/20 at 100.00	Baa3	239,738

940	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	891,223

Nuveen Investments	93

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	N/R	$259,633

540	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	544,909

85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	12/15 at 100.00	N/R	82,104
34,541	Total Colorado			36,065,918

	Connecticut – 0.9%

3,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba3	3,634,400

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	7/15 at 100.00	N/R	76,361

1,685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/22	No Opt. Call	A+	1,917,766

1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/14 at 100.00	Ba1	1,852,960

5,500	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/25	3/24 at 100.00	AA	6,622,935

300	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/15 at 100.00	A–	300,513

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	10/14 at 100.00	B	1,000,740
13,910	Total Connecticut			15,405,675

	Delaware – 0.1%

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	886,930

	Florida – 11.2%

975	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	974,951

1,625	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,747,590

900	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	974,529

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,005	3.375%, 5/01/21	No Opt. Call	A3	1,024,899
1,040	3.600%, 5/01/22	No Opt. Call	A3	1,067,019
1,080	3.750%, 5/01/23	No Opt. Call	A3	1,107,832
1,125	3.875%, 5/01/24	No Opt. Call	A3	1,147,894
1,165	4.000%, 5/01/25	5/24 at 100.00	A3	1,180,378
1,220	4.125%, 5/01/26	5/24 at 100.00	A3	1,234,811
1,070	4.250%, 5/01/27	5/24 at 100.00	A3	1,089,570

2,340	Brandy Creek Community Development District, St. Johns County, Florida, Special Assessment Bonds, Series 2006A, 5.600%, 5/01/37	5/15 at 100.00	N/R	2,368,033

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Health First, Inc. Project, Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	$474,869

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,981,427

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
120	5.500%, 10/01/17 – NPFG Insured	10/14 at 100.00	AA–	120,028
200	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	AA–	198,466

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24	1/21 at 103.00	N/R	737,514

7,495	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	8,209,049

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	71,572
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA	103,757

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	A+	452,553

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
50	5.000%, 6/01/15	No Opt. Call	A+	52,015
130	5.000%, 6/01/16	No Opt. Call	A+	140,799
285	4.250%, 6/01/17	No Opt. Call	A+	312,978
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	289,632

50	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.375%, 8/15/32	10/14 at 100.00	Caa3	50,004

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	4,889,462
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	520,155
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,056,070

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,270,570

12,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/15 at 100.00	N/R	12,055,200

2,500	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/14 at 100.00	N/R	2,499,875

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24 (WI/DD, Settling 8/12/14)	No Opt. Call	BBB	2,099,562

1,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,260,688

1,150	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,132,313

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	365,430

Nuveen Investments	95

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,075	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	10/14 at 100.00	BBB	$3,077,214

400	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006A, 4.750%, 12/01/30 (Alternative Minimum Tax)	10/14 at 100.00	BBB	400,080

2,565	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	10/14 at 100.00	BBB	2,566,770

1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,373,645

1,970	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	2,015,251

1,780	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,725,639

50	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	58,956

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,330,560

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24 (WI/DD, Settling 8/05/14)	No Opt. Call	N/R	1,633,692

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,556,115

4,355	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	4,544,312

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	53,452

500	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	A	507,515

1,325	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,406,435

920	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	982,680

510	Glen St. Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	494,741

50	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/15	No Opt. Call	BBB+	51,722

6,845	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	6,849,723

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	387,463
390	3.000%, 5/01/20	No Opt. Call	A–	394,563
405	3.250%, 5/01/21	No Opt. Call	A–	409,953

4,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,345,560

335	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	333,499

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$185	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	$189,817

5,210	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	5,418,765

5,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	5,055,400

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BB+	2,127,960
3,500	5.000%, 11/15/22	5/17 at 100.00	BB+	3,610,880
2,110	5.000%, 11/15/29	5/17 at 100.00	BB+	2,132,261

	Manatee County School Board, Florida, Certificates of Participation, Series 2011A:
790	4.500%, 7/01/18	No Opt. Call	BBB+	851,193
1,225	5.000%, 7/01/20	No Opt. Call	BBB+	1,354,458

15,310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	15,448,249

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	BBB+	304,582
305	4.200%, 5/01/20	No Opt. Call	BBB+	318,325

500	Miami, Florida, Limited Ad Valorem Tax Refunding Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2007A, 5.000%, 1/01/22 – NPFG Insured	1/17 at 100.00	AA–	524,145

1,770	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A–	2,043,766

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	811,890

4,035	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	4,112,754

3,530	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	3,598,023

370	Mirabella Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.000%, 11/01/26	11/24 at 100.00	N/R	389,647

675	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	718,463

665	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron Bay North Assessment Area, Series 2006A, 5.200%, 5/01/27	5/16 at 100.00	N/R	667,933

965	Orange County Health Facilities Authority, Florida, Revenue Bonds, Orlando Lutheran Towers, Refunding Series 2005, 5.375%, 7/01/20	7/15 at 100.00	N/R	979,417

1,305	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Conroy Road District, Refunding Series 2012, 5.000%, 4/01/19	No Opt. Call	A–	1,461,587

1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/19	No Opt. Call	AA	1,094,940

830	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/14 at 100.00	BBB–	831,087

Nuveen Investments	97

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	$844,695

1,650	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Entrance Fee Series 2014C, 6.000%, 6/01/21	No Opt. Call	N/R	1,754,198

3,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.750%, 11/15/26	11/17 at 100.00	A	3,565,518

585	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	587,416

2,320	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	2,414,865

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	143,667
145	3.250%, 5/01/21	No Opt. Call	A–	142,026
155	3.375%, 5/01/22	No Opt. Call	A–	151,819

560	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	578,340

1,710	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	1,755,743

1,770	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 – ACA Insured	10/16 at 100.00	N/R	1,791,541

1,750	Plantation Health Facilities Authority, Revenue Refunding Bonds, Covenant Village of Florida, Inc., Series 1998, 5.125%, 12/01/22	10/14 at 100.00	BBB+	1,752,310

1,305	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	AA–	1,419,279

330	Sabal Palm Community Development District, Florida, Specoal Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	340,946

7,935	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	7,959,043

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
1,340	5.750%, 10/01/22	10/17 at 100.00	BBB–	1,461,056
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB–	8,747,544
5,050	5.250%, 10/01/27	10/17 at 100.00	BBB–	5,390,623

2,315	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/14 at 100.00	N/R	2,314,884

900	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	895,248

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
1,020	3.500%, 5/01/18	No Opt. Call	N/R	1,032,607
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,194,859

1,085	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,139,749

2,525	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,509,648

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	BBB+	$543,400

400	Tuscany Reserve Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.550%, 5/01/36 (WI/DD, Settling 8/01/14)	5/15 at 101.00	N/R	403,628

220	University of Central Florida, Certificates of Participation, Athletic Association, Series 2005A, 5.000%, 10/01/14 – FGIC Insured	No Opt. Call	AA–	221,401

680	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	739,731

90	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	90,759
196,500	Total Florida			203,693,119

	Georgia – 1.1%

1,750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	A–	1,811,233

1,090	Augusta, Georgia, Airport Revenue Bonds, Airport Passenger Series 2005B, 5.350%, 1/01/28 (Alternative Minimum Tax)	1/15 at 100.00	Baa2	1,093,880

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21 (WI/DD, Settling 8/12/14)	No Opt. Call	Baa2	1,051,785
985	5.000%, 7/15/22 (WI/DD, Settling 8/12/14)	No Opt. Call	Baa2	1,099,959
1,040	5.000%, 7/15/23 (WI/DD, Settling 8/12/14)	No Opt. Call	Baa2	1,157,853
750	5.000%, 7/15/24 (WI/DD, Settling 8/12/14)	No Opt. Call	Baa2	829,943
1,000	5.000%, 7/15/26 (WI/DD, Settling 8/12/14)	7/24 at 100.00	Baa2	1,073,970
500	5.000%, 7/15/27 (WI/DD, Settling 8/12/14)	7/24 at 100.00	Baa2	532,380
1,000	5.000%, 7/15/29 (WI/DD, Settling 8/12/14)	7/24 at 100.00	Baa2	1,049,160

605	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BB–	605,085

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,260,936

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	551,163

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
1,080	5.000%, 7/01/17	No Opt. Call	N/R	1,150,448
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,501,900

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23 (6)	7/21 at 100.00	N/R	446,513
958	5.500%, 7/15/30 (6)	7/21 at 100.00	N/R	873,942
1,052	5.500%, 1/15/36 (6)	7/21 at 100.00	N/R	959,439

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
460	5.000%, 3/15/20	No Opt. Call	A	517,132
330	5.000%, 3/15/21	No Opt. Call	A	372,108
830	5.000%, 3/15/22	No Opt. Call	A	936,896

240	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.125%, 9/15/17	No Opt. Call	A	264,888

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	139,538

Nuveen Investments	99

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$67	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, International Paper Company Projects, Refunding Series 2003A, 5.100%, 8/01/14	No Opt. Call	BBB		$66,500
19,552	Total Georgia				20,346,651

	Guam – 3.0%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
750	4.125%, 11/01/15	No Opt. Call	BBB+		776,535
500	5.000%, 11/01/16	No Opt. Call	BBB+		538,580
500	5.000%, 11/01/17	No Opt. Call	BBB+		547,410

2,200	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Series 2006B, 4.500%, 10/01/26 – ACA Insured	10/16 at 100.00	N/R		2,102,430

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.000%, 12/01/20	No Opt. Call	B+		1,084,140
2,000	6.625%, 12/01/30	12/20 at 100.00	B+		2,215,660

1,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	A–	(4)	1,082,767

	Guam Government, General Obligation Bonds, 2009 Series A:
1,445	6.000%, 11/15/19	No Opt. Call	BB–		1,584,327
5,500	6.750%, 11/15/29	11/19 at 100.00	BB–		6,046,370

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23	11/17 at 100.00	BB–		3,076,080
2,265	5.125%, 11/15/27	11/17 at 100.00	BB–		2,310,096

	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A:
175	5.000%, 12/01/15	No Opt. Call	BBB+		183,036
2,000	5.375%, 12/01/24	12/19 at 100.00	BBB+		2,160,260

660	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB		747,094

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax) (5)	No Opt. Call	AA		3,637,888

9,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB		9,960,210

1,500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA		1,727,535

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		461,890
1,000	5.000%, 7/01/20 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		1,132,590
385	5.000%, 7/01/21 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		435,474
400	5.000%, 7/01/22 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		451,940
1,750	5.000%, 7/01/23 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		1,965,250
2,200	5.000%, 7/01/24 (WI/DD, Settling 8/07/14)	No Opt. Call	A–		2,466,618
2,250	5.000%, 7/01/25 (WI/DD, Settling 8/07/14)	7/24 at 100.00	A–		2,502,788
5,035	5.000%, 7/01/29 (WI/DD, Settling 8/07/14)	7/24 at 100.00	A–		5,424,457

350	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/20	No Opt. Call	A–		401,181
50,555	Total Guam				55,022,606

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 0.5%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
$890	5.000%, 7/01/20	No Opt. Call	BB+	$910,532
1,000	5.750%, 7/01/23	No Opt. Call	BB+	1,030,170

300	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB	298,026

4,500	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	10/14 at 100.00	B	4,510,575

1,500	Kuakini Health System, Hawaii, Special Purpose Revenue Bonds, Series 2002A, 6.375%, 7/01/32	10/14 at 100.00	BB+	1,502,505
8,190	Total Hawaii			8,251,808

	Idaho – 0.2%

1,000	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	AA–	1,067,410

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,361,567

25	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/26	9/16 at 100.00	BB+	25,247

1,275	Nez Pierce County, Idaho, Pollution Control Revenue Bonds, Potlach Corporation Project, Refunding Series 1996, 6.000%, 10/01/24	10/14 at 100.00	BB+	1,275,842
3,620	Total Idaho			3,730,066

	Illinois – 4.9%

3,800	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,812,388

1,000	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	939,710

4,475	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 3.840%, 6/15/23	12/14 at 100.00	N/R	4,481,936

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	12/14 at 100.00	AA–	639,570

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	10/14 at 100.00	N/R	1,200,300

400	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Baa3	428,596

1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	1,093,450

929	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	10/14 at 100.00	N/R	942,052

2,390	Gilberts, Kane County, Illinois, Special Tax Bonds, Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,534,643

300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA	307,878

1,885	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,973,275

Nuveen Investments	101

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	$2,055,180

345	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	370,785

350	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/21	12/16 at 100.00	BBB+	366,037

315	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	5/15 at 100.00	N/R	318,238

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
325	5.000%, 9/01/22	No Opt. Call	BBB	361,069
800	5.000%, 9/01/23	No Opt. Call	BBB	888,488
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,640,120
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,081,120
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,504,356
800	5.000%, 9/01/29	9/24 at 100.00	BBB	849,440

125	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	11/14 at 100.00	N/R	125,693

	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
130	5.000%, 2/15/15	No Opt. Call	BB–	131,713
2,000	5.375%, 2/15/25	2/15 at 100.00	BB–	1,996,760

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	4/16 at 100.00	Baa3	102,110
5,765	5.000%, 4/01/22	4/16 at 100.00	Baa3	5,825,187
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,003,260

500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	535,435

2,900	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,966,613

1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	1,204,440

1,035	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,279,953

800	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A–	888,320

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA	26,051

3,595	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	3,993,793

	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A:
510	5.000%, 8/15/17	No Opt. Call	BBB+	554,105
150	5.750%, 8/15/29	2/20 at 100.00	BBB+	162,692

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	1,018,890

1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	10/14 at 100.00	AA–	1,135,919

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,500	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	$3,783,220

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/29	5/24 at 100.00	A–	5,233,400

120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	133,505

5,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	5,341,500

5,000	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	5,501,350

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	A–	408,116

2,095	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,316,546

491	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	498,321

3,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28	6/21 at 100.00	A–	3,496,740

3,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,131,520

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,585	5.250%, 11/01/17	No Opt. Call	BB+	1,675,916
1,510	5.750%, 11/01/19	No Opt. Call	BB+	1,643,982

2,865	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/15 at 100.00	N/R	2,868,868

1,225	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,210,680
83,380	Total Illinois			87,983,229

	Indiana – 1.2%

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,505	6.000%, 11/15/22	No Opt. Call	N/R	1,603,879
1,550	7.000%, 11/15/27	No Opt. Call	N/R	1,684,664

250	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	A3	267,095

1,380	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB	1,451,111

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB	1,051,530

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
365	6.000%, 10/01/21	10/19 at 100.00	BB–	373,811
1,500	6.625%, 10/01/29	10/19 at 100.00	BB–	1,529,940

300	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	319,437

1,185	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	1,283,604

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,272,285

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	533,610

Nuveen Investments	103

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
$1,305	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB	$1,451,473
750	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB	825,503

5,030	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31	9/14 at 100.00	BBB	5,033,622

750	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury Hous Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	10/14 at 100.00	Baa1	753,788

2,600	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,887,014
21,195	Total Indiana			22,322,366

	Iowa – 2.8%

1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba1	994,430

4,800	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	4,968,192

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
14,280	5.000%, 12/01/19	No Opt. Call	BB–	15,046,693
19,530	5.500%, 12/01/22	12/18 at 100.00	BB–	20,403,186
5,870	5.250%, 12/01/25	12/23 at 100.00	BB–	6,209,462

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
550	5.000%, 9/01/15	No Opt. Call	BB	561,803
745	5.000%, 9/01/16	No Opt. Call	BB	771,343
730	5.000%, 9/01/17	No Opt. Call	BB	763,719

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	124,299
60	4.000%, 9/01/17	No Opt. Call	BB	60,941
47,690	Total Iowa			49,904,068

	Kansas – 0.5%

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	Baa1	104,658
310	4.000%, 12/01/20	No Opt. Call	Baa1	331,886

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,410,165
500	5.375%, 5/15/27	5/17 at 100.00	N/R	509,145

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	3,029,310

25	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.200%, 4/01/20	No Opt. Call	BBB	27,958

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29 (WI/DD, Settling 8/14/14)	5/19 at 100.00	N/R	498,410

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kansas (continued)

$1,000	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, TEMPS 50 Series 2014IV-B-2, 3.375%, 11/15/20 (WI/DD, Settling 8/14/14)	5/15 at 100.00	N/R		$1,000,270

145	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	(4)	169,981
8,885	Total Kansas				9,081,783

	Louisiana – 0.8%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	10/14 at 100.00	B3		1,253,800

500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 – AGM Insured	1/19 at 100.00	AA		541,290

1,225	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB		1,364,552

2,520	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/14 at 100.00	BBB		2,521,487

135	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+		153,873

1,740	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 6.625%, 12/15/23	No Opt. Call	N/R		1,821,623

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at AlexandriaStudent housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–		211,826

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
450	5.000%, 6/01/22	No Opt. Call	A		523,634
300	5.000%, 6/01/24	No Opt. Call	A		348,513
500	5.000%, 6/01/25	6/24 at 100.00	A		568,055
500	5.000%, 6/01/26	6/24 at 100.00	A		563,330

	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014:
1,000	5.000%, 12/01/21	No Opt. Call	BBB+		1,151,980
2,260	5.000%, 12/01/25	12/24 at 100.00	BBB+		2,560,625
835	5.000%, 12/01/26	12/24 at 100.00	BBB+		938,924
13,415	Total Louisiana				14,523,512

	Maine – 0.7%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,290	5.000%, 7/01/25	7/23 at 100.00	Baa1		1,447,599
1,000	5.000%, 7/01/26	7/23 at 100.00	Baa1		1,107,960
1,000	5.000%, 7/01/27	7/23 at 100.00	Baa1		1,095,550

165	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.000%, 7/01/19	No Opt. Call	BBB–		180,213

8,550	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/14 at 100.00	B3		8,575,992
12,005	Total Maine				12,407,314

Nuveen Investments	105

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 0.4%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$300	5.250%, 9/01/21 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$315,048
100	5.250%, 9/01/23 – SYNCORA GTY Insured	9/16 at 100.00	BB+	104,025

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27	4/17 at 100.00	N/R	2,067,053

1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/14 at 100.00	B3	942,980

4,135	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	10/14 at 100.00	Ba2	4,138,143
7,650	Total Maryland			7,567,249

	Massachusetts – 1.3%

	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014:
1,400	5.000%, 7/01/21	No Opt. Call	BBB–	1,548,736
1,000	5.000%, 7/01/24	No Opt. Call	BBB–	1,074,410

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	757,793

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,092,830
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,130,043
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,179,511

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	109,978
300	5.000%, 7/15/21	No Opt. Call	BBB–	328,137
335	5.000%, 7/15/22	No Opt. Call	BBB–	363,003
325	5.000%, 7/15/23	No Opt. Call	BBB–	350,805
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	336,011

350	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 5.700%, 4/15/15	No Opt. Call	BBB	357,473

2,500	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013, 4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,664,350

100	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	114,209

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	225,960

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	501,040

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D:
600	5.250%, 10/01/23	10/14 at 100.00	B+	600,072
50	5.375%, 10/01/28	10/14 at 100.00	B+	50,000

715	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	771,685

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
$610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	$610,653
1,295	5.000%, 1/01/21 – AMBAC Insured	10/14 at 100.00	N/R	1,296,386
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	210,225
7,875	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	7,883,426
22,665	Total Massachusetts			23,556,736

	Michigan – 1.5%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
1,000	4.750%, 7/01/18 – NPFG Insured	10/14 at 100.00	AA–	1,000,030
1,255	4.750%, 7/01/25 – NPFG Insured	1/15 at 100.00	AA–	1,185,850

250	Detroit, Michigan, General Obligation Bonds, Series 1999A, 5.000%, 4/01/17 – AGM Insured (7)	10/14 at 100.00	AA	250,015

1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (7)	10/14 at 100.00	AA–	985,540

	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B:
115	5.000%, 7/01/15 – NPFG Insured	No Opt. Call	AA–	115,639
2,000	5.500%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,062,640

	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series 1998A:
195	5.250%, 7/01/19 – NPFG Insured	7/17 at 100.00	AA–	198,017
240	5.250%, 7/01/23 – AGC Insured	7/17 at 100.00	AA	241,697

	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A:
1,245	5.500%, 7/01/15 – AGM Insured (5)	No Opt. Call	AA	1,254,437
105	5.000%, 7/01/15 – AGM Insured	10/14 at 100.00	AA	105,002

310	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2006C, 5.000%, 7/01/17 – NPFG Insured	7/16 at 100.00	AA–	312,840

240	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	10/14 at 100.00	AA–	237,158

	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A:
70	5.250%, 7/01/19 – NPFG Insured	7/16 at 100.00	AA–	70,202
405	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	AA–	407,507
65	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	AA–	65,344

100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/26 – NPFG Insured	10/14 at 100.00	AA–	99,862

2,250	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	2,260,305

350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	370,363

	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2004B:
215	5.000%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	216,993
940	5.000%, 7/01/17 – NPFG Insured	7/16 at 100.00	AA–	948,610

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	10/14 at 100.00	N/R	999,940

Nuveen Investments	107

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$215	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+	$227,932

485	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	485,742

1,655	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B	1,628,404

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	999,800

1,920	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,942,234

2,000	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Archdiocese of Detriot, Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	2,135,380

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A1	2,939,800

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	756,653

170	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005, 5.000%, 11/01/15	No Opt. Call	BB	172,168

175	Taylor, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2005, 5.000%, 9/01/14 – NPFG Insured	No Opt. Call	AA–	175,551

2,035	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	10/14 at 100.00	AA–	2,036,404
26,255	Total Michigan			26,888,059

	Minnesota – 0.5%

1,330	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	10/14 at 100.00	BB+	1,330,878

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	10/14 at 100.00	N/R	2,467,454

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	560,681

150	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.750%, 2/01/27	10/14 at 100.00	N/R	150,060

1,000	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,082,640

1,000	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/22 at 100.00	BB+	1,007,230

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,205	6.000%, 11/15/25	11/15 at 100.00	BBB–	2,303,519
500	6.000%, 11/15/35	11/15 at 100.00	BBB–	520,320
9,195	Total Minnesota			9,422,782

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.1%

$100	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB–	$100,062

1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21	12/16 at 100.00	BBB	1,039,340
1,100	Total Mississippi			1,139,402

	Missouri – 0.4%

1,000	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	10/14 at 100.00	N/R	1,005,390

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,133,640
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,167,227

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	510,560

740	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	10/14 at 100.00	N/R	740,259

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	666,574
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,176,484

665	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	AA–	716,198

470	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	471,264
7,445	Total Missouri			7,587,596

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
160	5.250%, 12/01/18	No Opt. Call	A	180,696
150	5.250%, 12/01/19	No Opt. Call	A	171,197
765	5.250%, 12/01/21	No Opt. Call	A	882,412
1,075	Total Nebraska			1,234,305

	Nevada – 1.4%

2,000	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare Project, Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	2,180,160

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
910	5.000%, 8/01/21	No Opt. Call	BBB–	976,512
1,745	4.000%, 8/01/22	No Opt. Call	BBB–	1,752,835
2,445	4.000%, 8/01/23	No Opt. Call	BBB–	2,417,151

100	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/21	3/15 at 100.00	N/R	94,096

Nuveen Investments	109

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Series 2013:
$645	3.000%, 8/01/15	No Opt. Call	N/R	$652,443
1,685	4.000%, 8/01/16	No Opt. Call	N/R	1,751,760
1,750	4.000%, 8/01/17	No Opt. Call	N/R	1,840,003
1,820	4.000%, 8/01/18	No Opt. Call	N/R	1,922,120

90	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-13 Cornerstone, Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	90,876

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17	No Opt. Call	BBB–	334,875

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
565	4.000%, 6/01/18	No Opt. Call	N/R	579,995
715	4.000%, 6/01/19	No Opt. Call	N/R	732,496
520	4.000%, 6/01/20	No Opt. Call	N/R	529,532

2,520	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	AA–	2,544,394

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	8/15 at 100.00	BB–	537,632

6,350	North Las Vegas, Nevada, Local Improvement Bonds, Aliante Special Improvement District 60, Refunding Series 2006A, 4.625%, 12/01/22 – AMBAC Insured	6/16 at 100.00	BBB+	6,478,334

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38	12/18 at 100.00	Baa1	352,833
24,995	Total Nevada			25,768,047

	New Hampshire – 0.0%

75	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue Bonds, Series 2000A, 6.750%, 1/01/15 – ACA Insured	10/14 at 100.00	Caa1	74,949

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	152,640
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	644,094
1,155	Total New Hampshire			871,683

	New Jersey – 5.7%

2,755	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,800,871

	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004:
1,860	5.250%, 1/01/18 – AMBAC Insured	1/15 at 102.00	BBB+	1,920,896
640	5.250%, 1/01/19 – AMBAC Insured	1/15 at 102.00	BBB+	660,762

	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A:
200	5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	AA–	206,446
4,405	5.250%, 6/01/21 – NPFG Insured	6/15 at 100.00	AA–	4,536,930

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,348,199

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
$240	2.875%, 1/01/17	No Opt. Call	N/R	$241,030
400	3.250%, 1/01/18	No Opt. Call	N/R	402,636
500	3.625%, 1/01/19	No Opt. Call	N/R	504,825
1,000	4.375%, 1/01/24	No Opt. Call	N/R	993,300

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,270,349

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,361,038

1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/15 at 100.00	BBB–	1,000,040

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	553,530

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.615%, 9/01/25 (IF) (5)	3/25 at 100.00	A2	230,270
1,000	3.803%, 9/01/27 (IF) (5)	3/23 at 100.00	A2	931,760

2,200	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	B	2,336,796

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
2,185	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	2,236,959
7,220	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B	7,570,748

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A	170,475

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,748,776
525	5.000%, 7/01/21	No Opt. Call	BB+	570,974
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,400,363

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A:
750	5.000%, 7/01/22	No Opt. Call	BBB+	867,008
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,142,650

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008:
145	5.750%, 7/01/15	No Opt. Call	BBB–	150,730
2,555	6.000%, 7/01/18	No Opt. Call	BBB–	2,800,127

10,070	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB–	10,592,935

2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1, 3.500%, 12/01/24 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,954,080

6,250	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	6,928,188

Nuveen Investments	111

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Second Subordinate Capital Appreciation Series 2007-1C, 0.000%, 6/01/41	6/17 at 25.35	A–	$2,344,600

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
12,981	4.500%, 6/01/23	6/17 at 100.00	BB	12,776,809
19,190	4.625%, 6/01/26	6/17 at 100.00	B+	16,651,355
109,451	Total New Jersey			103,206,455

	New Mexico – 0.5%

1,925	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	1,924,808

2,355	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB	2,648,386

605	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	645,904

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	2,408,249

1,325	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,387,580
8,545	Total New Mexico			9,014,927

	New York – 5.4%

100	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	103,507

	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	502,412
525	4.000%, 4/01/21	No Opt. Call	BBB–	535,768
545	4.000%, 4/01/22	No Opt. Call	BBB–	549,889

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
630	5.000%, 5/01/23	No Opt. Call	BB+	688,924
3,250	5.000%, 5/01/24	No Opt. Call	BB+	3,528,688
2,895	5.000%, 5/01/26	No Opt. Call	BB+	3,109,838
1,000	5.000%, 5/01/27	No Opt. Call	BB+	1,070,390

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	9,103,958

5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/26	2/24 at 100.00	AAA	5,963,750

3,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	3,966,340

555	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Refunding Series 2013B, 4.000%, 12/01/20	No Opt. Call	A–	604,906

800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 4.000%, 12/01/23	12/22 at 100.00	A–	848,816

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,505	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/26	7/24 at 100.00	BBB+	$1,695,443

7,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	6,644,330

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
915	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	963,294
10,150	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	11,151,399
2,060	8.000%, 8/01/28	8/16 at 101.00	N/R	2,278,113
4,100	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	4,529,352

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
115	5.000%, 12/01/16	No Opt. Call	BB	119,615
500	5.000%, 12/01/21	12/16 at 100.00	BB	527,685
4,500	5.000%, 12/01/28	12/16 at 100.00	BB	4,655,340

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
785	5.000%, 12/01/21	12/16 at 100.00	BB	828,465
1,480	5.000%, 12/01/28	12/16 at 100.00	BB	1,531,090

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
170	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	Ba1	178,412
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	Ba1	78,461
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	Ba1	181,624
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Ba1	658,139
175	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	Ba1	180,637
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	1,022,210
275	4.300%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	275,712

250	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	10/14 at 100.00	BB	251,310

2,280	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.000%, 5/15/20 (Alternative Minimum Tax)	10/14 at 100.00	B	2,280,296

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph?s Hospital Health Center Project, Series 2014A:
1,000	5.000%, 7/01/19	No Opt. Call	BB	1,063,000
1,250	4.625%, 7/01/22	7/19 at 100.00	BB	1,298,663

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
745	5.000%, 12/01/20	No Opt. Call	BBB	863,135
1,000	6.500%, 12/01/28	12/15 at 100.00	BBB	1,066,310

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	75,451

185	Rockland County, New York, General Obligation Bonds, Various Purpose Series 2010B, 2.000%, 9/01/15	No Opt. Call	Baa2	186,843

Nuveen Investments	113

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
$4,250	5.250%, 12/01/16	No Opt. Call	BB	$4,499,263
8,600	5.000%, 12/01/23	6/17 at 100.00	BB	9,015,724

6,065	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	6,262,537

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	100,374

1,400	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008B, 5.375%, 6/01/28	6/18 at 100.00	BBB–	1,337,406

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
210	4.750%, 6/01/22	6/16 at 100.00	BBB–	205,420
500	5.000%, 6/01/26	6/16 at 100.00	BB–	467,275
91,060	Total New York			97,049,514

	North Carolina – 0.0%

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	534,640

	North Dakota – 0.3%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB+	552,343

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
500	5.000%, 7/01/22	7/21 at 100.00	BBB+	557,410
165	5.000%, 7/01/23	7/21 at 100.00	BBB+	181,309
1,200	5.000%, 7/01/24	7/21 at 100.00	BBB+	1,303,560
1,070	5.000%, 7/01/25	7/21 at 100.00	BBB+	1,154,862
1,460	5.000%, 7/01/26	7/21 at 100.00	BBB+	1,567,033
4,885	Total North Dakota			5,316,517

	Ohio – 5.8%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,000	5.375%, 6/01/24	6/17 at 100.00	B–	2,546,880
28,000	5.125%, 6/01/24	6/17 at 100.00	B–	23,463,440

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	A–	2,938,416

725	Cleveland-Cuyahoga County Port Authority, Ohio, Senior Housing Revenue Bonds, Saint Clarence-GEAC LLC Project, Series 2006A, 6.125%, 5/01/26	10/14 at 100.00	N/R	724,906

5,000	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	5,179,250

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	BBB+	1,867,454
5,000	5.250%, 6/01/26	No Opt. Call	BBB+	5,558,250

655	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	664,321

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,425	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	$2,542,685

315	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	345,653

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A+	2,975,159

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,649,793
1,000	5.000%, 2/15/21	No Opt. Call	BB+	1,076,080
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,314,530

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	2,170,540

4,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	4,168,280

3,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	3,452,430

8,725	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,833,162

1,615	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	1,596,008

2,000	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/14 at 100.00	B–	2,002,940

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/14 at 100.00	B–	265,390

150	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	BB–	166,694

9,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory Put 6/03/19)	No Opt. Call	BBB–	9,518,760

2,615	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	BBB–	2,672,399

500	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A–	543,795

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	250,835

350	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/14 at 100.00	B–	350,515

9,325	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.250%, 12/01/23	10/14 at 100.00	BB	9,509,635

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,611,893
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,376,045
105,135	Total Ohio			105,336,138

Nuveen Investments	115

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oklahoma – 0.2%

$140	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 4.500%, 12/01/14	No Opt. Call	BB		$141,180

1,300	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A, 6.875%, 11/01/23	5/15 at 100.00	N/R		1,322,347

2,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R		2,034,800
3,440	Total Oklahoma				3,498,327

	Oregon – 0.3%

840	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–		865,234

2,000	Oregon State Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A, 5.000%, 10/01/23	10/20 at 100.00	BBB+		2,218,540

1,205	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R		1,245,247

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R		406,227

500	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Refunding Series 2006B, 5.000%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		506,840
4,950	Total Oregon				5,242,088

	Pennsylvania – 8.5%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
390	6.500%, 5/01/17	No Opt. Call	BB–		418,720
2,880	6.750%, 11/01/24	11/19 at 100.00	BB–		3,198,499

2,200	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3		2,212,914

375	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R	(4)	404,213

950	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+		944,614

2,315	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–		2,427,115

7,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R		7,157,290

10,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–		10,198,238

1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–		1,011,330

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB		192,632

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	$274,100

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,818,906

1,000	Clarion County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,026,740

13,450	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Keystone Obligatyed Group, Series 2006A, 5.000%, 12/15/26	12/16 at 100.00	BB	13,547,782

4,000	Delaware Valley Regional Finance Authority, Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	3,522,000

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA	161,496

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	567,262

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	285,733

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	880,597
870	5.000%, 7/01/22	No Opt. Call	BBB–	959,923
405	5.000%, 7/01/24	No Opt. Call	BBB–	441,345
1,000	5.000%, 7/01/29	No Opt. Call	BBB–	1,066,000

100	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Bonds, Series 2002A, 5.000%, 7/15/24 – AGM Insured	10/14 at 100.00	AA	100,188

1,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/18 – AGM Insured	10/14 at 100.00	AA	1,003,140

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,069,410
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,051,510

1,065	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 6.000%, 11/15/35	10/14 at 100.00	B+	1,065,043

1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/15 – FGIC Insured	No Opt. Call	A3	1,046,580

3,120	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,196,596

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
6,000	6.125%, 2/01/28	2/15 at 100.00	N/R	6,059,820
1,350	6.250%, 2/01/35	2/15 at 100.00	N/R	1,362,285

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36	2/18 at 100.00	N/R	1,070,610

Nuveen Investments	117

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$6,010	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/14 at 100.00	B–	$6,018,835

8,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	10/14 at 100.00	N/R	8,003,280

10,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/14 at 100.00	N/R	10,753,118

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	4,595,444

200	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/14 at 100.00	N/R	200,082

1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B–	1,164,440

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	192,092

800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc. Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	802,912

3,320	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,461,166

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.150%, 5/01/27	5/17 at 100.00	BBB–	992,170

55	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/17 – AGM Insured	No Opt. Call	AA	61,908

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	80,754

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B:
6,530	5.000%, 7/01/17	No Opt. Call	BB+	6,878,898
7,440	5.500%, 7/01/26	7/17 at 100.00	BB+	7,651,147

20,375	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BB+	21,740,125

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	111,783

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	204,638

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	10/14 at 100.00	AA–	145,904

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	10/14 at 100.00	N/R	937,780

500	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20	No Opt. Call	BBB+	549,875

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,265	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/26 – RAAI Insured	12/15 at 100.00	BBB–	$3,298,499

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB–	405,058

3,225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.986%, 11/15/34	11/17 at 100.00	Aa2	2,775,887

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,217,680
150,190	Total Pennsylvania			153,986,106

	Puerto Rico – 0.1%

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
300	5.500%, 7/01/15 – NPFG Insured	No Opt. Call	AA–	299,772
175	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	178,649

635	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	645,839
1,110	Total Puerto Rico			1,124,260

	Rhode Island – 0.1%

100	East Providence, Rhode Island, General Obligation Bonds, Series 2003, 4.000%, 5/15/21 – NPFG Insured	10/14 at 100.00	AA–	100,079

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	91,489

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,193,050

110	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	113,174

560	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	9/14 at 100.00	BBB–	559,972
1,970	Total Rhode Island			2,057,764

	South Carolina – 1.0%

1,250	Greenwood County, South Carolina, Hospital Faciilties Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	No Opt. Call	A+	1,405,913

6,850	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	7,237,710

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,989,792
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,235,263
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,053,520

965	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	977,333

155	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20	No Opt. Call	A	165,945

Nuveen Investments	119

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24	8/23 at 100.00	BBB+	$459,468

3,180	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/14 at 100.00	BB–	3,181,781
16,840	Total South Carolina			17,706,725

	South Dakota – 0.0%

115	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	122,740

160	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	176,117
275	Total South Dakota			298,857

	Tennessee – 1.0%

3,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	BBB	3,040,200

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
810	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	918,151
740	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	844,037

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	987,170

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
770	5.250%, 9/01/21	No Opt. Call	A	884,561
270	5.250%, 9/01/24	No Opt. Call	A	307,384
1,000	5.250%, 9/01/26	No Opt. Call	A	1,143,590

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,197,743

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
190	5.000%, 2/01/17	No Opt. Call	A	205,234
700	5.000%, 2/01/18	No Opt. Call	A	767,907
925	5.000%, 2/01/20	No Opt. Call	A	1,032,559
1,745	5.000%, 2/01/21	No Opt. Call	A	1,959,565
16,606	Total Tennessee			18,288,101

	Texas – 10.1%

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,587,960
3,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,105,390

1,000	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	1,031,290

255	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2010, 4.250%, 7/01/15	No Opt. Call	BBB	263,387

480	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	491,218

95	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998D, 4.900%, 10/01/15 – NPFG Insured	No Opt. Call	AA–	99,598

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,510	Brazos River Harbor Navigation District of Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB	$2,745,112

2,900	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,913,514

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 and 3 Projects, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,054,484

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	Baa2	73,632

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D:
2,000	5.000%, 11/01/24 (WI/DD, Settling 8/07/14) (Alternative Minimum Tax)	11/23 at 100.00	A+	2,318,280
2,525	5.000%, 11/01/25 (WI/DD, Settling 8/07/14) (Alternative Minimum Tax)	11/23 at 100.00	A+	2,893,524

1,285	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,359,813

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	354,933
255	4.000%, 9/01/20	No Opt. Call	BB+	271,708
255	5.000%, 9/01/21	No Opt. Call	BB+	281,668
230	5.000%, 9/01/22	No Opt. Call	BB+	250,049
325	5.000%, 9/01/23	No Opt. Call	BB+	350,308
305	5.000%, 9/01/24	No Opt. Call	BB+	326,695
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,879,177

1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	No Opt. Call	N/R	1,014,020

1,580	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	1,619,705

225	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/22 at 100.00	N/R	226,069

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/22 at 100.00	N/R	502,300

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	116,496
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,515,710

3,300	Harris County Industrial Development Corporation,Texas, Airport Facilities Revenue Bonds, Continental Airlines Inc. Project, Refunding Series 1998, 5.375%, 7/01/19 (Alternative Minimum Tax)	10/14 at 100.00	B	3,306,369

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
1,000	5.250%, 11/15/21 – NPFG Insured	10/14 at 100.00	AA–	1,002,760
650	5.375%, 11/15/41 – NPFG Insured	10/14 at 100.00	AA–	650,280

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Junior Lien Series 1998B:
40	0.000%, 11/15/17 – NPFG Insured	No Opt. Call	AA–	33,649
13,075	0.000%, 11/15/21 – NPFG Insured	No Opt. Call	AA–	8,807,451

Nuveen Investments	121

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,275	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/14 at 100.00	AA–	$2,275,956

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
100	5.250%, 11/15/26 – NPFG Insured	10/14 at 100.00	AA–	100,057
170	5.250%, 11/15/30 – NPFG Insured	10/14 at 100.00	AA–	170,073

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Senior Lien Series 1998A:
225	5.000%, 11/15/25 – NPFG Insured	10/14 at 100.00	AA–	225,101
120	5.000%, 11/15/28 – NPFG Insured	10/14 at 100.00	AA–	120,053

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,005	4.500%, 7/01/16	No Opt. Call	BB+	2,059,616
5,500	5.250%, 7/01/28	7/20 at 100.00	BB+	5,589,155

5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	5,605,215

500	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	No Opt. Call	B	559,395

8,705	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/14 at 100.00	B	8,735,555

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
7,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	B	7,471,850
19,000	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B	19,623,200

	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public ImprovementI District Phases 2 -5 Major Improvement Project:
4,055	6.650%, 9/01/21	3/16 at 103.00	N/R	4,164,566
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	3,038,504

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
860	6.400%, 9/01/23	3/18 at 103.00	N/R	891,665
805	6.650%, 9/01/28	3/18 at 103.00	N/R	834,399

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,000	5.500%, 2/15/18	No Opt. Call	BBB–	1,101,350
340	5.750%, 2/15/19	No Opt. Call	BBB–	380,776

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17	No Opt. Call	BBB–	26,591

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	472,734
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,451,600

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

$465	4.000%, 4/01/20	No Opt. Call	BBB–	$491,863
540	5.000%, 4/01/21	No Opt. Call	BBB–	596,549
655	5.000%, 4/01/23	No Opt. Call	BBB–	714,769
690	5.000%, 4/01/24	No Opt. Call	BBB–	748,926
3,280	5.000%, 4/01/29	No Opt. Call	BBB–	3,433,668

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	Baa3	782,674

2,100	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	10/14 at 100.00	BB–	2,103,150

3,750	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/14 at 100.00	BB–	3,755,588

1,890	Port of Bay City Authority, Matagorda County, Texas, Revenue Bonds, Hoechst Celanese Corporation Project, Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	11/14 at 100.00	BB–	1,898,845

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29 (WI/DD, Settling 8/05/14)	2/24 at 100.00	Baa2	2,048,564

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,466,870

1,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/14 at 100.00	BB–	1,001,680

1,855	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-1, 6.125%, 11/15/20	11/15 at 100.00	N/R	1,871,120

550	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-2, 5.000%, 11/15/19	5/15 at 100.00	N/R	554,582

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
10	5.250%, 8/01/17	No Opt. Call	A	11,031
245	5.500%, 8/01/20	No Opt. Call	A	282,617
350	5.500%, 8/01/21	No Opt. Call	A	407,036
580	5.500%, 8/01/22	No Opt. Call	A	673,502

1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	N/R	1,035,750

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
355	5.625%, 12/15/17	No Opt. Call	A–	388,842
31,250	6.250%, 12/15/26	No Opt. Call	A–	37,955,000

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
685	5.250%, 12/15/18	No Opt. Call	A–	776,516
40	5.250%, 12/15/20	No Opt. Call	A–	46,161

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	227,246
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,747,300
3,400	5.000%, 12/15/24	No Opt. Call	A3	3,780,256

Nuveen Investments	123

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,500	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	No Opt. Call	N/R	$1,612,890
174,525	Total Texas			182,756,955

	Utah – 1.2%

17,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	18,609,500

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,505	5.550%, 11/15/21	11/16 at 100.00	N/R	1,523,376
500	5.550%, 11/15/26	11/16 at 100.00	N/R	495,565

400	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18	No Opt. Call	BB+	409,376

255	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2008A, 6.375%, 7/15/18	7/16 at 102.00	BB+	269,535
20,160	Total Utah			21,307,352

	Vermont – 0.1%

1,300	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R	1,322,490

500	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative Minimum Tax)	No Opt. Call	B+	495,330
1,800	Total Vermont			1,817,820

	Virgin Islands – 1.0%

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22	No Opt. Call	BBB+	1,055,150

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003:
1,250	5.000%, 10/01/26 – RAAI Insured	10/14 at 100.00	BBB+	1,253,338
420	5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	420,743
205	5.000%, 10/01/33 – RAAI Insured	10/14 at 100.00	BBB+	205,316

3,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	3,515,100

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	55,923

30	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	31,937

1,530	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,643,909

200	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	220,012

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,000	4.750%, 7/01/15	No Opt. Call	BBB–	1,010,380
1,225	4.750%, 7/01/16	No Opt. Call	BBB–	1,244,355
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,314,586
2,380	5.000%, 7/01/18	No Opt. Call	BBB–	2,432,503

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	10/14 at 100.00	BBB–	$3,304,901
16,895	Total Virgin Islands			17,708,153

	Virginia – 0.6%

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,079,414

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,103,330
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,187,480

700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	664,272

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
293	5.800%, 9/01/17	No Opt. Call	N/R	321,623
2,717	6.250%, 9/01/24	9/17 at 100.00	N/R	2,951,042
1,460	6.450%, 9/01/37	9/17 at 100.00	N/R	1,576,450

1,715	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Central Virginia CSB, Series 2008B, 6.500%, 8/01/28	2/18 at 100.00	N/R	1,826,938
10,845	Total Virginia			11,710,549

	Washington – 1.0%

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,251,347
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A–	1,300,443
2,600	4.000%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	A–	2,556,684

325	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/15 at 100.00	N/R	326,030

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/15 at 100.00	BBB	801,552

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,076,360

100	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	BBB	111,936

910	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	944,134

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	90,480

2,285	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	2,373,087

2,925	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 50 Series 2014B-3, 5.125%, 1/01/20	1/15 at 100.00	N/R	2,949,307

2,700	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 65 Series 2014B-2, 5.375%, 1/01/20	1/15 at 100.00	N/R	2,720,088

Nuveen Investments	125

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,350	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21	1/15 at 100.00	N/R	$2,367,085
18,355	Total Washington			18,868,533

	West Virginia – 0.1%

2,220	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	2,386,433

	Wisconsin – 3.5%

1,860	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,075,574

800	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	788,952

6,510	Kaukauna, Wisconsin, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 5.250%, 6/01/29 (Alternative Minimum Tax)	6/15 at 100.00	BBB	6,587,144

3,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29	5/24 at 100.00	N/R	3,023,280

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	492,840

1,570	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB+	1,702,901

1,000	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 50 Series 2014, 3.750%, 11/15/19	11/15 at 100.00	N/R	1,009,440

1,000	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 65 Series 2014, 4.250%, 11/15/20	11/15 at 100.00	N/R	1,005,380

780	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	N/R	830,021

4,700	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB–	5,178,883

465	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Refunding Series 2013A, 3.000%, 12/15/20	No Opt. Call	Baa1	474,616

	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	662,899
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,267,250

2,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2013, 5.000%, 8/15/23	No Opt. Call	A	2,438,051

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	No Opt. Call	A–	2,519,133

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	No Opt. Call	A2	2,814,150

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21 (WI/DD, Settling 8/15/14)	No Opt. Call	BBB+	346,647
750	5.000%, 7/01/22 (WI/DD, Settling 8/15/14)	No Opt. Call	BBB+	861,263
1,000	5.000%, 7/01/23 (WI/DD, Settling 8/15/14)	No Opt. Call	BBB+	1,145,770

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)
$385	5.000%, 7/01/25 (WI/DD, Settling 8/15/14)	7/24 at 100.00	BBB+	$435,443
670	5.000%, 7/01/26 (WI/DD, Settling 8/15/14)	7/24 at 100.00	BBB+	749,114

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	225,438
200	5.000%, 8/15/22	No Opt. Call	A–	224,854

5,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006A, 5.125%, 5/15/29	5/16 at 100.00	BBB+	5,959,616

390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21	8/16 at 100.00	A–	417,191

2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,190,033

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,000	5.750%, 5/01/33	5/19 at 100.00	AA–	8,175,090
8,000	6.000%, 5/01/36	5/19 at 100.00	AA–	9,449,040
57,750	Total Wisconsin			63,050,013

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB	1,381,278
795	5.000%, 9/01/24	9/23 at 100.00	BBB	883,150
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB	1,498,598

600	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	667,410
3,985	Total Wyoming			4,430,436
$1,735,476	Total Municipal Bonds (cost $1,751,384,704)			1,782,869,095

Shares	Description (1)			Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

11,715	American Airlines Group Inc. (8)			$455,128
	Total Common Stocks (cost $363,949)			455,128
	Total Long-Term Investments (cost $1,751,748,653)			1,783,324,223

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	California – 0.7%

$995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24 (WI/DD, Settling 8/12/14) (9)	No Opt. Call	BB+	$995,000

9,430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 1.000%, 7/10/15	No Opt. Call	N/R	9,430,000

Nuveen Investments	127

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$920	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 1.000%, 7/10/15	No Opt. Call	N/R	$920,000
11,345	Total California			11,345,000

	Illinois – 0.1%

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20 (9)	No Opt. Call	A–	1,118,950
1,000	5.000%, 7/01/21 (9)	No Opt. Call	A–	1,120,560
2,000	Total Illinois			2,239,510
$13,345	Total Short-Term Investments (cost $13,584,510)			13,584,510
	Total Investments (cost $1,765,333,163) – 99.1%			1,796,908,733
	Other Assets Less Liabilities – 0.9% (10)			16,520,693
	Net Assets – 100%			$1,813,429,426

Investments in Derivatives as of July 31, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation) (10)
Barclays PLC	$52,000,000	Receive	USD-BMA Index	2.179%	Quarterly	9/01/15	9/01/22	$—
JPMorgan	57,200,000	Receive	USD-BMA Index	1.565	Quarterly	2/20/15	2/20/19	(452,661)
JPMorgan	111,600,000	Receive	USD-BMA Index	1.601	Quarterly	8/20/15	8/20/19	211,867
	$220,800,000							$(240,794)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,780,589,201	$2,279,894	$1,782,869,095
Common Stocks	455,128	—	—	455,128
Short-Term Investments:
Municipal Bonds	—	13,584,510	—	13,584,510
Investments in Derivatives:
Interest Rate Swaps*	—	(240,794)	—	(240,794)
Total	$455,128	$1,793,932,917	$2,279,894	$1,796,667,939
*	Represents net unrealized appreciation (depreciation).

128	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $1,764,761,249.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$36,030,204
Depreciation	(3,882,720)
Net unrealized appreciation (depreciation) of investments	$32,147,484

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-BMA	United States Dollar-Bond Market Association.

Nuveen Investments	129

Nuveen All-American Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	LONG-TERM INVESTMENTS – 98.0%

	MUNICIPAL BONDS – 98.0%

	Alabama – 0.8%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		$6,198,168

2,750	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		2,781,488

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
5,165	5.250%, 1/01/15	10/14 at 100.00	BBB		5,200,639
1,000	5.500%, 1/01/21 – AGM Insured	10/14 at 100.00	AA		1,001,180
1,000	5.500%, 1/01/22	10/14 at 100.00	BBB		1,008,900

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa		2,298,780
18,080	Total Alabama				18,489,155

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/14 at 100.00	B2		1,545,100

	Arizona – 3.3%

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A	(4)	147,265

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+		565,360

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA		213,250

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+		266,443

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 – AMBAC Insured	7/17 at 100.00	Aa3		7,411,743

500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA		572,925

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	A–		3,475,962

595	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–		638,358

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/14 at 100.00	A1		752,648

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–		803,235

500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	10/14 at 100.00	A		502,030

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	$291,849

310	Peoria Municipal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+		323,342

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA		500,117

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+		4,410,800

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA		2,019,749
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA		7,427,400

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+		1,011,950

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB		1,038,940

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,885	6.000%, 7/01/33	7/20 at 102.00	BB+		1,894,519
2,000	6.000%, 7/01/43	7/20 at 102.00	BB+		1,970,180

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BB+		841,525

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2		797,627

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2	(4)	304,673

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A		4,056,049

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	AA–		1,092,640

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	1/15 at 100.00	A3		302,859

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A–		1,155,460
7,725	5.000%, 12/01/32	No Opt. Call	A–		8,488,385
7,000	5.000%, 12/01/37	No Opt. Call	A–		7,662,340

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2		1,066,910

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA		548,545

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA		4,917,824

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	NA		2,778,371
1,080	6.000%, 12/01/32	12/21 at 100.00	NA		1,136,732
1,100	6.250%, 12/01/42	12/21 at 100.00	NA		1,157,948

Nuveen Investments	131

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24	10/14 at 100.00	BBB+		$450,797

85	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB+		89,204

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+		1,089,510

935	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R		952,700

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	A–		412,672
68,795	Total Arizona				75,540,836

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB		541,715
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB		1,089,240
1,500	Total Arkansas				1,630,955

	California – 11.2%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+		2,050,296

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.851%, 4/01/34 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA	(4)	1,616,080

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
10	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA		10,162
55	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1	(4)	55,892
935	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA		950,166

2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA		2,311,680

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		1,045,720

1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3		1,049,813

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA		5,886,522

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44 (WI/DD, Settling 8/06/14)	10/24 at 100.00	AA–		538,214

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–		2,372,189

3,415	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB		3,761,349

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	A–		15,215,140

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A1		1,200,080

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A1		$1,138,450

600	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2		621,240

1,650	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa2	(4)	1,710,275

3,500	California State, General Obligation Bonds, Refunding Series 2005, 5.000%, 5/01/15	No Opt. Call	Aa3		3,628,765

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.650%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA		1,123,332

4,500	California State, General Obligation Bonds, Various Purpose Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	Aa3		4,563,945

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	Aa3		9,267,158

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	Aa3		1,602,188

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+		1,857,463

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.264%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA		1,931,958

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A		928,931

1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+		1,010,810

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	7/15 at 100.00	B–		775,030
5,300	5.250%, 7/01/35	7/15 at 100.00	B–		4,924,919
2,000	5.000%, 7/01/39	7/15 at 100.00	B–		1,837,980

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–		1,135,740

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–		1,195,541

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–		1,195,541

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.742%, 11/15/46 (IF)	11/16 at 100.00	AA–		836,514

500	Chino Hills, California, Special Tax Bonds, Community Facilities District 10, Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA		534,680

3,230	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa		2,630,480

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+		481,652

1,960	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R		1,982,775

510	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R		584,108

Nuveen Investments	133

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A		$1,414,847

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
6,000	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A1		6,170,340
1,300	5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA		1,339,104

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,880	4.500%, 6/01/27	6/17 at 100.00	B		5,236,081
3,480	5.000%, 6/01/33	6/17 at 100.00	B		2,803,523
8,740	5.750%, 6/01/47	6/17 at 100.00	B		7,032,291

1,000	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA		1,059,310

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA		1,487,831

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB		1,657,500

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA		6,085,380

1,000	Los Angeles Department of Harbors, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA		1,145,460

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–		607,355

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+		3,188,640

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA		1,168,630

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+		1,125,740

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A		3,805,760
2,500	6.500%, 11/01/39	No Opt. Call	A		3,263,300

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	10/14 at 100.00	AA–	(4)	15,954,950

1,220	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/15 at 100.00	BB		1,138,321

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,778,785

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Ba1		3,264,180

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A		1,904,273

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2		2,844,802

5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2		1,418,850

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA		$9,723,300

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–		4,416,040

2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,645,550

920	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R		964,749

8,965	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 (Pre-refunded 5/01/15)	5/15 at 100.00	AA	(4)	9,292,491

1,035	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30	5/15 at 100.00	AA+		1,064,384

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 (Pre-refunded 9/01/14) – NPFG Insured	9/14 at 100.00	AA–	(4)	1,506,090

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+		2,259,300

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–		759,659

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	AA–		5,216,231
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	AA–		20,177,640

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–		8,424,864

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	3,616,670

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A		530,116

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–		2,248,051

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–		4,634,600

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A		601,665

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA		985,366

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA		214,783

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R		1,005,070

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA		4,326,050

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA		1,609,845

Nuveen Investments	135

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
$2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	$1,572,359
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	797,085
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	1,567,660
290,140	Total California			252,617,649

	Colorado – 4.3%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	545,440

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
500	4.800%, 12/01/17	No Opt. Call	N/R	499,395
905	5.000%, 12/01/26	12/17 at 100.00	N/R	819,505

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	NA	1,098,231

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,276,187
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,183,271

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,117,781

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,469,370

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,045,920

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Lincoln Academy Charter School Project, Series 2013, 5.000%, 3/01/43	3/23 at 100.00	A	1,030,210

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,569,025

930	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	961,964

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA	3,325,740

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,674,480

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,442,240
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,456,441

12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,973,625

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A–	794,934

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	107,286

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	$3,439,170

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB	1,191,883

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,660,947

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,802,822

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	558,441

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,044,450

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	2,115,518

605	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	589,506

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,000,780

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,342,500

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	8,066,083

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	10,622
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	198,014
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	8,756
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	10,302

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	5,883,067

2,102	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,283,760

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	809,627

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA	2,297,990

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,250,765

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,140	6.250%, 11/15/28	No Opt. Call	A	2,668,024
3,010	6.500%, 11/15/38	No Opt. Call	A	3,914,926

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,144,874
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,728,478

Nuveen Investments	137

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	$871,056

20	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2	20,777
99,547	Total Colorado			97,304,183

	Connecticut – 0.2%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB+	1,080,680

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 1080, 18.074%, 7/01/15 (IF) (5)	No Opt. Call	AAA	1,381,520

887	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,029,585

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,948,806
4,687	Total Connecticut			5,440,591

	Delaware – 0.9%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,054,860

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,897,900

10,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2014, 5.000%, 7/01/19	No Opt. Call	AA+	11,795,800

650	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16	10/14 at 100.00	N/R	650,488
16,650	Total Delaware			19,399,048

	District of Columbia – 0.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	9/14 at 100.00	A+	4,383,115

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	1,011,100
5,365	Total District of Columbia			5,394,215

	Florida – 7.5%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	331,248
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,438,345

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,310,138

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42	6/22 at 100.00	B	985,870

510	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	475,346

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
$500	5.000%, 4/01/34	4/16 at 100.00	A–	$508,360
750	5.000%, 4/01/36	4/16 at 100.00	A–	761,333

855	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	985,541

5,500	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	5,883,680

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,133,322

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,083,660

3,080	Collier County, Florida, Gas Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/20	No Opt. Call	AA–	3,545,819

1,295	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	10/14 at 100.00	N/R	1,295,686

4,710	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,463,365

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,117,416

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,027,190

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,008,830
500	6.000%, 6/15/32	No Opt. Call	N/R	489,245
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,065,922

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,094,440

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	3,189,508

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa1	7,291,300

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,335,090
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,097,330
1,400	5.000%, 12/01/32	12/22 at 100.00	A2	1,528,898
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,236,040

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/14 at 100.00	N/R	1,000,810

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	BBB+	2,296,283
375	5.000%, 6/01/38	6/16 at 100.00	BBB+	376,800

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	2,129,083

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA	1,030,406

Nuveen Investments	139

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$925	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R		$954,979

975	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+		982,576

1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB		1,011,080

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB		903,131
1,375	5.750%, 6/15/42	6/22 at 100.00	BB		1,418,766

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	AA–	(4)	2,323,694

675	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/15 at 100.00	A–		682,830

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1		902,408
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1		8,072,240

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1		2,145,640

4,490	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2013B, 5.000%, 2/01/29	2/23 at 100.00	A1		4,927,820

7,020	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	AA–		7,035,374

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A		1,803,461

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA		2,260,540

10,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	AA		10,334,600

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGM Insured (UB) (5)	6/19 at 100.00	AA		1,121,598

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3		23,570,706

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R		1,014,070

3,295	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R		3,352,168

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–		570,603
625	5.000%, 6/01/32	6/21 at 100.00	A–		659,719
750	5.000%, 6/01/36	6/21 at 100.00	A–		788,460
750	5.125%, 6/01/42	6/21 at 100.00	A–		789,885

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	300,912
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	280,511

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	10/14 at 100.00	N/R	(4)	$173,136

500	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	AA		562,665

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	12/14 at 100.00	BBB–		20,047
1,000	5.625%, 12/01/31	12/14 at 100.00	BBB–		1,001,310

2,690	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–		2,693,309

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–		2,694,826

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA+		1,489,725

1,835	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB		1,842,579

2,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–		2,138,420

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	A1	(4)	686,101

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–		3,063,582

920	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R		948,750

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	BBB+		530,430

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–		569,363

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+		1,055,000

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA		2,948,197

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/14 at 100.00	Baa1		2,101,306

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2		38,115

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R		121,084

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R		173,478

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R		93,070

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R		2

Nuveen Investments	141

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	$5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	15,319

125	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	113,713

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	93,851
305	6.650%, 5/01/40	5/17 at 100.00	N/R	310,206

2,850	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/15 at 100.00	BB	2,864,678

705	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	413,856

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	262,148

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,567,050

2,110	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/14 at 100.00	AA–	2,113,587

475	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	473,138
163,800	Total Florida			170,896,121

	Georgia – 1.7%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	AA	2,092,560

715	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	841,476

1,550	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	1,874,865

140	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	145,400

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	518,740

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	500,752

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	7,617,120

1,000	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	1/15 at 100.00	Baa2	1,003,970

3,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,316,269

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,399,100

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,080	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	$1,263,924

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA	1,107,030

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
955	5.000%, 3/15/22	No Opt. Call	A+	1,087,735
1,000	5.500%, 9/15/28	No Opt. Call	A	1,190,470

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,744,866

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,011,530

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA	1,060,860
34,325	Total Georgia			37,776,667

	Guam – 0.3%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,076,498

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,215,660

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	947,206

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,796,148
5,510	Total Guam			6,035,512

	Hawaii – 0.2%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A2	1,672,665

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,068,750

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,163,880
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,458,225
4,750	Total Hawaii			5,363,520

	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23	12/18 at 100.00	Aa2	1,174,530
760	6.250%, 12/01/33	12/18 at 100.00	Aa2	887,406

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	A+	1,077,010
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	A+	1,145,290
3,825	Total Idaho			4,284,236

Nuveen Investments	143

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 9.7%

$2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	$2,153,640

971	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	972,932

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,535,591
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,732,814

2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/20	12/18 at 100.00	A+	2,179,660

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.497%, 12/01/24 (IF)	6/16 at 100.00	AAA	4,114,289

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,278,500

2,875	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	AA–	3,041,175

	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA	299,000
750	0.000%, 2/01/36	2/21 at 100.00	AA	208,043

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	4,790,449

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	2,046,060

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,760,175

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,412,936

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
900	6.125%, 5/15/27	5/15 at 100.00	BBB–	910,188
2,000	6.125%, 5/15/27	5/20 at 100.00	BBB–	2,149,480

9,300	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB+	9,306,417

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,152,260

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	510,030

465	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	10/14 at 100.00	N/R	465,223

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,265,108

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,371,702

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,033,360

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,378,496

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
$4,000	4.000%, 5/15/33	5/22 at 100.00	Baa1	$3,643,560
4,865	4.250%, 5/15/43	5/22 at 100.00	Baa1	4,290,784

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,281,480

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,854,396

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	529,370

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,663,285

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,586,343

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	987,758
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,257,940

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30	11/18 at 100.00	A+	4,396,054

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39	5/19 at 100.00	A+	1,517,268
1,665	6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A+	1,892,322

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	6,798,872

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	10,306,890

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	1,002,034

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,544,240

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,552,978

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,633,260

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,379,516

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,649,004

3,905	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,963,653

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	258,402

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	4/16 at 100.00	AA+	4,027,920

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 (WI/DD, Settling 8/20/14) – AGM Insured	6/24 at 100.00	AA	8,004,539

Nuveen Investments	145

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	A–	$10,736,700

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	5,853,850
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,224,708
500	5.000%, 3/01/27	3/22 at 100.00	A–	523,645

	Illinois State, General Obligation Bonds, Series 2013:
1,390	5.250%, 7/01/28	7/23 at 100.00	A–	1,481,059
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	1,909,890

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,569,050

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	534,912

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC–	2,076,360

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	D	570,500

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,265,116

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	AAA	923,571

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	3,538,800

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,349,460

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	876,510

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,573,006
3,000	6.250%, 6/01/24	6/16 at 100.00	A–	3,299,070

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,686,299

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,045,990

	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	AA–	10,209,100
5,000	4.000%, 4/01/32	4/23 at 100.00	AA–	5,056,450

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,257,760
215,226	Total Illinois			218,651,202

	Indiana – 3.8%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/17 at 100.00	BB+	404,974

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29	8/16 at 100.00	A3	1,046,610
500	5.250%, 8/01/36	8/16 at 100.00	A3	521,135

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
$3,325	5.250%, 10/15/18	No Opt. Call	A	$3,760,143
5,215	5.250%, 10/15/20	No Opt. Call	A	6,014,981

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	BB	3,658,169
6,465	7.250%, 7/01/43	7/23 at 100.00	BB	6,901,388

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB	2,438,779
5,240	7.250%, 7/01/43	7/23 at 100.00	BB	5,593,700

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BB–	1,427,944

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	1,052,690

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,157,380

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,284,760

5,115	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,293,360

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,974,981

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	4,301,662

500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	540,060

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,893,330

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,263,460

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa1	1,653,165
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa1	1,501,612
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa1	1,648,327

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,032,310
775	5.000%, 1/15/27	7/16 at 100.00	A	790,740

6,380	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	7,137,880

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	5,680,900
78,890	Total Indiana			84,974,440

Nuveen Investments	147

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 0.7%

$2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	$2,411,409

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	556,940

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,542,210

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
2,165	5.000%, 9/01/33	9/23 at 100.00	BB	2,052,658
4,605	5.000%, 9/01/43	9/23 at 100.00	BB	4,155,552

3,905	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	4,163,823

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,090,390
15,940	Total Iowa			15,972,982

	Kansas – 0.9%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	578,370

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	Aa2	5,120,666

3,555	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Housing Project, Series 2014D-2, 3.125%, 4/01/28	4/22 at 100.00	Aa2	3,455,176

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA	3,217,074

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,994,720

2,525	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,550,856

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,304,052

1,270	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/28	9/22 at 100.00	A+	1,423,492
18,725	Total Kansas			19,644,406

	Kentucky – 1.1%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,807,675
2,015	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,277,474

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,680,630

3,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 87 Series 2007, 4.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	3,068,190

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,981,048
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	3,200,973

148	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kentucky (continued)

$1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa		$1,664,560

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3		1,110,050

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3		5,667,550
21,855	Total Kentucky				24,458,150

	Louisiana – 2.7%

3,020	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	AA–	(4)	3,058,777

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–		3,861,279

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB		1,113,920

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (6)	12/17 at 100.00	N/R		3,249,250
800	6.000%, 12/15/37	12/37 at 100.00	N/R		444,840

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R		36,143

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R		29,642,076

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB		1,108,150

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+		2,211,620

675	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA		723,674

200	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 (Pre-refunded 7/01/15) – AGC Insured	7/15 at 100.00	AA	(4)	210,188

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1		1,565,430

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1		10,520,800

375	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A		401,910

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1		3,151,530
60,140	Total Louisiana				61,299,587

	Maine – 0.7%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–		2,207,340
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–		11,384,427

Nuveen Investments	149

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

$1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	$1,770,378

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	504,510
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,092,790
15,515	Total Maine			16,959,445

	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,077,321
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,792,018

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,030,970

2,650	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding Second Series 2011E, 5.000%, 8/01/15	No Opt. Call	AAA	2,779,797
6,450	Total Maryland			6,680,106

	Massachusetts – 1.4%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,505,426

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	6,835,860

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,133,201

635	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	664,394

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.686%, 7/01/29 (IF)	7/19 at 100.00	AA	8,861,051

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	12,408

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	501,040

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	4,922,099

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	1,261,348
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	700,749

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.700%, 8/01/38 (IF)	8/19 at 100.00	AAA	3,267,319
33,480	Total Massachusetts			32,664,895

	Michigan – 2.7%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,016,714

150	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2		$8,816,901

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–		5,512,698

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA		869,824

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA		8,181,928

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–		3,299,373

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		511,980

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011:
685	6.000%, 10/01/21	No Opt. Call	BB+		726,203
435	7.000%, 10/01/31	10/21 at 100.00	BB+		473,176
1,000	7.000%, 10/01/36	10/21 at 100.00	BB+		1,080,390

820	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–		857,097

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA		1,643,884

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB		1,270,650

1,350	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R		1,352,309

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa3		829,530
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa3		2,230,440

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A–		555,710
1,480	5.750%, 11/15/39	11/19 at 100.00	A–		1,597,142

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	Aa2		1,688,121

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2	(4)	414,649

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A1		1,404,444

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa		7,698,630
59,345	Total Michigan				60,031,793

	Minnesota – 1.6%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–		1,052,130

Nuveen Investments	151

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Minnesota (continued)

$1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R		$1,029,800

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A		3,522,150
3,000	6.625%, 11/15/28	11/18 at 100.00	A		3,551,010

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R		2,973,450

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	10/14 at 100.00	A		95,423

1,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34 (Pre-refunded 9/01/14)	9/14 at 100.00	A	(4)	999,960

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
4,500	6.000%, 11/15/25	11/15 at 100.00	BBB–		4,701,060
4,000	6.000%, 11/15/30	11/15 at 100.00	BBB–		4,173,960
2,000	6.000%, 11/15/35	11/15 at 100.00	BBB–		2,081,280

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R		2,430,064

8,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3		8,924,800
32,835	Total Minnesota				35,535,087

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA		5,664,900

	Missouri – 1.3%

3,185	Bi-State Development Agency, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA		3,771,104

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–		2,667,353

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+		1,364,950

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 13.876%, 5/15/17 (IF)	No Opt. Call	AAA		6,061,384

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA		2,316,300
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA		3,093,510
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA		2,590,813
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA		2,780,820
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA		2,275,800
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA		718,120

1,702	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/15 at 100.00	N/R		1,601,990

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri (continued)

$1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R		$1,062,101
47,749	Total Missouri				30,304,245

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R		2,538,350

	Nebraska – 0.4%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A		4,192,120

1,320	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	A		1,436,794

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20	1/18 at 100.00	A1		3,108,160
8,070	Total Nebraska				8,737,074

	Nevada – 0.7%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A		90,608

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+		2,178,200

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/14 at 100.00	BBB		2,100,777

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB–		2,332,800
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB–		1,724,970

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+		2,714,175

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
155	4.000%, 6/01/19	No Opt. Call	N/R		158,793
130	4.000%, 6/01/20	No Opt. Call	N/R		132,383
965	4.000%, 6/01/21	No Opt. Call	N/R		973,560
435	5.000%, 6/01/23	No Opt. Call	N/R		463,527
200	4.250%, 6/01/24	6/23 at 103.00	N/R		199,680

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
995	6.500%, 9/01/20	9/18 at 100.00	N/R		1,086,232
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R		1,996,292

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA		442,124
15,380	Total Nevada				16,594,121

	New Hampshire – 0.4%

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A–		3,660,615

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R	(4)	841,672

Nuveen Investments	153

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire (continued)

$3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.196%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+		$4,666,594
7,605	Total New Hampshire				9,168,881

	New Jersey – 2.7%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB		4,892,628

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa3		1,682,193

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	10/14 at 100.00	AA–		1,792,910
1,775	5.000%, 7/01/23 – NPFG Insured	10/14 at 100.00	AA–		1,792,910

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B		1,048,580
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B		1,706,628

2,165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B		2,309,102

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3		911,895

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R	(4)	2,461,020

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	(4)	776,316

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (5)	6/19 at 100.00	AA		1,953,425

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A:
2,185	5.250%, 12/15/20	No Opt. Call	A		2,552,867
7,000	5.500%, 12/15/23	No Opt. Call	A		8,275,750

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 12/15/19	No Opt. Call	A		8,074,290

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA		3,058,350
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA		3,377,786
3,175	5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA		3,876,675

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3		1,112,400

3,470	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A		4,046,263

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA		2,343,860

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$805	4.625%, 6/01/26	6/17 at 100.00	B+	$698,507
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,498,580
53,945	Total New Jersey			60,242,935

	New Mexico – 0.5%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	4,801,975

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,153,240

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 0.000%, 11/01/39 (Mandatory put 8/01/19) (WI/DD, Settling 8/01/14)	8/19 at 100.00	Aa3	3,556,503

825	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	825,825
11,685	Total New Mexico			12,337,543

	New York – 2.9%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,223,068
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	8,650,468

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AA–	1,920,702

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA	5,415,270

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured	3/15 at 100.00	AAA	1,715,566

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.696%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,639,680
2,335	13.684%, 2/15/39 (IF)	2/19 at 100.00	AAA	3,080,962

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	455,680

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,121,015

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,504,810

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,071,110
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,111,076

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	AA–	4,804,654

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	270,243
300	5.000%, 7/01/24	No Opt. Call	BBB+	344,196
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	236,573

Nuveen Investments	155

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$3,000	5.750%, 10/01/37 (8)	10/17 at 100.00	N/R		$1,135,710
1,000	5.875%, 10/01/46 (9)	10/17 at 102.00	N/R		378,570

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA		871,356

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/14 at 100.00	BB		1,499,880

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.282%, 6/15/33 (IF) (5)	6/19 at 100.00	AA+		1,416,680

2,180	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1, 5.000%, 10/01/15	No Opt. Call	AA		2,304,107

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA		5,152,200

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	10/14 at 100.00	AA		5,028

895	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA+		943,894

140	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R	(4)	147,911

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA		646,195

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA		2,423,754

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+		3,544,520

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB		914,528

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–		1,281,314

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–		1,635,452
62,445	Total New York				65,866,172

	North Carolina – 0.7%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.459%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA		2,471,726

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB		1,010,880

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
585	27.708%, 10/01/34 (IF)	10/15 at 100.00	AA+		1,039,311
1,920	27.488%, 10/01/21 (IF)	10/16 at 100.00	AA+		3,718,963

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–		1,171,160

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	$1,242,850

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2012A, 5.000%, 3/01/37	No Opt. Call	N/R	1,005,600

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,608,361

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,198,500
11,865	Total North Carolina			15,467,351

	North Dakota – 0.4%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	BBB+	2,708,770

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,126,565
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,716,275
8,220	Total North Dakota			8,551,610

	Ohio – 3.5%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,525	5.125%, 6/01/24	6/17 at 100.00	B–	3,791,860
8,920	5.875%, 6/01/30	6/17 at 100.00	B	7,261,326
3,990	5.750%, 6/01/34	6/17 at 100.00	B	3,184,020
4,145	5.875%, 6/01/47	6/17 at 100.00	B	3,242,675

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	A–	3,290,490
2,000	5.750%, 11/01/40	11/20 at 100.00	A–	2,210,340

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,275,509

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	8,609,271

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	3,488,973

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	758,828

5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	6,634,766

2,240	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA	2,367,859

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	1,058,760

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,588,140

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,775,765

Nuveen Investments	157

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	$2,558,313

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	6,020,950

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R	2,521,514
1,250	5.000%, 12/01/22	No Opt. Call	N/R	1,282,463
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R	3,040,350
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R	2,031,220

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,081,270

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,153,900
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,594,725
79,470	Total Ohio			79,823,287

	Oklahoma – 0.1%

1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	1,376,283

	Oregon – 0.6%

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,504,692

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	1,029,450

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,535,150

1,040	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,096,867

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,872,432
13,095	Total Oregon			14,038,591

	Pennsylvania – 4.5%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,276,661

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	1,005,820

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	1,087,320

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,158,520

1,350	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,354,604

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	$779,392

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.834%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,366,429

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
6,145	6.125%, 2/01/28	2/15 at 100.00	N/R	6,206,266
500	6.250%, 2/01/35	2/15 at 100.00	N/R	504,550

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–	4,183,036

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,491,417

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,264,416

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	1,122,492

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	16,981,950

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	498,394

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA	4,996,882

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	2,169,540

180	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/14 at 100.00	A	180,355

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	272,990

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,747,401

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	10,042,063

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,579,208

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	AA–	2,543,578

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa1	5,370,768

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,299,010

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	A1	1,798,864

Nuveen Investments	159

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3		$18,747,439

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,200	5.750%, 1/01/26 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R	(4)	1,290,336
1,400	5.875%, 1/01/32 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R	(4)	1,507,856
94,775	Total Pennsylvania				100,827,557

	Rhode Island – 0.1%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,855	6.125%, 6/01/32	10/14 at 100.00	BBB+		1,858,784
1,360	6.250%, 6/01/42	10/14 at 100.00	BBB–		1,359,932
3,215	Total Rhode Island				3,218,716

	South Carolina – 0.2%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB		715,876

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		557,352

855	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/16 at 100.00	Aa1		895,527

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–		2,278,040
4,035	Total South Carolina				4,446,795

	South Dakota – 0.7%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R		2,792,600

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3		1,112,030

1,400	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Davis Family Sodak, LLC Wastewater Project, Pooled Loan Program, Series 2004A, 6.000%, 4/01/29 (Alternative Minimum Tax)	9/14 at 100.00	A+		1,405,852

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+		2,137,540

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA		7,603,808

750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	9/14 at 100.00	A		750,353
14,400	Total South Dakota				15,802,183

	Tennessee – 1.0%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA		3,827,260

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
$510	6.000%, 10/01/23	10/18 at 100.00	A+	$596,282
1,500	6.125%, 10/01/28	10/18 at 100.00	A+	1,721,685

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,242,670

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,110,500

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	767,146
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	806,665
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,860,740

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	138,285

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	BBB+	1,583,784

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+	1,116,480

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	2,204,120

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,148,780
21,410	Total Tennessee			23,124,397

	Texas – 10.8%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,697,065

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–	3,871,202

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	2,573,771

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,848,810

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	1,930,249

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,825,986

2,745	Clifton Higher Education Finance Corporation, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,950,793

1,250	Clifton Higher Education Finance Corporation, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,454,838

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,188,893

Nuveen Investments	161

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
$3,500	5.000%, 11/01/24	11/20 at 100.00	A+		$4,078,410
1,500	5.000%, 11/01/25	11/20 at 100.00	A+		1,737,915

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+		21,548

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		1,520,590

5,500	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/32	7/22 at 100.00	BB+		5,378,835

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+		1,102,015

8,575	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3		9,047,309

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A1	(4)	2,526,300

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA–		5,168,300

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	10/14 at 100.00	AA–		5,013,800
6,500	5.250%, 11/15/22 – NPFG Insured	10/14 at 100.00	AA–		6,505,330
7,800	5.250%, 11/15/30 – NPFG Insured	10/14 at 100.00	AA–		7,802,808
2,500	5.375%, 11/15/41 – NPFG Insured	10/14 at 100.00	AA–		2,501,075

3,000	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BB+		3,048,630

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2		2,195,954

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014:
335	5.000%, 9/01/34 (WI/DD, Settling 8/20/14)	No Opt. Call	A2		369,140
1,465	5.000%, 9/01/39 (WI/DD, Settling 8/20/14)	No Opt. Call	A2		1,591,239

1,270	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+		1,427,988

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	AA		2,989,539

5,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–		6,017,554

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB		1,042,270
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB		2,574,200

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA		6,596,513

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	$3,130,950

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	1,318,638

4,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	4,807,485

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (UB) (5)	1/18 at 100.00	A3	2,230,660

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA+	2,279,220
10,880	0.000%, 9/01/45	9/31 at 100.00	AA+	9,823,443

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,517,980

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,279,740

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29 (WI/DD, Settling 8/05/14)	2/24 at 100.00	Baa2	681,121
1,805	5.000%, 2/01/34 (WI/DD, Settling 8/05/14)	2/24 at 100.00	Baa2	1,836,425
385	5.125%, 2/01/39 (WI/DD, Settling 8/05/14)	2/24 at 100.00	Baa2	388,604

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	609,441

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	11,607,098

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,499,240

5,745	San Antonio, Texas, General Obligation Bonds, General Improvement & Refunding Series 2014, 4.000%, 2/01/31 (WI/DD, Settling 8/20/14)	2/24 at 100.00	AAA	6,097,169

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 – AGM Insured	8/17 at 100.00	AA	1,110,620
1,000	5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA	1,106,510

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 – AGM Insured	8/17 at 100.00	AA	1,106,510

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	10,260,518

1,600	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	BBB	1,662,288

940	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	1,014,439

660	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	722,918

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	A3	3,996,850

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	994,235

Nuveen Investments	163

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	$9,286,290

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,696,417

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	1,024,640

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	8,059,753

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 18.206%, 2/01/17 (IF)	No Opt. Call	AAA	2,675,050

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	19,251,198

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,312,272
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	4,117,220

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BB+	849,570

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,043,420

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	543,320
227,660	Total Texas			243,540,121

	Utah – 0.6%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
855	5.600%, 7/15/22	No Opt. Call	BB+	899,768
850	6.300%, 7/15/32	7/22 at 100.00	BB+	902,641

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,047,540

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
445	6.250%, 6/15/28	6/17 at 100.00	N/R	447,857
950	6.500%, 6/15/38	6/17 at 100.00	N/R	956,812

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,344,900

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB–	1,111,710

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BB+	2,445,941
3,520	8.000%, 7/15/41	7/21 at 100.00	BB+	4,066,795
12,140	Total Utah			13,223,964

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Vermont – 0.2%

$1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R		$1,017,300

	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Ba1		1,928,962
1,000	6.250%, 1/01/33	1/21 at 100.00	Ba1		1,058,890
3,815	Total Vermont				4,005,152

	Virgin Islands – 0.1%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3		531,240

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB		2,732,809
2,980	Total Virgin Islands				3,264,049

	Virginia – 1.0%

720	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/14 at 100.00	AA		721,886

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA		1,672,854

2,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–		2,268,560

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–		2,668,280

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–		5,640,193

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		3,771,314
6,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		6,998,619
25,970	Total Virginia				23,741,706

	Washington – 3.0%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A+		6,819,979

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.663%, 6/01/34 (IF) (5)	6/19 at 100.00	AA		1,480,358

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R		2,605,306

	King County, Washington, General Obligation Sewer Bonds, Series 2005:
5,115	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa1	(4)	5,218,835
1,885	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AAA		1,923,266

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+		2,954,032

1,340	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+		1,760,693

Nuveen Investments	165

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$2,500	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A, 4.250%, 12/01/32 (Alternative Minimum Tax)	No Opt. Call	A–		$2,440,400

3,500	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014B, 4.000%, 12/01/34	No Opt. Call	A–		3,425,870

9,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A, 5.000%, 12/01/37	12/23 at 100.00	Baa2		9,249,478

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A		2,152,960

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3		3,829,218

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27	12/21 at 100.00	Baa3		2,993,615
2,435	5.000%, 12/01/42	12/21 at 100.00	Baa3		2,556,726

1,500	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+		1,693,005

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1		677,274

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
2,000	6.250%, 7/01/24	7/19 at 100.00	BBB		2,238,720
2,000	7.000%, 7/01/39	7/19 at 100.00	BBB		2,249,180

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1		3,217,410

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–		1,175,823

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–		2,300,688

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.724%, 7/01/29 – AGM Insured (Pre-refunded 7/01/16) (IF)	7/16 at 100.00	AA+	(4)	4,243,687
61,925	Total Washington				67,206,523

	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R		516,545

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3		1,091,165

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R		1,042,730
2,520	Total West Virginia				2,650,440

	Wisconsin – 3.9%

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AA–		2,780,562

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–		5,564,198

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
$1,610	6.000%, 12/01/32	No Opt. Call	N/R		$1,566,272
5,000	6.250%, 12/01/42	No Opt. Call	N/R		4,901,950

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+		1,728,059

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
390	5.500%, 10/01/22	No Opt. Call	NA		415,011
375	6.000%, 10/01/32	10/22 at 100.00	NA		386,175

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–		2,516,560

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A		1,600,806

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R	(4)	2,005,140

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2		1,342,478

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	10/14 at 100.00	BBB		3,011,010

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+		15,022,335

1,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/27	8/22 at 100.00	BBB+		1,589,428

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–		1,050,560

19,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2		20,398,018

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	A+		7,622,580

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39	2/19 at 100.00	A+		690,676

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,000	5.000%, 7/01/34 (WI/DD, Settling 8/15/14)	7/24 at 100.00	BBB+		2,143,700
1,600	4.350%, 7/01/36 (WI/DD, Settling 8/15/14)	7/21 at 100.00	BBB+		1,566,720

5,185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–		5,336,869

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–		2,594,268

1,765	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1		1,819,627
82,510	Total Wisconsin				87,653,002

	Wyoming – 0.7%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1		2,220,840

Nuveen Investments	167

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming (continued)

$4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31		3/21 at 100.00	A3	$5,007,283

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26		8/19 at 100.00	A1	1,091,660

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27		12/21 at 100.00	BBB	873,976
2,500	6.000%, 12/01/36		12/21 at 100.00	BBB	2,781,325

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40		6/21 at 100.00	BBB	4,190,638
14,450	Total Wyoming				16,165,722
$2,177,394	Total Municipal Bonds (cost $2,044,667,642)				2,218,171,551

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$135	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	5.500%	7/15/19	N/R	$24,277

37	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	3.000%	7/15/55	N/R	4,930
$172	Total Corporate Bonds (cost $11,997)				29,207
	Total Long-Term Investments (cost $2,044,679,639)				2,218,200,758

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	MUNICIPAL BONDS – 0.3%

	California – 0.3%

$6,495	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15		No Opt. Call	N/R	$6,495,000

630	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15		No Opt. Call	N/R	630,000
$7,125	Total Short-Term Investments (cost $7,125,000)				7,125,000
	Total Investments (cost $2,051,804,639) – 98.3%				2,225,325,758
	Floating Rate Obligations – (0.3)%				(6,525,000)
	Other Assets Less Liabilities – 2.0%				46,044,153
	Net Assets – 100%				$2,264,844,911

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

168	Nuveen Investments

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,218,171,551	$—	$2,218,171,551
Corporate Bonds	—	—	29,207	29,207
Short-Term Investments:
Municipal Bonds	—	7,125,000	—	7,125,000
Total	$—	$2,225,296,551	$29,207	$2,225,325,758

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $2,045,145,152.

Gross unrealized appreciation and gross unrealized (depreciation) of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$188,224,795
Depreciation	(14,569,190)
Net unrealized appreciation (depreciation) of investments	$173,655,605

Nuveen Investments	169

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(9)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

170	Nuveen Investments

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.1%

	MUNICIPAL BONDS – 99.1%

	Arizona – 2.6%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$444,249

50	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	52,237

1,110	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20	No Opt. Call	Baa1	1,257,031
1,550	Total Arizona			1,753,517

	California – 7.0%

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	330,230

45	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	46,805

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A1	935,094

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	402,564

545	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A1	647,951

960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B	931,085

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	151,204

15	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 5.000%, 5/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	17,630

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	897,088

585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/22 – NPFG Insured	No Opt. Call	AA–	408,061
4,705	Total California			4,767,712

	Colorado – 8.9%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	658,741

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,154,760

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,109,160

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	428,237

Nuveen Investments	171

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–		$852,690

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R		1,345,100

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3		558,475
5,830	Total Colorado				6,107,163

	Connecticut – 0.3%

185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+		188,295

	District of Columbia – 0.5%

10	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1		11,125

260	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+		298,529
270	Total District of Columbia				309,654

	Florida – 6.8%

215	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AA	(5)	224,456

1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/26 (Alternative Minimum Tax)	5/23 at 100.00	N/R		992,680

500	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/22	No Opt. Call	AA		596,895

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1		1,019,670

450	Miami, Florida, Limited Ad Valorem Tax Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2009, 5.000%, 1/01/19	No Opt. Call	A3		499,644

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/22	No Opt. Call	AA		734,867

500	Saint Lucie County School Board, Florida, Refunding Certificates of Participation, Florida Master Lease Program, Series 2013A, 5.000%, 7/01/24	7/23 at 100.00	Aa3		575,400

30	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+		35,091
4,315	Total Florida				4,678,703

	Georgia – 2.8%

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–		1,011,620

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23, (6)	7/21 at 100.00	NA		171,507
374	5.500%, 7/15/30, (6)	7/21 at 100.00	NA		340,751
410	5.500%, 1/15/36, (6)	7/21 at 100.00	NA		373,973
1,972	Total Georgia				1,897,851

	Illinois – 11.4%

260	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board of Education, Series 1999B, 5.250%, 12/01/18 – FGIC Insured	No Opt. Call	AA–		294,741

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$280	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	$323,691

590	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	697,321

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	366,627

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	382,993

500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB	558,635

740	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	792,444

1,000	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2013, 5.000%, 1/01/21	No Opt. Call	AAA	1,185,430

1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/26 (WI/DD, Settling 8/20/14) – AGM Insured	6/24 at 100.00	AA	1,097,520

690	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	759,097

40	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured	No Opt. Call	AA–	38,452

485	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	557,857

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	761,950
7,245	Total Illinois			7,816,758

	Indiana – 2.5%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	576,855

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	565,612

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	496,414

30	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA	35,685
1,480	Total Indiana			1,674,566

	Iowa – 5.0%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa2	1,349,460

1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	1,053,690

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A, 5.000%, 10/01/23	10/14 at 100.00	BB	997,200
3,125	Total Iowa			3,400,350

	Kansas – 3.5%

600	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/19	No Opt. Call	Baa1	671,832

Nuveen Investments	173

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,025	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	$1,196,903

795	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	554,664
2,420	Total Kansas			2,423,399

	Kentucky – 2.0%

60	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	68,757

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	405,551
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	555,529

175	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	AAA	203,721

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	136,222
1,270	Total Kentucky			1,369,780

	Louisiana – 4.6%

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	202,344

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,169,100

500	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	555,690

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,183,165
2,715	Total Louisiana			3,110,299

	Maine – 0.4%

185	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	Baa1	207,601

85	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	96,894
270	Total Maine			304,495

	Massachusetts – 0.9%

80	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	BBB+	86,169
530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	10/14 at 100.00	N/R	530,567
610	Total Massachusetts			616,736

	Michigan – 6.6%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	101,537

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005, 5.250%, 5/01/26 – AGM Insured	No Opt. Call	AA	1,151,910

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB		$48,493

505	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–		497,571

500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–		509,470

420	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/15 – NPFG Insured	No Opt. Call	AA–		422,318

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
200	5.000%, 10/01/17	No Opt. Call	BBB–		215,566
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA		556,490
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA		211,550

85	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+		90,113

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27	No Opt. Call	AAA		579,520

95	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2		101,758

10	Wayne Charter County, Michigan, General Obligation Bonds, Capital Improvements Series 2008A, 4.500%, 2/01/27 – AGM Insured	2/18 at 100.00	AA		10,261
4,165	Total Michigan				4,496,557

	Minnesota – 0.5%

335	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA		341,844

	Nevada – 0.6%

365	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA		414,713

	New Jersey – 3.7%

440	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B		450,463

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Drew University, Series 2003C, 5.250%, 7/01/20 – FGIC Insured	No Opt. Call	A3		1,155,430

420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A		447,556

175	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3		189,882

50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3	(5)	54,390

210	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	BB		206,697
2,295	Total New Jersey				2,504,418

	New York – 4.7%

395	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–		432,272

240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	AA–		243,566

Nuveen Investments	175

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$370	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 5.000%, 6/01/25	6/22 at 100.00	Aa3		$405,798

500	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R		549,330

60	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA		69,235

30	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/21	No Opt. Call	AA–		35,883

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–		1,485,688
2,845	Total New York				3,221,772

	North Carolina – 2.6%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB		182,861

530	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A, 4.000%, 10/01/18	No Opt. Call	BBB		565,150

100	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured	10/14 at 100.00	AA	(5)	100,919

775	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21	No Opt. Call	AA		928,931
1,565	Total North Carolina				1,777,861

	North Dakota – 0.6%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–		422,964

	Ohio – 4.1%

100	Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds, Refunding Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3		110,987

595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–		498,598

265	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1		309,255

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1		1,163,739

635	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–		715,651
2,595	Total Ohio				2,798,230

	Pennsylvania – 3.9%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB		940,572

645	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+		722,942

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013:
$565	5.000%, 6/01/20	No Opt. Call	BBB	$634,710
170	5.000%, 6/01/21	No Opt. Call	BBB	191,151

145	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	158,979

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	5,786
2,370	Total Pennsylvania			2,654,140

	Rhode Island – 1.5%

895	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2012B, 5.000%, 11/01/22	No Opt. Call	A	1,050,005

	South Carolina – 0.6%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	409,930

	Texas – 3.3%

365	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	Baa3	399,730

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	220,403

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	540,189

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	85,038

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Baa2	515,310

400	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	485,824
2,565	Total Texas			2,246,494

	Utah – 1.7%

25	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	28,946

935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A1	1,109,330
960	Total Utah			1,138,276

	Virginia – 1.0%

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
185	0.000%, 7/01/25	No Opt. Call	BBB–	111,947
690	0.000%, 7/01/26	No Opt. Call	BBB–	392,990

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	198,490
1,060	Total Virginia			703,427

Nuveen Investments	177

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.5%

$1,000	Issaquah School District 411, King County, Washington, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/25 (4)	12/22 at 100.00	Aaa	$1,188,769

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19	No Opt. Call	Baa3	526,890
1,500	Total Washington			1,715,659

	Wisconsin – 2.0%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A–	1,151,527

205	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	241,642
1,220	Total Wisconsin			1,393,169
$63,597	Total Long-Term Investments (cost $67,330,224)			67,708,737
	Other Assets Less Liabilities – 0.9% (7)			595,413
	Net Assets – 100%			$68,304,150

Investments in Derivatives as of July 31, 2014

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Barclays PLC	$3,000,000	Receive	CPURNSA	2.055%	9/05/16	9/02/16	$455
Barclays PLC	5,000,000	Receive	CPURNSA	2.600%	2/06/18	2/05/18	(130,093)
Barclays PLC	4,000,000	Receive	CPURNSA	2.560%	12/31/18	12/28/18	(113,331)
Barclays PLC	3,500,000	Receive	CPURNSA	2.509%	2/11/19	2/08/19	(70,191)
Barclays PLC	4,500,000	Receive	CPURNSA	2.645%	12/30/19	12/28/19	(149,648)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693%	2/03/20	2/01/20	(161,176)
Barclays PLC	5,500,000	Receive	CPURNSA	2.645%	10/01/21	9/30/21	(94,632)
Barclays PLC	8,000,000	Receive	CPURNSA	2.777%	2/21/22	2/19/22	(290,309)
Barclays PLC	6,000,000	Receive	CPURNSA	2.773%	4/04/23	4/03/23	(187,617)
JP Morgan	4,000,000	Receive	CPURNSA	2.600%	4/25/23	4/24/23	(65,124)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.468%	11/15/16	11/14/16	(33,117)
Morgan Stanley	3,750,000	Receive	CPURNSA	2.440%	9/28/17	9/27/17	(39,861)
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595%	11/06/18	11/05/18	(64,747)
Morgan Stanley	6,000,000	Receive	CPURNSA	2.714%	3/01/21	2/27/21	(185,654)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650%	8/08/24	8/07/24	(26,877)
	$68,050,000						$(1,611,922)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

178	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$66,822,506	$886,231	$67,708,737
Investments in Derivatives:
Consumer Price Index Swaps	—	(1,611,922)	—	(1,611,922)
Total	$—	$65,210,584	$886,231	$66,096,815

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	2,174
Purchases at cost	884,056
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$886,230
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of July 31, 2014	$2,174

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $67,315,617.

Gross unrealized appreciation and gross unrealized (depreciation) of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,014,680
Investments in Derivatives	(621,560)
Net unrealized appreciation (depreciation) of investments	$393,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	Fixed Rate Payment is due one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

Nuveen Investments	179

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Alabama – 0.5%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,157,470
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,351,006

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,642,284
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	3,047,645

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,235,576

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,260,780

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,671,781

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,717,380
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,487,240
20,075	Total Alabama			21,571,162

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,413,940

400	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 4.375%, 6/01/15 – ACA Insured	No Opt. Call	N/R	400,140

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/14 at 100.00	B2	4,635,300
9,400	Total Alaska			8,449,380

	Arizona – 3.4%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,497,351

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,405,416
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,895,262

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,386,965
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,876,359
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,363,597

150	Arizona State Game and Fish Department and Commission, Beneficial Interest Certificates in Lease Purchase Agreement, AGF Administration Building Project, Series 2006, 4.500%, 7/01/15	No Opt. Call	A3	155,291

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA		$2,193,383

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA		5,605
40	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA		45,823
5,120	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA		5,954,355
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA		5,879,636
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA		7,037,424
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA		8,527,875

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3		1,081,220
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3		1,169,942

6,000	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA		6,875,100

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	A–		2,904,332

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–		2,191,340

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+		1,515,446

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1		607,290

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1	(4)	320,279
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1	(4)	314,850

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A:
1,875	3.375%, 7/01/32	7/24 at 100.00	AA–		1,836,806
1,940	3.500%, 7/01/33	7/24 at 100.00	AA–		1,906,748

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+		4,067,534

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
850	5.000%, 6/01/21	No Opt. Call	A+		1,005,550
375	5.000%, 6/01/22	No Opt. Call	A+		444,784
500	5.000%, 6/01/23	No Opt. Call	A+		593,250

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,000	5.000%, 7/01/22	7/20 at 100.00	A+		2,320,500
10,370	5.000%, 7/01/40	7/20 at 100.00	A+		10,886,115

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	Baa1		2,659,487

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	Baa1		1,216,212

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2		1,090,270
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2		1,082,750

Nuveen Investments	181

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA	$3,052,344

625	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	772,881

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,471,420

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 3284, 13.756%, 6/01/19 (IF)	No Opt. Call	Aa1	6,152,438

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,087,520

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B., 5.375%, 7/01/28	7/19 at 100.00	Aa2	1,557,225
136,180	Total Arizona			152,407,975

	Arkansas – 1.1%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,103,010

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA	1,579,072

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA	7,364,976
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA	7,271,045

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA–	1,369,776
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA–	1,120,810

4,495	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	4,547,187

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	597,010
800	5.000%, 7/01/23	No Opt. Call	A+	947,736
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,880,673
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,703,087
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,206,829
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,131,460
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,098,016
3,900	4.000%, 7/01/41	7/24 at 100.00	A+	3,870,009

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	615,888
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,204,783
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,257,735
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,314,708

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	1,117,490

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,050,650

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,017,720

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arkansas (continued)
$1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1		$1,183,524
46,805	Total Arkansas				50,553,194

	California – 6.9%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	A–	(4)	1,716,647

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–		1,798,717

2,005	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+		2,003,276

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
2,185	5.000%, 10/01/22	No Opt. Call	A		2,619,203
1,860	5.000%, 10/01/23	No Opt. Call	A		2,234,120
5,000	5.000%, 10/01/24	10/23 at 100.00	A		5,885,900

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+		995,376

1,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA		1,436,788

7,715	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	Aa2		8,675,209

1,000	California Educational Facilities Authority, Revenue Bonds, Lutheran University, Series 2004C, 5.000%, 10/01/24	10/14 at 100.00	Baa1		1,003,400

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1		7,767,795

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A		568,930

3,255	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A		3,385,591

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A		3,636,212

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA		1,233,293

1,440	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA		1,467,720

5,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2014A, 4.000%, 8/15/34	8/24 at 100.00	AA		5,080,650

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3		2,645,530

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3		1,596,126

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A1		5,823,800

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,040	5.000%, 7/01/20	7/19 at 100.00	AA		2,412,769
6,000	5.250%, 7/01/21	7/19 at 100.00	AA		7,137,900

Nuveen Investments	183

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	California State, General Obligation Bonds, Series 2007:
$505	5.000%, 8/01/19	2/17 at 100.00	Aa3		$559,858
1,000	5.000%, 12/01/23	12/17 at 100.00	Aa3		1,137,690

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	10/14 at 100.00	Aa3		15,060

700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/30	3/15 at 100.00	A		705,383

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	A	(4)	1,177,910

1,085	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	B–		1,031,130

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–		10,602,000

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	10/14 at 100.00	BBB+		1,121,512

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–		3,567,892
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–		1,625,019

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–		1,832,724
1,530	5.000%, 1/01/23	No Opt. Call	BBB–		1,676,161
1,635	5.000%, 1/01/24	No Opt. Call	BBB–		1,775,152
1,325	5.000%, 1/01/25	No Opt. Call	BBB–		1,431,636

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23	8/18 at 100.00	Aa2		574,550
2,025	5.000%, 8/01/24	8/18 at 100.00	Aa2		2,295,459

2,500	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/27	6/24 at 100.00	AAA		3,030,700

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA		2,234,589

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,770	5.000%, 6/01/17	No Opt. Call	Aa1		8,460,365
11,980	4.500%, 6/01/27	6/17 at 100.00	B		10,668,070

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1		786,604

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R		1,080,260
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R		1,087,471
465	5.000%, 9/01/34	No Opt. Call	N/R		496,360

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA		6,685,213

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2		$1,155,683

3,105	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R		3,261,337

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
660	5.000%, 7/01/24	1/24 at 100.00	AA–		806,969
1,005	5.000%, 7/01/25	1/24 at 100.00	AA–		1,222,643
5,000	5.000%, 7/01/43	1/24 at 100.00	AA–		5,578,000

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
490	5.000%, 7/01/19	No Opt. Call	AA		580,567
1,750	5.000%, 7/01/20	No Opt. Call	AA		2,103,798

405	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34 (Pre-refunded 6/01/15)	6/15 at 100.00	Aa2	(4)	421,439

1,140	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34	No Opt. Call	AA+		1,178,122

23,900	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2014E, 5.000%, 7/01/22 (WI/DD, Settling 8/29/14)	No Opt. Call	AAA		29,332,231

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA		2,405,503
2,145	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA		2,324,236
2,000	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA		2,167,120

1,475	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28	2/28 at 100.00	AA		1,122,549

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A		12,317,100

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A		12,317,100

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+		1,964,680

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB+		1,133,570

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/14 at 100.00	A1		6,006,720

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+		6,594,880

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA		1,504,871
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA		1,641,097
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA		3,035,114

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA		7,071,050

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–		2,849,640
1,120	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–		1,255,005

Nuveen Investments	185

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2		$2,222,872

2,900	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/24	No Opt. Call	AA		3,501,837

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–		726,418
2,000	0.000%, 10/01/36	No Opt. Call	A–		609,900

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A		5,363,000

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2	(4)	1,224,600

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB		596,591

425	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2014, 5.000%, 3/01/24	No Opt. Call	AA		524,289

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB		2,911,630

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	AA+		976,670

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–		2,677,230

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA–	(4)	2,845,269

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–		1,144,260

2,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/16 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 95.72	AA	(4)	1,911,720

	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+		2,735,549
2,630	5.000%, 2/01/29	2/20 at 100.00	A+		2,856,653
2,765	5.000%, 2/01/30	2/20 at 100.00	A+		2,987,389

	South Bayside Waste Management Authority, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A–		2,790,550
1,200	6.250%, 9/01/29	9/19 at 100.00	A–		1,371,924

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa1		1,357,519
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa1		1,614,295
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa1		1,814,223
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa1		1,447,653
500	6.500%, 8/01/26	8/19 at 100.00	Baa1		573,320

2,580	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	AA		2,879,796

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A		1,112,034

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–		$1,529,788

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA		2,595,630

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3		3,232,775

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–		1,074,829
297,120	Total California				307,344,957

	Colorado – 2.9%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	(4)	1,339,920

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	AA–		5,261,797

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A		183,019

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA		1,139,590

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A+		18,093,596

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA		785,414

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A+		1,700,910

620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.250%, 1/01/15	No Opt. Call	N/R		626,008

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	A–		340,427

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB		1,525,020

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+		7,000,322

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+	(4)	9,072,000

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16	12/15 at 100.00	BBB+		521,895

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,073,610
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,059,680

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	Baa2		1,286,400

640	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/16	10/14 at 100.00	A3		642,170

Nuveen Investments	187

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$1,500	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23	11/18 at 100.00	Aa2		$1,729,230

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–		1,548,480

6,050	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA–		6,653,064

4,025	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	AA–	(4)	4,450,080

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+		12,073,930

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
6,600	4.000%, 12/01/21	No Opt. Call	AA+		7,486,710
6,445	4.000%, 12/01/22	No Opt. Call	AA+		7,302,249

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–		5,234,250

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–		3,080,300

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–		1,662,195

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,520	5.000%, 12/15/20	No Opt. Call	Aa2		1,814,044
2,215	5.000%, 12/15/21	No Opt. Call	Aa2		2,663,848
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2		1,814,595

255	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB		261,105

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	10/14 at 100.00	BBB–		2,210,796

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R		1,006,020

2,250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.250%, 6/15/15 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	2,348,663

725	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA		804,453

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R		1,436,567
500	5.000%, 12/01/20	No Opt. Call	N/R		536,990

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2		1,208,970

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 – AGC Insured	12/18 at 100.00	AA		1,453,936

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3		1,080,953

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A		2,420,103

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)
$2,030	4.000%, 12/01/24	12/20 at 100.00	A	$2,202,509

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,096,420

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	1,398,050
126,730	Total Colorado			128,630,288

	Connecticut – 0.1%

3,470	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/15 at 100.00	A–	3,475,934

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB–	985,300
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB–	4,037,786
4,995	Total Delaware			5,023,086

	District of Columbia – 0.7%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BBB–	3,959,385

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,185	6.250%, 5/15/24	11/14 at 100.00	A1	3,185,510
2,980	6.500%, 5/15/33	No Opt. Call	Baa1	3,315,190

10,165	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+	12,015,538

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	AA–	497,074
1,715	6.500%, 10/01/23	10/19 at 100.00	AA–	1,974,291
825	6.500%, 10/01/24	10/19 at 100.00	AA–	944,147

3,665	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,154,278
26,835	Total District of Columbia			30,045,413

	Florida – 6.0%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,500	6.000%, 6/01/16	No Opt. Call	A+	1,651,665
2,025	5.500%, 6/01/17	No Opt. Call	A+	2,294,649

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
150	5.000%, 6/01/15	No Opt. Call	A+	156,044
3,250	5.000%, 6/01/18	No Opt. Call	A+	3,713,255
275	5.000%, 6/01/19	No Opt. Call	A+	318,986

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
140	5.250%, 6/01/17	No Opt. Call	A+	157,662
175	4.250%, 6/01/17	No Opt. Call	A+	192,180
555	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	606,587

Nuveen Investments	189

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$980	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.250%, 8/15/23	10/14 at 100.00	Caa3	$980,010

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/15 at 100.00	A1	2,268,328

1,860	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Series 2013, 6.000%, 11/01/33	11/23 at 100.00	BBB–	2,019,514

810	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 0.000%, 7/01/22	No Opt. Call	A	816,010

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,740	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	13,100,542
32,990	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	AA–	36,668,385

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/16	No Opt. Call	A+	92,061
85	5.000%, 6/01/18	No Opt. Call	A+	97,116
480	5.000%, 6/01/19	No Opt. Call	A+	556,776
4,545	5.000%, 6/01/20	No Opt. Call	A+	5,287,562

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,276,408

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,673,108

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/15 at 100.00	AA+	1,575,480

2,385	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	2,434,059

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	Aa2	2,161,620

	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012:
2,240	5.000%, 10/01/20	No Opt. Call	AA	2,660,851
2,385	5.000%, 10/01/21	No Opt. Call	AA	2,839,390
4,605	5.000%, 10/01/27	No Opt. Call	AA	5,309,887

	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2013C:
4,275	5.250%, 10/01/27	10/23 at 100.00	AA	4,976,442
5,575	5.250%, 10/01/28	10/23 at 100.00	AA	6,440,575
5,780	5.250%, 10/01/29	10/23 at 100.00	AA	6,647,751
8,085	5.250%, 10/01/30	10/23 at 100.00	AA	9,243,904

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/23	No Opt. Call	AA	2,389,640
1,920	5.000%, 10/01/24	No Opt. Call	AA	2,253,158

2,520	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–	2,700,583

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,080,678
3,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A	3,505,290
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,844,600

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	$6,731,495

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	AA–	5,149,600

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	AA–	1,664,208
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,252,014
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,498,797

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+	5,445,100

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,608,000

2,100	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	A–	2,268,189

3,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	3,554,224

2,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/25	No Opt. Call	AA	2,470,200

3,015	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012, 5.000%, 7/01/20	No Opt. Call	A	3,570,001

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	5,046,341

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,616,500

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	11,139,656

23,175	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	25,723,787

	Tallahassee, Florida, Capital Improvement Revenue Bonds, Series 2014:
2,880	5.000%, 10/01/32	10/22 at 100.00	Aa2	3,257,597
3,025	5.000%, 10/01/33	10/22 at 100.00	Aa2	3,405,364

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+	6,140,641

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
570	5.000%, 9/01/22	No Opt. Call	A+	668,154
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,997,254
1,220	3.125%, 9/01/24	9/22 at 100.00	A+	1,216,133
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,428,525
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,681,275
1,910	5.000%, 9/01/28	No Opt. Call	A+	2,123,634
5,500	4.000%, 9/01/33	No Opt. Call	A+	5,501,705

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	382,127
239,935	Total Florida			265,531,277

Nuveen Investments	191

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.4%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
$2,010	5.000%, 1/01/23	No Opt. Call	Aa3	$2,353,409
1,500	5.000%, 1/01/28	No Opt. Call	Aa3	1,691,220

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,000	5.000%, 1/01/27	1/24 at 100.00	A+	12,768,360
4,250	5.000%, 1/01/29	1/24 at 100.00	A+	4,862,043
6,750	5.000%, 1/01/30	1/24 at 100.00	A+	7,686,765

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,163,680

2,165	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,547,967

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,266,960
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,796,219
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,272,681
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,072,666

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BB–	1,007,470

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,343,950

265	Fayette County School District, Georgia, General Obligation Bonds, Deferred Interest Series 2005, 4.250%, 3/01/15 – AGM Insured	No Opt. Call	AA+	271,294

2,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	2,166,540

2,770	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,299,790
56,835	Total Georgia			64,571,014

	Guam – 0.1%

4,060	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,456,946

	Hawaii – 0.1%

5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A2	5,391,750

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A2	1,126,670
6,025	Total Hawaii			6,518,420

	Idaho – 0.4%

3,050	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	Aa2	3,582,317

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
2,455	5.000%, 8/15/20	No Opt. Call	Aaa	2,944,306

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Idaho (continued)
$2,595	5.000%, 8/15/21	No Opt. Call	Aaa		$3,139,197
2,710	5.000%, 8/15/22	No Opt. Call	Aaa		3,301,837

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+		477,981
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+		1,342,549

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA		1,104,750
13,560	Total Idaho				15,892,937

	Illinois – 9.4%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2		2,000,522

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	Aa3		1,311,632
2,550	0.000%, 1/01/31	7/23 at 68.94	Aa3		1,124,499
2,750	0.000%, 1/01/32	7/23 at 65.28	Aa3		1,149,830
4,000	0.000%, 1/01/33	7/23 at 61.69	Aa3		1,573,520

13,235	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA		14,266,404

5,545	Chicago Park District, Illinois, General Obligation Bonds, Refunding Series 2005B, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA+		5,648,581

2,300	Chicago Park District, Illinois, General Obligation Bonds, Series 2010A, 4.500%, 1/01/23	7/20 at 100.00	AA+		2,515,073

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA		4,000,125
3,235	5.250%, 12/01/26	12/21 at 100.00	AA		3,638,631

7,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/15 – FGIC Insured	No Opt. Call	AA–		6,982,080

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	AA–		2,121,980

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA		1,707,735

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+		1,576,436

3,465	Cook County High School District 205 Thornton Township, Illlinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA		3,969,677

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA		1,094,360

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	AA–		2,220,098

1,175	Cook County School District 88, Bellwood, Illinois, Genral Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	12/14 at 100.00	A2		1,192,954

500	Cook County School District 88, Bellwood, Illinois, Genral Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2	(4)	508,125

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA		3,011,060

Nuveen Investments	193

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)
$2,770	5.000%, 11/15/21	No Opt. Call	AA		$3,222,009
2,400	5.000%, 11/15/22	No Opt. Call	AA		2,803,320

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aa1	(4)	1,054,470

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3		1,810,524
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3		2,455,047
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3		2,967,750

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,685	5.000%, 12/01/21	No Opt. Call	AA–		2,012,918
3,335	5.000%, 12/01/22	No Opt. Call	AA–		4,005,302
4,085	5.000%, 1/01/33	1/23 at 100.00	AA–		4,511,025

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–		12,132,560
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–		6,602,700

2,750	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	Aa3		2,575,320

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–		1,079,730
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	AA–		524,010

1,525	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	No Opt. Call	Aa3		1,621,838

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BBB		4,357,680

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB		14,534,428

1,320	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB		1,362,161

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A		1,296,168
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A		1,379,558
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A		535,735

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–		1,031,420

465	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BB–		471,129

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3		1,074,940

4,220	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A		5,082,737

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–		2,140,220

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$9,800	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3		$10,346,448

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	BBB		517,875
3,600	5.400%, 4/01/27	4/17 at 100.00	BBB		3,697,344

2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24	11/18 at 100.00	A+		2,352,760

1,500	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29	5/19 at 100.00	A+		1,713,210

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+		5,726,050

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA		2,218,140

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50, (6), (7)	10/14 at 100.00	N/R		6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (6)	10/14 at 100.00	N/R		7
700	5.500%, 5/15/18 (7)	10/14 at 100.00	N/R		7

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+		3,576,304

115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1983 (Mercy Hospital and Medical Center), Chicago, Illinois, 10.000%, 1/01/15 (ETM)	No Opt. Call	N/R	(4)	119,298

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/14 at 100.00	AA–		7,423,857

1,620	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.100%, 6/15/16 – AMBAC Insured	6/15 at 101.00	A		1,695,524

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,900	5.000%, 12/15/17	12/16 at 100.00	AA+		3,204,036
2,500	5.000%, 6/15/18	12/16 at 100.00	AA+		2,761,800

9,955	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/23	No Opt. Call	A–		10,837,511

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	A–		4,353,920
3,000	5.000%, 2/01/24	No Opt. Call	A–		3,242,760
4,630	5.000%, 2/01/25	2/24 at 100.00	A–		4,970,212
4,675	5.000%, 2/01/26	2/24 at 100.00	A–		4,977,099
6,000	5.000%, 2/01/27	2/24 at 100.00	A–		6,344,280

555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–		586,996

	Illinois State, General Obligation Bonds, Refunding Series 2010:
550	5.000%, 1/01/16	No Opt. Call	A–		581,708
520	5.000%, 1/01/17	No Opt. Call	A–		564,132
1,785	5.000%, 1/01/18	No Opt. Call	A–		1,971,872
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA		6,781,833
5,000	5.000%, 1/01/19	No Opt. Call	A–		5,562,700

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	A–		8,590,410
6,340	5.000%, 8/01/21	No Opt. Call	A–		6,974,888

Nuveen Investments	195

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)
$15,265	5.000%, 8/01/22	No Opt. Call	A–	$16,724,334
2,730	5.000%, 8/01/23	No Opt. Call	A–	2,972,697
270	5.000%, 8/01/25	8/22 at 100.00	A–	286,621

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	10/14 at 100.00	A–	2,599,972
805	5.000%, 3/01/22	10/14 at 100.00	A–	807,777

	Illinois State, General Obligation Bonds, Series 2006A:
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,179,017
10,000	5.000%, 6/01/18	No Opt. Call	A–	11,104,600
350	5.000%, 6/01/22	No Opt. Call	A–	373,604
20	5.000%, 6/01/26	12/16 at 100.00	A–	20,993

1,120	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A–	1,159,738

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	1,018,980

	Illinois State, General Obligation Bonds, Series 2012A:
7,790	4.000%, 1/01/20	No Opt. Call	A–	8,230,525
12,110	4.000%, 1/01/22	No Opt. Call	A–	12,442,420

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,640,328
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	3,026,644
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,089,620

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	12,158,859
1,000	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,449,360
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,947,686

3,270	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – FGIC Insured	1/18 at 100.00	AA–	3,680,974

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	1,846,299

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	BBB	564,505
1,000	5.100%, 12/01/28	12/18 at 100.00	BBB	1,112,070

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA	1,124,440

1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012B, 5.000%, 12/15/22	No Opt. Call	AAA	1,651,530

2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A+	1,568,547

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	328,011
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	301,711

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	8,946,164
11,125	5.500%, 6/01/23	6/21 at 100.00	A–	12,960,403

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
$1,000	4.500%, 10/01/20	10/19 at 100.00	AA		$1,123,800
1,100	5.000%, 10/01/22	10/19 at 100.00	AA		1,232,198

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2		1,627,030

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2	(4)	1,300,715

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA		1,124,300

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–		2,028,140

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	AA–		1,088,040

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+		3,516,590
2,830	4.000%, 11/01/22	No Opt. Call	A+		3,091,917

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Aa3		2,836,365

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA		3,667,870

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA		604,566
1,005	5.750%, 6/01/25	6/18 at 100.00	AA		1,126,846
335	5.750%, 6/01/26	6/18 at 100.00	AA		375,615

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R	(4)	383,783
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R	(4)	100,374

9,360	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB		10,440,986

	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–		2,747,983
3,340	0.000%, 2/01/26	No Opt. Call	AA–		2,114,287
397,340	Total Illinois				419,800,842

	Indiana – 2.2%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/17 at 100.00	BB+		733,402

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	A		1,090,420

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA		596,295

Nuveen Investments	197

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue, Refunding Series 2014B:
$500	5.000%, 7/01/17	No Opt. Call	AA	$562,815
500	4.000%, 1/01/18	No Opt. Call	AA	552,125
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,118,030
435	5.000%, 1/01/20	No Opt. Call	AA	511,316
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,183,470
500	5.000%, 1/01/21	No Opt. Call	AA	591,385

5,550	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	5,989,338

6,275	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,645,037

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,203,279

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
760	5.000%, 10/01/21	No Opt. Call	AA	904,795
675	5.000%, 10/01/22	No Opt. Call	AA	805,808
600	5.000%, 10/01/23	No Opt. Call	AA	717,432
600	5.000%, 10/01/24	No Opt. Call	AA	721,212
1,200	5.000%, 10/01/25	10/24 at 100.00	AA	1,426,284
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,009,336

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A	8,058,480

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006A:
4,925	5.000%, 2/15/36	2/16 at 100.00	AA–	5,014,684
540	5.250%, 2/15/40	2/16 at 100.00	AA–	551,102

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/14 at 100.00	BBB	3,004,230

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,081,128
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,792,950

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,354,148

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	5,939,000

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	571,955
720	5.000%, 10/01/28	10/24 at 100.00	A	815,969
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,125,980
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,515,326
1,065	5.000%, 10/01/33	10/24 at 100.00	A	1,172,363

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,416,004

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$1,675	5.000%, 4/01/21	No Opt. Call	Baa1		$1,896,854
940	5.000%, 4/01/22	No Opt. Call	Baa1		1,058,628
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa1		2,215,896

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R		516,750
500	4.000%, 8/01/17	No Opt. Call	N/R		518,070
500	4.250%, 2/01/18	No Opt. Call	N/R		520,725
500	4.250%, 8/01/18	No Opt. Call	N/R		521,375
500	4.500%, 2/01/19	No Opt. Call	N/R		523,540
500	4.500%, 8/01/19	No Opt. Call	N/R		523,290
500	4.750%, 2/01/20	No Opt. Call	N/R		526,600
500	4.750%, 8/01/20	No Opt. Call	N/R		525,885
250	4.750%, 2/01/21	No Opt. Call	N/R		259,898
500	4.750%, 8/01/21	No Opt. Call	N/R		518,195
500	5.000%, 2/01/22	No Opt. Call	N/R		524,130
500	5.000%, 8/01/22	2/22 at 100.00	N/R		520,885
500	5.000%, 8/01/23	2/22 at 100.00	N/R		515,610
500	5.000%, 2/01/24	2/22 at 100.00	N/R		511,765

1,250	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+		1,359,450

1,370	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/14 at 100.00	N/R	(4)	1,668,455

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	2/15 at 100.00	N/R		429,512

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R		473,184
230	5.550%, 5/15/19	10/14 at 100.00	N/R		230,306

	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,000	5.000%, 2/01/25	8/24 at 100.00	A		1,165,790
1,000	5.000%, 2/01/26	8/24 at 100.00	A		1,149,140
1,805	5.000%, 2/01/27	8/24 at 100.00	A		2,062,880
1,750	5.000%, 2/01/29	8/24 at 100.00	A		1,962,818
2,700	5.000%, 2/01/31	8/24 at 100.00	A		2,999,511
94,145	Total Indiana				98,474,240

	Iowa – 1.6%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2		1,091,720
2,000	5.250%, 6/15/26	6/20 at 100.00	A2		2,172,900
3,135	5.250%, 6/15/27	6/20 at 100.00	A2		3,389,217
2,000	5.375%, 6/15/28	6/20 at 100.00	A2		2,167,580
2,035	5.500%, 6/15/29	6/20 at 100.00	A2		2,212,106
1,000	5.500%, 6/15/30	No Opt. Call	A2		1,083,750

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA		2,057,487

Nuveen Investments	199

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)
$1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	$2,109,675
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,683,582
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	1,100,900

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	10,976,100

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
4,460	5.250%, 7/01/15	No Opt. Call	BB+	4,582,293
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,105,720
820	5.000%, 7/01/19	7/16 at 100.00	BB+	848,060

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,790,449
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,669,840

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	9,103,882

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,277,238

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A:
925	4.700%, 10/01/16	10/14 at 100.00	BB	925,675
1,100	4.750%, 10/01/17	10/14 at 100.00	BB	1,100,638
1,155	4.800%, 10/01/18	10/14 at 100.00	BB	1,155,474

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,251,820
65,235	Total Iowa			70,856,106

	Kansas – 1.5%

16,455	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	16,567,223

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,068,200

2,050	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Refunding Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	2,285,381

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,474,379

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	Aa2	2,556,070

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	Aa2	3,485,579

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA	2,040,495

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,072,480

	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A:
765	5.750%, 11/15/14	No Opt. Call	N/R	772,987
820	5.750%, 11/15/15	No Opt. Call	N/R	854,202

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kansas (continued)

$70	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa		$71,038

10,050	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	(4)	12,205,022

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,000	5.000%, 9/01/21	No Opt. Call	A+		1,181,140
660	5.000%, 9/01/22	No Opt. Call	A+		781,565
1,500	5.000%, 9/01/23	No Opt. Call	A+		1,774,230

12,865	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A-		8,975,782
65,865	Total Kansas				66,165,773

	Kentucky – 1.9%

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+		2,733,882

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA		8,724,687

4,735	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3		5,270,102

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3		23,914,296

460	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2006, 4.500%, 8/01/24 – AMBAC Insured	8/16 at 100.00	Aa3		493,129

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3		7,821,870

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3		1,219,580

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+		1,527,214
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+		3,725,949

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A+		4,468,664

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1		10,382,172

1,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1		2,021,946

	University of Kentucky, General Receipts Bonds, Series 2014A:
2,265	5.000%, 4/01/17	No Opt. Call	Aa2		2,533,380
2,380	5.000%, 4/01/18	No Opt. Call	Aa2		2,734,906
3,580	5.000%, 4/01/20	No Opt. Call	Aa2		4,243,231

Nuveen Investments	201

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	University of Kentucky, General Receipts Bonds, Series 2014B:
$1,435	5.000%, 4/01/17	No Opt. Call	Aa2	$1,605,033
1,665	5.000%, 4/01/20	No Opt. Call	Aa2	1,975,456
77,175	Total Kentucky			85,395,497

	Louisiana – 2.8%

425	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	488,193

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
12,280	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,765,060
1,330	5.000%, 6/01/17 – AMBAC Insured	6/16 at 100.00	A–	1,429,883
40	5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	42,844
155	5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	165,701

180	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23	6/18 at 100.00	AA	208,872

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 – AGC Insured	6/18 at 100.00	AA	5,834

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,275	5.000%, 2/01/28	2/24 at 100.00	AA–	2,621,278
1,525	5.000%, 2/01/29	2/24 at 100.00	AA–	1,743,639
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,262,280

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (5)	12/17 at 100.00	N/R	1,299,700
320	6.000%, 12/15/37	12/14 at 100.00	N/R	177,936

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	16,682

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1	2,141,764
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,530,851

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,164,500
2,750	5.000%, 7/01/29	7/23 at 100.00	A	3,035,835
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,463,900
3,835	5.000%, 7/01/32	7/23 at 100.00	A	4,196,871

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,765	5.250%, 5/01/18 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,870,982
5,500	5.000%, 5/01/24 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	5,700,475
7,265	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	7,529,809

22,115	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa2	26,018,076

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	AA–	1,308,132

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)
$5,070	5.000%, 9/01/31	9/23 at 100.00	AA–	$5,617,712
4,000	5.000%, 9/01/32	9/23 at 100.00	AA–	4,412,560

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A3	4,750,857
3,940	5.000%, 12/01/20	No Opt. Call	A3	4,524,420
5,400	5.000%, 12/01/21	No Opt. Call	A3	6,189,750

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,100	5.000%, 6/01/20	No Opt. Call	A	1,276,814
100	5.000%, 6/01/24	No Opt. Call	A	116,171
500	5.000%, 6/01/25	6/24 at 100.00	A	568,055
500	5.000%, 6/01/26	6/24 at 100.00	A	563,330
500	5.000%, 6/01/27	6/24 at 100.00	A	560,160
330	5.000%, 6/01/28	6/24 at 100.00	A	366,660
570	5.000%, 6/01/29	6/24 at 100.00	A	629,354

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	529,710

5,000	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,308,550
112,780	Total Louisiana			123,603,200

	Maine – 0.2%

320	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23	No Opt. Call	Baa1	312,275

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,103,670
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,218,484

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	681,912

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	122,185

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	544,680
225	4.000%, 7/01/20	No Opt. Call	BBB+	244,746
290	5.000%, 7/01/22	No Opt. Call	BBB+	332,250
6,925	Total Maine			7,560,202

	Maryland – 0.4%

5,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012, 5.000%, 8/01/21	No Opt. Call	AAA	6,071,450

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	599,670
1,210	5.000%, 7/01/22	No Opt. Call	AA	1,460,809
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,187,370
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,022,294

160	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/15 at 100.00	Aa2	160,541

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	266,320

Nuveen Investments	203

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	$2,199,440

1,990	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B, 5.250%, 8/15/16	No Opt. Call	AAA	2,190,313

700	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.000%, 11/01/15	No Opt. Call	BBB+	723,863
14,525	Total Maryland			16,882,070

	Massachusetts – 2.3%

15,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Series 2014A, 3.625%, 11/01/44	No Opt. Call	AA+	14,527,200

2,680	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	3,174,567

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	12,087,300

500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Series 2014A, 5.000%, 7/01/22	No Opt. Call	AAA	608,515

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,611,225

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,355	5.000%, 10/01/17	No Opt. Call	N/R	1,450,636
515	5.000%, 10/01/18	10/17 at 100.00	N/R	545,555
450	5.250%, 10/01/37	10/14 at 101.00	BB–	450,162

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	984,796
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,884,332
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,846,481

980	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	1,044,337

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA	2,092,420

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	554,295
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,871,368

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,508,350

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
330	5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	330,165
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	140,150
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/14 at 100.00	N/R	50,054
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	1,466,568

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA+	10,136,400

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (4)	$10,159,500

27,360	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	30,636,907

1,400	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	1,514,016
97,205	Total Massachusetts			104,675,299

	Michigan – 4.6%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	AA	865,643

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	1,837,412
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,484,583
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,478,621

7,100	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BB+	6,915,258

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured, (5)	10/14 at 100.00	Caa3	7,713,170

9,995	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.300%, 7/01/32 (9)	1/15 at 100.00	AA–	7,247,659

9,295	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA	9,350,770

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	7,113,309

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,962,670

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,535	5.000%, 6/01/17	No Opt. Call	A+	1,687,794
800	4.000%, 6/01/17	No Opt. Call	A+	854,032
2,220	5.000%, 6/01/18	No Opt. Call	A+	2,483,403
1,900	5.000%, 6/01/19	No Opt. Call	A+	2,150,686

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
15,250	5.000%, 7/01/21	7/18 at 100.00	AAA	17,447,373
17,575	5.000%, 7/01/22	7/16 at 100.00	AAA	19,078,014
11,090	5.000%, 1/01/23	1/16 at 100.00	AAA	11,779,687
5,645	5.000%, 7/01/23	10/14 at 100.00	AAA	5,667,580

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	4,025,157

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,284,730

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	2,201,100
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,840,181

Nuveen Investments	205

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	$1,951,843

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,562,950

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	6,035,801

6,930	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	7,208,240

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,818,320

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB	1,353,152
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB	1,418,817

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa2	5,575,265

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	10/14 at 100.00	N/R (4)	1,407,575

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,139,250
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,244,140
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,853,654
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,188,018
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,537,300
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,506,216

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa2	5,755,214
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2	5,680,036
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2	4,439,322

1,415	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB–	1,467,567

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,766,240

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 – AGM Insured	5/18 at 100.00	AA	1,467,401
198,795	Total Michigan			206,845,153

	Minnesota – 0.8%

1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	1,663,061

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,901,520

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	566,410

2,115	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	2,483,116

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
$2,650	5.000%, 8/01/18	No Opt. Call	BBB+	$2,890,461
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB+	1,288,633

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,310,848
815	5.500%, 5/01/21	5/17 at 100.00	N/R	847,584

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
4,280	5.000%, 6/01/22	No Opt. Call	AA	5,163,349
4,675	5.000%, 6/01/23	No Opt. Call	AA	5,674,235
2,625	5.000%, 6/01/24	6/23 at 100.00	AA	3,160,054

1,325	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA	1,352,070

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	445,583

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	715,735

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A	1,056,980

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,122,710

300	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005, 5.000%, 2/01/15	No Opt. Call	N/R	305,433

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	487,008

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BBB–	2,785,825
31,300	Total Minnesota			35,220,615

	Mississippi – 0.5%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/14 at 100.00	BBB	8,665,283

1,440	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/16	No Opt. Call	BBB+	1,551,859

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA+	10,479,519
18,960	Total Mississippi			20,696,661

	Missouri – 2.0%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BBB+	1,324,307
3,030	5.000%, 6/01/20	6/17 at 100.00	BBB+	3,172,077

8,090	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2012A, 5.000%, 11/01/19	No Opt. Call	AA+	9,566,991

Nuveen Investments	207

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
$1,000	3.000%, 12/30/24	12/23 at 100.00	A+	$1,024,380
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,062,920

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,066,270

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,491,238
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,583,448

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,229,075

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA	571,029

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–	2,135,740

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2	1,222,163

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,506,092

3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	2,972,430

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,436,343

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	473,022

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B:
850	4.350%, 2/01/15	No Opt. Call	BBB+	865,139
930	4.375%, 2/01/16	No Opt. Call	BBB+	978,044

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 – AMBAC Insured	1/17 at 100.00	A	4,752,868

1,000	Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Plum Point Project, Series 2006, 4.200%, 1/01/18 – NPFG Insured	1/16 at 100.00	AA–	1,031,490

730	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	10/14 at 100.00	N/R	730,256

5,830	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	6,436,903

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	500,480

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	13,074,695
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	20,353,622

1,200	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,311,168
79,395	Total Missouri			87,872,190

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Montana – 0.1%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
$950	5.750%, 5/15/16	No Opt. Call	N/R	$1,007,684
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,720,342

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,772,600
5,125	Total Montana			5,500,626

	Nebraska – 0.7%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA–	1,230,909

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008, 5.750%, 11/01/28	11/18 at 100.00	BBB+	639,660

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	734,619
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	2,003,649
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,370,501

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA–	810,852
1,000	5.125%, 1/01/23	1/20 at 100.00	AA–	1,095,010

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1	2,089,740

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	6,309,102

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
3,380	5.000%, 9/01/25	9/22 at 100.00	AA	3,976,401
3,215	5.000%, 9/01/26	9/22 at 100.00	AA	3,749,944

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,718,548
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,743,030
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,094,229

	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014:
725	5.000%, 12/01/21	No Opt. Call	Aa2	875,430
1,230	5.000%, 12/01/22	No Opt. Call	Aa2	1,493,909
27,600	Total Nebraska			30,935,533

	Nevada – 2.6%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,383,340

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,299,000
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A	1,143,400
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A	2,150,231

21,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	24,364,200

Nuveen Investments	209

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada (continued)

$24,185	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	No Opt. Call	Aa1		$26,185,825

1,860	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-4C, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/14 at 100.00	N/R		1,873,671

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+		1,809,486
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+		1,158,550
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+		14,344,392

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	AA+		2,400,506
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+		1,758,450
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+		2,327,640

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
100	4.000%, 6/01/19	No Opt. Call	N/R		102,447
50	4.000%, 6/01/20	No Opt. Call	N/R		50,917
435	5.000%, 6/01/22	No Opt. Call	N/R		463,880

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+		5,599,503

11,130	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+		13,327,730

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA		2,614,082
4,710	5.000%, 7/01/23	7/21 at 100.00	AA		5,368,599

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+		1,614,507
100,345	Total Nevada				114,340,356

	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
430	5.000%, 7/01/15	No Opt. Call	BBB+		446,740
445	5.000%, 7/01/16	No Opt. Call	BBB+		479,145

1,000	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R	(4)	1,048,660

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+		6,437,571

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB		1,026,240

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA		1,421,225

12,125	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Series 2005d, 5.000%, 7/15/29 – NPFG Insured	7/15 at 100.00	AA–		12,580,536
21,960	Total New Hampshire				23,440,117

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey – 5.8%

$535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–		$587,446

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
8,005	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa		8,369,067
2,135	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa		2,342,458
4,315	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa		4,734,289

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/17	No Opt. Call	BBB+		1,219,999
5,205	5.000%, 6/15/19	No Opt. Call	BBB+		5,937,968
5,730	5.000%, 6/15/20	No Opt. Call	BBB+		6,582,051
17,495	5.000%, 6/15/21	No Opt. Call	BBB+		20,035,974
2,130	5.000%, 6/15/22	No Opt. Call	BBB+		2,444,303
1,000	5.000%, 6/15/22	No Opt. Call	AA		1,147,560
7,150	5.000%, 6/15/23	6/22 at 100.00	BBB+		8,079,500
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+		3,327,204
7,540	5.000%, 6/15/25	6/22 at 100.00	BBB+		8,374,603
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+		5,456,088
900	4.250%, 6/15/27	6/22 at 100.00	BBB+		922,230
4,625	5.000%, 6/15/28	No Opt. Call	BBB+		5,043,748

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB–		1,486,742
1,685	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA		1,831,932

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/21	No Opt. Call	A		28,726,750

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	BBB		412,880

31,405	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A		33,465,482

8,075	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+	(4)	8,635,728

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–		553,018

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A		11,478,105

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A		4,192,975

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A		23,022,546
14,000	5.000%, 6/15/22	No Opt. Call	A		15,973,580

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB		6,224,284

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A2		5,193,887
2,950	3.000%, 1/01/21	No Opt. Call	A2		3,044,872

Nuveen Investments	211

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$10,330	4.500%, 6/01/23	6/17 at 100.00	BB		$10,167,509
4,595	4.625%, 6/01/26	6/17 at 100.00	B+		3,987,127
20,570	5.000%, 6/01/29	6/17 at 100.00	B		17,273,246
241,980	Total New Jersey				260,275,151

	New Mexico – 0.5%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 0.000%, 11/01/39 (Mandatory put 8/01/19) (WI/DD, Settling 8/01/14)	8/19 at 100.00	Aa3		17,203,280

4,000	State of New Mexico, State Severance Tax Revenue Bonds, Refunding Series 2010C, 5.000%, 7/01/15	No Opt. Call	Aa1		4,178,960
18,850	Total New Mexico				21,382,240

	New York – 5.7%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–		4,508,673

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+		357,993
500	5.000%, 1/01/25	No Opt. Call	A+		597,530

355	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005, 5.000%, 11/01/14	10/14 at 100.00	Aa1		356,452

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2		5,432,500

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA		8,518,868

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA		7,961,609

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA		11,732,300
9,230	5.000%, 5/15/25	5/22 at 100.00	AA		10,755,442

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
130	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA		125,479
80	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA		65,882
315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA		248,308

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,755	5.000%, 12/01/19 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA–	(4)	1,907,773
600	5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA–	(4)	654,972

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
900	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA		970,506
225	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA		238,534

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)
$705	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–		$758,199
600	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–		640,290

270	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–		285,633

35	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – AGC Insured	9/16 at 100.00	AA		37,343

450	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35	9/16 at 100.00	A–		479,259

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
2,475	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–		2,718,738
660	5.000%, 12/01/17	12/16 at 100.00	A–		724,997
1,555	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–		1,706,613
13,600	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–		14,926,000
220	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–		240,913
1,770	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–		1,938,256
195	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–		213,537
1,720	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–		1,881,405
1,050	5.000%, 12/01/22	12/16 at 100.00	A–		1,148,532

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
160	5.000%, 4/01/19	No Opt. Call	A–		184,018
225	5.250%, 4/01/20	4/19 at 100.00	A–		254,545
500	5.250%, 4/01/21	4/19 at 100.00	A–		563,760
1,735	5.500%, 4/01/22	4/19 at 100.00	A–		1,969,572
255	5.000%, 4/01/23	4/19 at 100.00	A–		281,744
5	6.250%, 4/01/33	4/19 at 100.00	A–		5,851

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
850	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–		915,187
860	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–		957,094
10,285	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–		11,255,493
1,320	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–		1,442,998
25	4.000%, 5/01/21 – NPFG Insured	11/16 at 100.00	AA–		26,640

1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–		1,291,008

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–		1,399,551

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) – AMBAC Insured	11/15 at 100.00	AA–	(4)	16,265,191

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/23	No Opt. Call	AA–		1,196,670

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+		1,665,855
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+		1,105,310

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R		2,209,440

Nuveen Investments	213

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/30	6/15 at 100.00	AAA	$3,115,350

10,155	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,218,229

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	11,758,800

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	10/14 at 100.00	AA	100,484

520	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	522,044

825	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	Aa2	828,267

21,235	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	24,063,290

16,395	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	19,012,298

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
8,040	5.000%, 6/01/17	No Opt. Call	AA	9,047,251
9,040	5.000%, 6/01/18	No Opt. Call	AA	10,431,437

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
1,715	5.000%, 6/01/20	6/16 at 100.00	AA	1,857,465
1,670	5.000%, 6/01/21	6/16 at 100.00	AA	1,807,191

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,000	5.000%, 6/01/19	6/15 at 100.00	AA	1,039,010
560	5.000%, 6/01/20	6/15 at 100.00	AA	581,414
1,040	5.000%, 6/01/20	6/16 at 100.00	AA	1,126,102
2,905	5.000%, 6/01/21	6/16 at 100.00	AA	3,141,409
1,535	5.000%, 6/01/21	6/17 at 100.00	AA	1,714,319
8,770	5.000%, 6/01/22	6/17 at 100.00	AA	9,781,444

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph?s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31	7/19 at 100.00	BB	1,037,070

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	11,987,900

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	914,528

2,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	3,085,041
224,905	Total New York			253,292,806

	North Carolina – 1.1%

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	620,882

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	983,043

214	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina (continued)

$2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26	1/19 at 100.00	A–		$2,230,320

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20	No Opt. Call	A–		5,832,000
21,620	5.000%, 1/01/21	No Opt. Call	A–		25,329,776

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 – AGC Insured	1/18 at 100.00	AA		1,927,035

2,120	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.000%, 10/01/14	No Opt. Call	N/R		2,125,003

4,955	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A		5,628,632

820	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 4.000%, 1/01/20	No Opt. Call	A		918,318

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 4.000%, 4/01/19	No Opt. Call	Aa3		223,748

	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
500	3.250%, 6/01/29	6/24 at 100.00	AA+		493,175
785	3.500%, 6/01/32	6/24 at 100.00	AA+		776,891
41,210	Total North Carolina				47,088,823

	North Dakota – 0.2%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23	7/21 at 100.00	BBB+		131,861
1,240	5.000%, 7/01/26	7/21 at 100.00	BBB+		1,330,904
2,835	5.000%, 7/01/27	7/21 at 100.00	BBB+		3,025,030
495	5.000%, 7/01/28	7/21 at 100.00	BBB+		525,863

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+		3,240,023

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	7/16 at 100.00	BBB–		2,494,832
9,850	Total North Dakota				10,748,513

	Ohio – 4.3%

1,000	Akron, Ohio, Certificates of Participation, Refunding Series 2005, 5.000%, 12/01/15 (Pre-refunded 6/01/15) – AGC Insured	6/15 at 100.00	AA	(4)	1,040,330

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–		2,055,021

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21	6/18 at 100.00	AA		1,415,056

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
375	5.000%, 6/01/15	No Opt. Call	Aaa		385,980
1,875	5.000%, 6/01/16	No Opt. Call	Aa1		1,990,350
135	5.000%, 6/01/17	No Opt. Call	A1		146,605

Nuveen Investments	215

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$43,930	5.125%, 6/01/24	6/17 at 100.00	B–	$36,812,461
435	5.875%, 6/01/30	6/17 at 100.00	B	354,112
240	5.750%, 6/01/34	6/17 at 100.00	B	191,520

1,000	Cincinnati, Ohio, General Obligation Bonds,Various Purpose, Refunding & Improvement Series 2014A, 5.000%, 12/01/17	No Opt. Call	Aa2	1,138,630

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,581,658

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,932,288
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	2,019,392

14,575	Columbus, Ohio, General Obligation Bonds, Various Purpose, Series 2014A, 5.000%, 2/15/20	No Opt. Call	AAA	17,369,756

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bomd Trust 2456, 18.086%, 12/01/15 (IF)	No Opt. Call	AA+	7,142,090

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,155,382

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,183,312

	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006:
1,970	5.250%, 5/15/15	No Opt. Call	A	2,045,175
750	5.250%, 5/15/16	No Opt. Call	A	812,175

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,663,666

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	847,525
870	4.000%, 10/01/19	No Opt. Call	A1	955,869
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,261,930
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,393,583
965	5.000%, 10/01/22	No Opt. Call	A1	1,123,009

6,625	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	6,903,714

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 4.500%, 4/01/15	No Opt. Call	A3	1,023,050

11,015	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+	11,482,807

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,919,714

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	28,619,991

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,848,875

8,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	9,644,000

216	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA		$14,506,560

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 – AGC Insured	12/18 at 100.00	A2		563,250

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		743,666
805	5.000%, 11/15/16	No Opt. Call	A–		871,654

1,250	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	N/R		1,282,463
178,600	Total Ohio				191,426,619

	Oklahoma – 0.8%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+		2,567,388
2,810	4.000%, 9/01/22	9/21 at 100.00	A+		3,023,026
1,415	4.000%, 9/01/23	9/21 at 100.00	A+		1,502,956

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–		2,599,441

	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Refunding Series 2014A:
1,245	5.000%, 7/01/22	No Opt. Call	AA		1,505,081
2,000	5.000%, 7/01/23	No Opt. Call	AA		2,431,320
1,500	5.000%, 7/01/24	No Opt. Call	AA		1,837,890
2,500	5.000%, 7/01/25	7/24 at 100.00	AA		3,030,025

10,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA	(4)	10,443,600

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–		864,975
500	3.000%, 9/01/23	No Opt. Call	A–		494,560
600	5.000%, 9/01/24	No Opt. Call	A–		691,776
1,505	5.000%, 9/01/25	No Opt. Call	A–		1,742,098

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	BBB+		3,066,300
32,610	Total Oklahoma				35,800,436

	Oregon – 0.9%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B:
5,900	4.000%, 6/15/22	No Opt. Call	AA+		6,708,418
3,340	4.000%, 6/15/23	No Opt. Call	AA+		3,753,091

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		4,915,182

4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014C, 5.000%, 4/01/22	No Opt. Call	AAA		4,846,680

Nuveen Investments	217

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$11,110	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	$12,614,627

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,715,160

	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A:
1,000	5.000%, 6/15/28	6/24 at 100.00	Aa1	1,189,570
1,080	5.000%, 6/15/29	6/24 at 100.00	Aa1	1,275,998
34,575	Total Oregon			40,018,726

	Pennsylvania – 3.6%

2,015	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,305,724

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,141,830

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
1,750	0.000%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	1,775,813
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	21,140,338

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,467,790

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	Ba1	1,327,199
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	Ba1	1,454,737

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	591,122
565	5.375%, 10/01/21	10/18 at 100.00	BBB	620,884

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,087,130
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,111,677

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,225,094

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,337,778

1,000	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.125%, 2/01/28	2/15 at 100.00	N/R	1,009,970

3,305	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,704,376

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,407,268
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,737,841
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,711,209

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	609,435

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)
$1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA		$1,323,592
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA		2,978,019
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA		2,404,281
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA		1,456,478

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,195	5.000%, 1/01/21	1/19 at 100.00	Aaa		2,548,110
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa		10,839,283
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa		8,759,634
11,765	5.000%, 7/01/22	7/16 at 100.00	Aaa		12,743,730

9,785	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA		9,921,892

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34	No Opt. Call	AA		1,485,180

16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–		16,535,043

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+		3,254,310

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AA–		10,447,000

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	AA–		4,600,583

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.932%, 12/01/24	12/17 at 100.00	AA–		10,204,012

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB–		1,527,246
730	5.000%, 12/01/20	No Opt. Call	BBB–		799,168
1,105	5.000%, 12/01/21	No Opt. Call	BBB–		1,203,312
1,625	5.000%, 12/01/22	No Opt. Call	BBB–		1,761,663
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB–		1,837,189
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB–		1,928,063

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2		66,905

1,205	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A, 5.500%, 1/01/16 (ETM)	No Opt. Call	N/R	(4)	1,290,025
152,460	Total Pennsylvania				161,681,933

	Puerto Rico – 0.2%

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	AA–		2,868,690

1,015	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/17) – AMBAC Insured	7/17 at 100.00	BB		1,025,526

4,515	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	AA–		4,609,138
8,530	Total Puerto Rico				8,503,354

Nuveen Investments	219

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.1%

$4,300	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	$4,574,641

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
565	6.000%, 6/01/23	10/14 at 100.00	A2	569,068
665	6.125%, 6/01/32	10/14 at 100.00	BBB+	666,357
5,530	Total Rhode Island			5,810,066

	South Carolina – 1.2%

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	13,891,768

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	A2	1,580,595
2,000	5.250%, 12/01/24	12/15 at 100.00	A2	2,107,460

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A–	2,146,740
7,500	5.000%, 11/01/27	11/22 at 100.00	A–	8,282,775
13,190	5.000%, 11/01/28	11/22 at 100.00	A–	14,438,038
1,225	5.000%, 11/01/29	11/22 at 100.00	A–	1,335,446

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,097,520

6,810	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,515,516

500	Spartanburg Regional Health Services District Inc., Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	559,585

1,520	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1	1,665,221
49,795	Total South Carolina			54,620,664

	South Dakota – 0.3%

2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A	2,484,431

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA	622,697
1,000	5.000%, 6/01/24	6/23 at 100.00	AA	1,175,140

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	10/14 at 100.00	A–	762,706
800	5.000%, 4/01/18	10/14 at 100.00	A–	802,784
840	5.000%, 4/01/19	10/14 at 100.00	A–	842,780
820	5.000%, 4/01/20	10/14 at 100.00	A–	822,517

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+	1,091,080

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,108,650

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 – AGC Insured	8/18 at 100.00	AA	1,667,790

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
$300	4.550%, 9/01/14	No Opt. Call	A	$300,795
1,770	5.000%, 9/01/25	9/14 at 100.00	A	1,771,345
12,700	Total South Dakota			13,452,715

	Tennessee – 1.4%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A+	2,599,744

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,728,773

1,200	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 4.000%, 9/01/39	9/24 at 100.00	AA	1,191,504

3,650	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	3,978,427

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	739,489
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	795,735

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,190,950

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,503,040
3,180	5.000%, 1/01/23	No Opt. Call	A	3,711,664
1,300	4.000%, 1/01/23	No Opt. Call	A	1,390,038
1,750	5.000%, 1/01/24	No Opt. Call	A	2,012,798

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,711,265
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,789,367
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,413,848

1,000	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,099,930

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,530,505

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,920,623

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,177,190
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,041,871

2,000	Metropolitan Government of Nashville-Daviston County, Tennessee, Electric System Revenue Bonds, Series 2014A, 5.000%, 5/15/39	5/24 at 100.00	AA+	2,270,700

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,498,756

Nuveen Investments	221

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tennessee (continued)

$11,910	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A		$13,595,861
55,725	Total Tennessee				61,892,078

	Texas – 8.6%

1,110	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA		1,157,097

5,910	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		6,064,251

2,125	Brownsville, Texas, General Obligation Bonds, Refunding Series 2005, 5.000%, 2/15/17 – NPFG Insured	2/15 at 100.00	AA–		2,179,506

3,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	Baa2		3,187,170

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2		3,803,480

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building and Refunding Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA		9,418,640

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA		1,270,081

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A–		6,197,918

4,995	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27	2/17 at 100.00	AA+		5,350,944

5	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa1	(4)	5,509

10,050	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		10,622,147

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA		2,781,722

650	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2006A, 4.000%, 3/01/18 – AGM Insured	3/15 at 100.00	AA+		663,124

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA		1,219,792

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+		2,234,820

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	AA+		2,178,170

875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa		940,625

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+		7,806,036

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18	2/17 at 100.00	AAA		693,852

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–		927,133

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)
$500	4.000%, 3/01/22	3/21 at 100.00	A–		$525,600
800	4.000%, 3/01/23	3/21 at 100.00	A–		835,552
440	4.250%, 3/01/25	3/21 at 100.00	A–		456,892

1,815	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+		2,120,029

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
3,150	5.000%, 12/01/26	12/24 at 100.00	A+		3,682,917
3,735	5.000%, 12/01/27	12/24 at 100.00	A+		4,315,307
3,000	5.000%, 12/01/28	12/24 at 100.00	A+		3,443,340
6,115	5.000%, 12/01/29	12/24 at 100.00	A+		6,972,690

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa		6,118,400

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	A1	(4)	2,452,847

6,900	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	10/14 at 100.00	AA+	(4)	7,921,545

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligation Series 2014:
5,690	5.000%, 11/01/27	11/24 at 100.00	AA+		6,789,080
1,250	5.000%, 11/01/28	11/24 at 100.00	AA+		1,489,413
1,575	5.000%, 11/01/29	11/24 at 100.00	AA+		1,868,706

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA+		6,055,270
5,385	5.000%, 11/01/23	11/19 at 100.00	AA+		6,355,862
5,660	5.000%, 11/01/24	11/19 at 100.00	AA+		6,660,179

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.723%, 11/01/41 (IF) (8)	11/21 at 100.00	AA+		3,033,122

	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BB+		2,420,410
2,380	5.000%, 7/01/20	No Opt. Call	BB+		2,521,586

1,180	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	B		1,195,517

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C:
2,600	5.000%, 5/15/20	No Opt. Call	AA		3,087,396
2,000	5.000%, 5/15/21	No Opt. Call	AA		2,398,040

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
6,355	5.250%, 9/01/24	9/16 at 100.00	A2		6,913,986
6,920	5.250%, 9/01/25	9/16 at 100.00	A2		7,483,911
4,295	5.250%, 9/01/26	9/16 at 100.00	A2		4,626,531

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2		5,929,280
3,810	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2		2,673,820

Nuveen Investments	223

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
$1,900	5.000%, 7/01/25	7/21 at 100.00	A+	$2,143,979
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,263,525

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,225	5.000%, 7/01/31	7/22 at 100.00	A+	19,844,109
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,401,400

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	771,986

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB	1,597,058

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA	6,404,690

	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008:
1,245	4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,341,873
1,315	4.375%, 2/15/23 – AGM Insured	2/17 at 100.00	AA	1,420,003

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	2,098,900

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	1,071,580

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22 (Pre-refunded 2/15/16)	2/16 at 100.00	AAA	825,956

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Baa2	3,273,527
2,720	5.250%, 12/01/28	12/25 at 100.00	Baa2	2,934,499

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	AA	5,013,742
4,710	5.000%, 8/15/25	8/22 at 100.00	AA	5,406,939
3,920	5.000%, 8/15/26	8/22 at 100.00	AA	4,459,039
7,025	5.000%, 8/15/27	8/22 at 100.00	AA	7,828,028

2,505	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2	2,836,487

3,095	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	3,306,481

10	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	11,122

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,565	5.250%, 9/01/25	9/21 at 100.00	AA+	10,128,788
5,000	5.250%, 9/01/26	9/21 at 100.00	AA+	5,875,000

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA+	1,946,457
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	8,243,386

1,000	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa	1,058,140

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	1,130,390

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+		$948,859

2,535	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	2,683,500

	San Antonio, Texas, General Obligation Bonds, Series 2006:
1,000	4.125%, 2/01/19	2/16 at 100.00	AAA		1,053,390
1,140	4.250%, 2/01/20	2/16 at 100.00	AAA		1,200,124

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+		619,712

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA		931,892

1,235	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 5.750%, 11/15/14	No Opt. Call	BBB		1,252,364

4,825	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa3		5,298,236

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A2		1,370,941

5,020	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA		5,536,357

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA		2,522,096

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3		5,720,800

2,030	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA		2,273,986

4,515	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA		5,379,126

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 17.985%, 10/01/14 (IF)	No Opt. Call	AAA		6,570,200

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.081%, 10/01/15 (IF)	No Opt. Call	AAA		7,101,694

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA		1,699,200

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R		1,026,080
900	5.500%, 11/15/25	11/15 at 100.00	N/R		908,496

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		5,221,400
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		11,719,446

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A		2,838,817
2,900	4.000%, 8/15/19	No Opt. Call	A		3,147,022
3,015	4.000%, 8/15/20	No Opt. Call	A		3,255,054
3,135	4.000%, 8/15/21	No Opt. Call	A		3,364,106

Nuveen Investments	225

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA		$556,515

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–		1,089,650

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA		10,367,205
348,440	Total Texas				383,342,597

	Utah – 0.5%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		6,755,458

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A–		3,858,134
2,000	5.000%, 9/01/25	9/22 at 100.00	A–		2,273,640
2,265	5.000%, 9/01/26	9/22 at 100.00	A–		2,553,584

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.752%, 7/01/21 (IF) (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		2,050,750
2,500	17.752%, 7/01/22 (IF) (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		4,101,500
17,700	Total Utah				21,593,066

	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB		1,696,304

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB		6,465,120
7,580	Total Virgin Islands				8,161,424

	Virginia – 0.0%

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R		722,910

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		1,358,746
2,010	Total Virginia				2,081,656

	Washington – 1.4%

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	AA–		5,369,312

1,515	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 1998, 5.250%, 12/01/14 – AGM Insured	No Opt. Call	AA		1,540,785

2,170	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,311,310

545	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+	(4)	607,135

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+		316,442

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		$1,205,997

5,690	Spokane County School District 356 Central Valley, Washington, General Obligation Bonds, Unlimited Tax Deferred Interest Series 1998B, 0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2		5,685,391

1,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1	(4)	1,040,590

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A		6,417,120

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,250	5.000%, 11/15/22	No Opt. Call	A+		1,481,838
2,000	5.000%, 11/15/24	5/24 at 100.00	A+		2,360,760

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
3,125	6.250%, 7/01/24	7/19 at 100.00	BBB		3,498,000
2,000	6.750%, 7/01/29	7/19 at 100.00	BBB		2,246,040

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1		3,525,048

3,005	Washington State, General Obligation Bonds,Various Purpose Refunding Series 2005A, 5.000%, 1/01/25 – AMBAC Insured	1/15 at 100.00	AA+		3,062,546

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 17.988%, 1/01/16 (IF)	No Opt. Call	AA+		4,735,159

9,345	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+		10,330,430

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+		2,994,077

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Series 2013, 5.500%, 12/01/33	12/22 at 100.00	A2		4,933,189
57,695	Total Washington				63,661,169

	West Virginia – 0.1%

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	No Opt. Call	A3		1,124,680

1,630	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28	12/18 at 100.00	A		1,766,138
2,630	Total West Virginia				2,890,818

	Wisconsin – 3.8%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	A–		2,148,840

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3		389,752
795	5.000%, 4/01/21	No Opt. Call	Aa3		926,151
460	5.000%, 4/01/22	No Opt. Call	Aa3		533,683

Nuveen Investments	227

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
$585	5.000%, 12/01/26	11/24 at 100.00	Aa3		$675,634
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3		4,404,569

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A		1,118,195
14,270	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2		15,507,626

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2		2,283,634

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA–		1,577,562
8,670	5.500%, 8/15/29	2/20 at 100.00	AA–		9,529,197

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		2,046,760

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19	10/14 at 100.00	N/R		1,894,340

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18	10/14 at 100.00	BBB		1,254,538

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,407,291
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,613,341

3,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2		3,623,569

5,325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3		5,957,770

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24	8/22 at 100.00	A+		2,010,820

170	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 4.650%, 3/01/15	No Opt. Call	BBB		173,723

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–		2,638,978
11,955	5.250%, 8/15/20	8/16 at 100.00	A–		12,800,925

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–		10,721,441

515	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	566,103

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
9,000	6.000%, 5/01/27	5/19 at 100.00	AA–		10,739,250
1,780	6.000%, 5/01/33	5/19 at 100.00	AA–		2,108,624
3,275	5.750%, 5/01/33	5/19 at 100.00	AA–		3,824,774
32,215	6.000%, 5/01/36	5/19 at 100.00	AA–		38,050,092

228	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24		5/22 at 100.00	AA	$6,926,128

10,170	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured		5/15 at 100.00	AA	10,532,662

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,100	5.000%, 7/01/24		7/19 at 100.00	AA+	1,282,281
3,250	5.000%, 7/01/25		7/19 at 100.00	AA+	3,775,168
3,980	5.000%, 7/01/26		7/19 at 100.00	AA+	4,610,830

1,450	Wisconsn Health and Educational Facilities Authority, Revenue Bonds, The Medical College of Wisconsin, Inc., Series 2004A, 5.000%, 12/01/15 – NPFG Insured		12/14 at 100.00	AA–	1,470,634
153,175	Total Wisconsin				171,124,885

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB	5,867,785
$4,068,750	Total Municipal Bonds (cost $4,219,895,354)				4,407,453,987

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$208	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$37,398

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	7,595
265	Total Corporate Bonds (cost $18,482)				44,993
	Total Long-Term Investments (cost $4,219,913,836)				4,407,498,980

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	California – 0.1%

$2,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15		No Opt. Call	N/R	$2,200,000

215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15		No Opt. Call	N/R	215,000
2,415	Total California				2,415,000

	District of Columbia – 0.1%

3,980	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate Lien, Variable Rate Demand Obligations, Tender Option Bond Trust 3302, 0.080%, 4/01/16 (11)		No Opt. Call	A–1	3,980,000

	Oregon – 0.1%

5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 4411, 0.000%, 5/15/21 (11)		No Opt. Call	A–1	5,000,000

Nuveen Investments	229

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.2%

$10,000	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District Project, Variable Rate Demand Obligations, Tender Option Bond Trust 471, 0.000%, 7/01/15 (11)	No Opt. Call	A–1	$10,000,000

	Tennessee – 0.1%

5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 4416, 0.070%, 7/01/21 (11)	No Opt. Call	A–1	5,000,000

	Virginia – 0.1%

5,000	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Variable Rate Demand Obligations, Tender Option Bond Trust 3999, 0.000%, 11/01/19 (11)	No Opt. Call	A–1	5,000,000
$31,395	Total Short-Term Investments (cost $31,395,000)			31,395,000
	Total Investments (cost $4,251,308,836) – 99.5%			4,438,893,980
	Other Assets Less Liabilities – 0.5%			22,153,377
	Net Assets – 100%			$4,461,047,357

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,400,206,328	$7,247,659	$4,407,453,987
Corporate Bonds	—	—	44,993	44,993
Short-Term Investments:
Municipal Bonds	—	31,395,000	—	31,395,000
Total	$—	$4,431,601,328	$7,292,652	$4,438,893,980

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

230	Nuveen Investments

As of July 31, 2014, the cost of investments was $4,248,415,980.

Gross unrealized appreciation and gross unrealized (depreciation) of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$218,500,197
Depreciation	(28,022,197)
Net unrealized appreciation (depreciation) of investments	$190,478,000

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.40% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.0% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.4% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	During July 2010, the original issue for this security (1,000,000 par, 5.50% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.0% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.5% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(11)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	231

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	LONG-TERM INVESTMENTS – 98.0%

	MUNICIPAL BONDS – 98.0%

	Alabama – 0.2%

$1,000	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D, 5.000%, 11/15/14	No Opt. Call	A3		$1,010,650

1,075	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	10/14 at 100.00	BBB		1,082,418

5,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	3/17 at 100.00	A1		5,033,350

1,745	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	1,857,361
8,820	Total Alabama				8,983,779

	Alaska – 0.3%

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1		3,026,202
1,360	5.000%, 4/01/19	No Opt. Call	A1		1,557,554

5,980	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/14 at 100.00	Ba1		5,597,459
10,020	Total Alaska				10,181,215

	Arizona – 3.7%

180	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	Aa2		190,827

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	3.000%, 2/01/16	No Opt. Call	BBB+		1,034,260
950	4.000%, 2/01/17	No Opt. Call	BBB+		1,021,155
2,000	5.000%, 2/01/18	No Opt. Call	BBB+		2,249,300

2,970	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+		3,277,900

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3		930,433

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA		13,118,232
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA		860,746

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	3/18 at 100.00	AA		8,517,221

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA		5,159,472
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA		13,517,104
2,960	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA		3,471,488

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
4,520	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA		4,722,225
1,945	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA		2,113,106

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)
$2,460	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA		$2,757,635
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA		5,888,281
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA		111,379

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–		2,392,050

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	AA–		1,416,304

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18	No Opt. Call	AA		1,437,150

3,000	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,095,580

3,550	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+		3,934,536

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2		1,610,036
2,225	4.000%, 7/01/21	No Opt. Call	Aa2		2,520,391
2,055	4.000%, 7/01/22	No Opt. Call	Aa2		2,327,246

	Mesa, Arizona, Street and Highway User Revenue Refunding Bonds, Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA		2,197,033
2,040	5.000%, 7/01/21	No Opt. Call	AA		2,387,555
4,015	5.000%, 7/01/22	No Opt. Call	AA		4,719,351

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2		6,368,498
6,115	5.000%, 7/01/21	No Opt. Call	Aa2		7,301,188

3,070	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2011, 4.000%, 7/01/15	No Opt. Call	AAA		3,179,231

19,700	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1		21,845,133

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–		818,654

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17 (Pre-refunded 10/01/14)	10/14 at 100.00	A–	(4)	301,941

1,585	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		1,469,707
124,170	Total Arizona				138,262,348

	Arkansas – 0.1%

3,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–		3,049,140

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+		533,365
500	5.000%, 7/01/19	No Opt. Call	A+		584,580
670	5.000%, 7/01/21	No Opt. Call	A+		796,630
4,670	Total Arkansas				4,963,715

Nuveen Investments	233

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California – 5.1%

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
$1,105	5.000%, 10/01/19	No Opt. Call	A		$1,300,452
2,300	5.000%, 10/01/21	No Opt. Call	A		2,744,958

2,400	Alameda County Transportation Authority, California, Sales Tax Revenue Bonds, Series 2014, 5.000%, 3/01/21	No Opt. Call	AAA		2,908,608

455	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA		484,557

1,370	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/18 (Pre-refunded 4/01/16)	4/16 at 100.00	AA	(4)	1,478,285

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,780	5.000%, 5/01/16	No Opt. Call	Aa2		4,092,757
1,005	5.000%, 5/01/17	No Opt. Call	Aa2		1,130,082

3,965	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	Aa2		4,224,589

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–		4,710,640

5,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)	No Opt. Call	AA–		5,895,150

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, North Kern State Prison:Various Buildings Series 2014C:
2,215	4.000%, 10/01/19	No Opt. Call	A1		2,502,773
1,700	5.000%, 10/01/20	No Opt. Call	A1		2,035,308

	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
1,720	5.000%, 10/01/19	No Opt. Call	A1		2,028,946
1,250	5.000%, 10/01/20	No Opt. Call	A1		1,496,550

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A1		4,893,946
3,675	5.000%, 11/01/17	No Opt. Call	A1		4,185,421

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,685	5.000%, 7/01/16	No Opt. Call	AA		1,837,088
320	5.250%, 7/01/21	7/19 at 100.00	AA		380,688

5,105	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A, 5.000%, 4/01/16	No Opt. Call	A+		5,513,859

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–		1,441,734
1,410	5.000%, 1/01/19	No Opt. Call	BBB–		1,549,689
1,500	5.000%, 1/01/20	No Opt. Call	BBB–		1,647,345
1,595	5.000%, 1/01/21	No Opt. Call	BBB–		1,758,360

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2014B:
1,000	5.000%, 6/01/20	No Opt. Call	AAA		1,202,050
5,200	5.000%, 6/01/22	No Opt. Call	AAA		6,363,188
2,775	5.000%, 6/01/23	No Opt. Call	AAA		3,430,594

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$3,000	Foothill-De Anza Community College District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/01/22 (WI/DD, Settling 8/19/14)	No Opt. Call	Aaa		$3,681,210

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	Aaa		3,265,512
2,665	5.000%, 6/01/16	No Opt. Call	Aaa		2,833,961
24,580	4.500%, 6/01/27	6/17 at 100.00	B		21,888,244
650	5.000%, 6/01/33	6/17 at 100.00	B		523,647

11,250	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Pre-refunded 3/01/16)	3/16 at 100.00	AA–	(4)	12,007,238

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R		567,925

10,000	Long Beach, California, Harbor Revenue Bonds, Short-Term Notes Series 2014C, 5.000%, 11/15/18	No Opt. Call	AA		11,714,200

1,835	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA		2,210,992

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
1,750	5.000%, 7/01/21	No Opt. Call	AA		2,127,930
2,720	5.000%, 7/01/22	No Opt. Call	AA		3,334,856

830	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+	(4)	954,940

13,020	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2014A, 0.000%, 7/01/25	7/20 at 100.00	AAA		13,976,319

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	9/16 at 100.00	AAA		1,981,813
2,255	5.000%, 9/01/20 – AMBAC Insured	9/16 at 100.00	AAA		2,398,260

6,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15 (ETM)	No Opt. Call	AA	(4)	6,154,086

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1		6,667,188

1,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/22	No Opt. Call	AA		1,800,615

160	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa		203,610

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa1		1,424,871
1,500	5.000%, 9/01/15	No Opt. Call	Baa1		1,562,775

2,200	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Refunding Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–		2,299,220

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	8/14 at 100.00	AA–		5,013,750

995	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15	No Opt. Call	AA–		1,046,591

1,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15 (ETM)	No Opt. Call	AA–	(4)	1,054,180

Nuveen Investments	235

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
$500	3.500%, 7/01/16	No Opt. Call	A		$517,615
500	3.800%, 7/01/17	No Opt. Call	A		526,750

9,130	University of California, General Revenue Bonds, Series 2013AK, 5.000%, 5/15/48 (Mandatory put 5/15/23)	No Opt. Call	AA		11,101,076
178,715	Total California				194,076,991

	Colorado – 1.7%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2		3,050,190

7,230	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	Aa2		8,608,978

2,320	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–		2,473,213

1,120	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C, 4.000%, 11/01/14	No Opt. Call	Aa3		1,130,270

	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A:
80	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	Aaa		80,326
3,840	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	AAA		3,855,667

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
400	2.000%, 8/01/15 – AGM Insured	No Opt. Call	AA		406,704
200	4.000%, 8/01/16 – AGM Insured	No Opt. Call	AA		213,760
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA		282,235
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA		255,145

6,560	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	AA–		7,201,240

4,205	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/21 – SYNCORA GTY Insured	11/15 at 100.00	A+		4,457,636

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A		1,730,250

	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1:
3,290	5.000%, 12/01/14	No Opt. Call	A–		3,341,883
2,295	5.000%, 12/01/15	No Opt. Call	A–		2,436,441

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–		4,986,585

2,665	Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/15 – AGM Insured	No Opt. Call	AA		2,835,853

755	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		813,211

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA	(4)	11,005,900

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R		1,219,788
1,000	5.000%, 12/01/17	No Opt. Call	N/R		1,058,790

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)
$1,000	5.000%, 12/01/18	No Opt. Call	N/R	$1,069,070
57,435	Total Colorado			62,513,135

	Connecticut – 0.7%

4,045	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	4,117,041

430	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	461,833

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,942,600

1,700	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/15 at 100.00	A–	1,702,907

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A2	2,773,916
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A2	2,821,015

750	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	Aa3	901,560

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	2,705,475
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,426,031
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,277,300
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,111,440
24,860	Total Connecticut			27,241,118

	Delaware – 0.7%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
275	4.000%, 7/01/15	No Opt. Call	BBB–	279,502
600	4.000%, 7/01/16	No Opt. Call	BBB–	615,990
1,810	5.000%, 7/01/18	No Opt. Call	BBB–	1,934,148
1,905	5.000%, 7/01/19	No Opt. Call	BBB–	2,030,768
2,000	5.000%, 7/01/20	No Opt. Call	BBB–	2,177,420
275	5.000%, 7/01/21	No Opt. Call	BBB–	293,862

3,170	Delaware State, General Obligation Bonds, Series 2010A, 5.000%, 7/01/16	No Opt. Call	AAA	3,456,124

8,850	Delaware State, General Obligation Bonds, Series 2013A, 5.000%, 8/01/17	No Opt. Call	AAA	10,023,864

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	5,020,750
23,885	Total Delaware			25,832,428

	District of Columbia – 0.4%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,100	5.000%, 12/01/16	No Opt. Call	AAA	1,218,888
1,105	5.000%, 12/01/17	No Opt. Call	AAA	1,262,507

10,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	10/18 at 100.00	A–	11,361,700
12,205	Total District of Columbia			13,843,095

Nuveen Investments	237

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida – 4.5%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
$7,285	6.000%, 6/01/16	No Opt. Call	A+		$8,021,586
805	5.375%, 6/01/16	No Opt. Call	A+		877,378
140	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA		151,630
1,950	5.500%, 6/01/17	No Opt. Call	A+		2,209,662

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
100	3.250%, 6/01/15 – AGM Insured	No Opt. Call	AA		102,572
3,810	5.000%, 6/01/18	No Opt. Call	A+		4,353,077
175	5.000%, 6/01/19	No Opt. Call	A+		202,991

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
10	5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA		10,403
50	4.000%, 6/01/15	No Opt. Call	A+		51,598
175	5.000%, 6/01/16	No Opt. Call	A+		189,537
105	4.000%, 6/01/16	No Opt. Call	A+		111,807
640	5.250%, 6/01/17	No Opt. Call	A+		720,742
60	4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA		65,997

6,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16)	No Opt. Call	A2		6,061,140

1,690	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 0.000%, 7/01/22	No Opt. Call	A		1,702,540

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
7,370	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–		7,578,571
700	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	AA–		750,946
2,375	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	AA–		2,639,813

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
75	3.000%, 6/01/16	No Opt. Call	A+		78,494
7,275	5.000%, 6/01/17	No Opt. Call	A+		8,141,889

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–		5,037,267
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–		7,413,576

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AA	(4)	10,439,800

500	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1		521,645

2,605	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2		3,053,294

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA		6,430,375
2,830	5.000%, 7/01/16	No Opt. Call	AAA		3,082,578
1,255	5.000%, 7/01/17	No Opt. Call	AAA		1,415,000

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+		1,592,475

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$1,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+		$1,020,570

4,615	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–		5,171,431

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/19	No Opt. Call	AA		2,346,680
1,275	5.000%, 10/01/20	No Opt. Call	AA		1,510,046

915	JEA, Florida, Electric System Revenue Bonds, Subordinate Series 2013B, 5.000%, 10/01/15	No Opt. Call	AA		966,926

	Manatee County, Florida, Revenue Refunding and Improvement Bonds, Series 2013:
1,000	5.000%, 10/01/15	No Opt. Call	AA+		1,056,140
2,500	5.000%, 10/01/20	No Opt. Call	AA+		2,974,525

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A2		1,686,007

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1		361,983

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–		3,953,603
4,000	3.750%, 12/01/18	No Opt. Call	A–		4,245,480

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,515	4.000%, 4/01/15	No Opt. Call	AA–		1,552,345
1,640	4.000%, 4/01/17	No Opt. Call	AA–		1,771,167
1,705	5.000%, 4/01/18	No Opt. Call	AA–		1,929,497
1,790	5.000%, 4/01/19	No Opt. Call	AA–		2,050,445
1,880	5.000%, 4/01/20	No Opt. Call	AA–		2,165,196

2,870	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA		3,272,862

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A–		1,228,259
1,145	5.125%, 10/01/16	No Opt. Call	A–		1,236,703

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A		13,699,802

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 0.650%, 7/01/39 (Mandatory put 7/01/16)	No Opt. Call	A–		2,060,260

2,060	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	AA	(4)	2,483,763

	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,105	5.000%, 4/01/18 – NPFG Insured	10/14 at 100.00	Aa3		2,113,357
2,020	5.000%, 4/01/19 – NPFG Insured	10/14 at 100.00	Aa3		2,027,979

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+		5,808,250

5,750	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa		6,227,193

2,275	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,591,885

Nuveen Investments	239

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
$360	3.000%, 9/01/14	No Opt. Call	A+	$360,810
425	3.000%, 9/01/15	No Opt. Call	A+	437,062
425	4.000%, 9/01/17	No Opt. Call	A+	464,534
885	5.000%, 9/01/18	No Opt. Call	A+	1,015,219
990	5.000%, 9/01/19	No Opt. Call	A+	1,150,063
715	5.000%, 9/01/20	No Opt. Call	A+	835,842
605	5.000%, 9/01/21	No Opt. Call	A+	707,675

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	80,722

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	203,388

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	50,967

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	2

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	10,069

175	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	172,764

740	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	462,374

400	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program Series 2014B, 5.000%, 8/01/17	No Opt. Call	Aa3	450,352

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA	3,360,044
156,195	Total Florida			170,282,624

	Georgia – 3.1%

1,250	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 1/01/19	No Opt. Call	A1	1,454,013

7,150	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/18 – FGIC Insured	No Opt. Call	AA–	8,455,161

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	9,087,755

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	17,339,150

13,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 1.400%, 11/01/48 (Mandatory put 4/01/15)	No Opt. Call	A+	13,075,270

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 0.000%, 10/13/32	No Opt. Call	A+	3,048,060

3,345	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 2.000%, 4/01/33 (Mandatory put 10/01/14)	No Opt. Call	A–	3,352,459

240	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
$1,335	5.000%, 4/01/15	No Opt. Call	AAA	$1,378,441
1,450	5.000%, 4/01/17	No Opt. Call	AAA	1,622,637

	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A:
700	4.000%, 10/01/14	No Opt. Call	Aa3	704,585
200	2.000%, 10/01/14	No Opt. Call	Aa3	200,644
500	4.000%, 10/01/15	No Opt. Call	Aa3	522,490

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution, Refunding Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,791,615

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,071,430

215	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	237,351

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,319,100

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,457,101

10,000	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	10,795,000

3,300	Henry County School District, Georgia, General Obligation Bonds, Refunding Series 2012, 2.000%, 12/01/14	No Opt. Call	AA+	3,321,087

105	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	117,494

1,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A1	1,009,870

1,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Refunding Subordinate Lien Series 2011A, 4.000%, 1/01/15	No Opt. Call	A+	1,016,390

7,615	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,756,184

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U:
3,710	5.000%, 10/01/18	No Opt. Call	AA–	4,296,774
2,905	5.000%, 10/01/19	No Opt. Call	AA–	3,413,288

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	546,350
580	5.000%, 10/01/20	No Opt. Call	Baa2	648,208

	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012:
3,300	5.000%, 10/01/15	No Opt. Call	AA+	3,486,483
2,000	3.000%, 10/01/15	No Opt. Call	AA+	2,066,400
110,115	Total Georgia			118,590,790

	Hawaii – 1.2%

7,500	Hawaii State, General Obligation Bonds, Refunding Series 2011EA, 5.000%, 12/01/17	No Opt. Call	AA	8,579,700

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,510,746

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	5,400,855

Nuveen Investments	241

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Hawaii (continued)

$8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA		$9,949,575

10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA		12,154,188

	Hawaii State, Highway Revenue Bonds, Series 2011A:
405	4.000%, 1/01/15	No Opt. Call	AA+		411,553
2,145	4.000%, 1/01/16	No Opt. Call	AA+		2,259,779
39,325	Total Hawaii				46,266,396

	Illinois – 8.8%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB		1,383,022

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB		1,044,150

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–		1,319,225

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	A+		4,265,823

2,000	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/18 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2	(4)	2,017,500

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA		2,327,260

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA		8,136,322

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA		5,439,843

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA		3,793,288

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA		3,835,491
3,000	5.000%, 11/15/33	11/22 at 100.00	AA		3,261,540

1,360	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	Aaa		1,431,944

721	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA		752,212

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,540	5.000%, 12/01/20	No Opt. Call	AA–		1,832,816
1,665	5.000%, 12/01/21	No Opt. Call	AA–		1,989,026
1,665	5.000%, 12/01/22	No Opt. Call	AA–		1,999,648

1,250	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+		1,257,538

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A+		1,276,085

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+		10,041,100

242	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$13,200	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	$13,203,564

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,342,036

850	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 – AGM Insured	4/18 at 100.00	A2	938,944

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,063,335

3,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 5.000%, 11/15/42 (Mandatory put 5/01/15)	No Opt. Call	AA+	3,107,040

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,215,601
905	5.000%, 9/01/19	No Opt. Call	BBB	1,006,387
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,202,837

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
125	5.000%, 9/01/19	No Opt. Call	BBB	139,004
325	5.000%, 9/01/20	No Opt. Call	BBB	363,376
350	5.000%, 9/01/21	No Opt. Call	BBB	391,045
865	5.000%, 9/01/25	9/24 at 100.00	BBB	948,966

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,209,420

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,377,408

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,331,712

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,100	5.000%, 8/15/14	No Opt. Call	AA	1,101,760
1,175	5.000%, 8/15/15	No Opt. Call	AA	1,221,236
1,000	5.000%, 8/15/16 – AGC Insured	No Opt. Call	AA	1,074,530
875	5.000%, 8/15/18	No Opt. Call	AA	972,956
355	5.250%, 8/15/19	No Opt. Call	AA	400,728

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA	2,141,720

5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,904,150

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,557,414

410	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	10/14 at 100.00	BBB–	411,029

3,225	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2006, 5.000%, 2/01/22 – NPFG Insured	2/16 at 100.00	AA–	3,412,663

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	AA–	3,216,900

Nuveen Investments	243

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
$2,525	5.000%, 6/15/18	12/16 at 100.00	AA+		$2,789,418
3,085	5.000%, 12/15/18	6/16 at 100.00	AA+		3,341,549
1,720	5.000%, 6/15/19	6/15 at 100.00	AA+		1,790,400
3,250	5.000%, 12/15/19	12/14 at 100.00	AA+		3,306,843

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	A–		728,930
1,250	5.000%, 2/01/20	No Opt. Call	A–		1,383,488
3,500	5.000%, 2/01/21	No Opt. Call	A–		3,849,405
4,050	5.000%, 2/01/22	No Opt. Call	A–		4,429,931

	Illinois State, General Obligation Bonds, Refunding Series 2006:
190	5.000%, 1/01/15	No Opt. Call	A–		193,639
3,570	5.000%, 1/01/16	No Opt. Call	A–		3,775,811

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A–		1,612,916
1,115	5.250%, 1/01/20	No Opt. Call	A–		1,247,518

355	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–		374,411

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,505	5.000%, 1/01/16	No Opt. Call	A–		1,591,763
5,045	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA		5,495,821
490	5.000%, 1/01/17	No Opt. Call	A–		531,586
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA		5,545,998
22,035	5.000%, 1/01/18	No Opt. Call	A–		24,341,844
6,745	5.000%, 1/01/24	1/20 at 100.00	A–		7,082,048

	Illinois State, General Obligation Bonds, Refunding Series 2012:
5,000	5.000%, 8/01/16	No Opt. Call	A–		5,393,100
5,170	5.000%, 8/01/19	No Opt. Call	A–		5,760,569
4,055	5.000%, 8/01/20	No Opt. Call	A–		4,494,724

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/14 at 100.00	A–		7,001,784

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	10/14 at 100.00	AA–		561,971

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	10/14 at 100.00	A–		10,035

940	Illinois State, General Obligation Bonds, Series 2004, 5.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	943,826

2,000	Illinois State, General Obligation Bonds, Series 2005, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA		2,088,800

	Illinois State, General Obligation Bonds, Series 2006A:
1,060	5.000%, 6/01/17	No Opt. Call	A–		1,162,566
6,400	5.000%, 6/01/23	12/16 at 100.00	A–		6,799,936

	Illinois State, General Obligation Bonds, Series 2006:
4,060	5.000%, 1/01/16	No Opt. Call	A–		4,294,059
1,005	5.000%, 1/01/17	1/16 at 100.00	A–		1,055,340
2,550	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	AA–		2,686,986

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA		1,081,640

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–		1,648,575
3,500	5.000%, 7/01/21	No Opt. Call	A–		3,850,525
2,520	5.500%, 7/01/25	7/23 at 100.00	A–		2,784,197

244	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,030	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/16	No Opt. Call	AAA	$2,207,747

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,355	5.000%, 6/15/18	No Opt. Call	AAA	5,017,787
6,000	5.000%, 6/15/19	No Opt. Call	AAA	7,018,620

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
430	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA	446,422
1,170	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	AA–	1,255,691

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
680	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	AA–	680,000
620	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	650,963

2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AA–	2,345,605

2,000	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.606%, 12/15/16	12/14 at 100.00	AAA	2,001,120

1,900	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,353,408

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
290	5.000%, 6/01/15	No Opt. Call	A	300,385
5,115	5.000%, 6/01/16	No Opt. Call	A	5,499,137
7,320	5.000%, 6/01/17	No Opt. Call	A	8,116,636
5,390	5.000%, 6/01/18	No Opt. Call	A	6,105,900
10,095	5.000%, 6/01/19	No Opt. Call	A	11,611,471
5,185	5.250%, 6/01/20	No Opt. Call	A	6,068,368
20	5.250%, 6/01/21	No Opt. Call	A	23,512

5,620	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	6,566,127

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	7,852,453

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,617,085

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,222,152
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,165,338

200	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013, 4.000%, 2/01/15	No Opt. Call	AA–	203,526
307,346	Total Illinois			333,020,999

	Indiana – 3.2%

2,725	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	2,820,075

635	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	650,329

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.960%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,916,688

Nuveen Investments	245

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
$500	5.000%, 8/15/16	No Opt. Call	AA–	$546,205
635	5.000%, 8/15/18	No Opt. Call	AA–	728,516

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	A–	1,597,043
2,115	5.000%, 3/01/20	No Opt. Call	A–	2,353,382

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	969,136
750	5.000%, 5/01/20	No Opt. Call	A+	864,585
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,314,160

5,725	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	6,178,191

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,637,347

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
725	4.000%, 10/01/16	No Opt. Call	AA	780,753
370	5.000%, 10/01/17	No Opt. Call	AA	418,799
410	5.000%, 10/01/18	No Opt. Call	AA	474,120
335	5.000%, 10/01/19	No Opt. Call	AA	393,615
750	5.000%, 10/01/20	No Opt. Call	AA	889,223

11,155	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	12,026,429

2,500	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005-A3, 1.700%, 11/01/27 (Mandatory put 9/01/14)	No Opt. Call	AA	2,503,050

5,175	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,274,878

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	286,390

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,478,615

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA	4,542,312

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	1,230,132
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,918,836
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,357,078

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,552,960

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
250	3.000%, 10/01/16	No Opt. Call	A	262,840
250	4.000%, 10/01/17	No Opt. Call	A	273,973

246	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$300	4.000%, 10/01/18	No Opt. Call	A	$332,355
200	5.000%, 10/01/19	No Opt. Call	A	232,612
350	5.000%, 10/01/20	No Opt. Call	A	409,955
300	5.000%, 10/01/21	No Opt. Call	A	351,876
450	5.000%, 10/01/22	No Opt. Call	A	529,533
600	5.000%, 10/01/23	No Opt. Call	A	705,120
400	5.000%, 10/01/24	No Opt. Call	A	470,980
500	5.000%, 10/01/25	10/24 at 100.00	A	581,215
425	5.000%, 10/01/26	10/24 at 100.00	A	488,338

3,175	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 1/15/18	No Opt. Call	AA+	3,619,818

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	4,438,306

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa1	6,956,426

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	Baa1	366,523
880	4.000%, 4/01/17	No Opt. Call	Baa1	940,632
400	4.000%, 4/01/18	No Opt. Call	Baa1	430,348
550	3.000%, 4/01/19	No Opt. Call	Baa1	571,896

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
855	3.000%, 8/01/14	No Opt. Call	NA	855,000
870	3.000%, 2/01/15	No Opt. Call	NA	873,889
880	4.000%, 8/01/15	No Opt. Call	NA	896,342
900	4.000%, 2/01/16	No Opt. Call	NA	922,023
915	4.000%, 8/01/16	No Opt. Call	NA	943,145

1,525	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	Aaa	1,576,469

	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
150	2.000%, 2/01/15	No Opt. Call	A	151,230
250	4.000%, 2/01/18	No Opt. Call	A	273,948
520	4.000%, 2/01/19	No Opt. Call	A	574,324
600	5.000%, 2/01/20	No Opt. Call	A	695,214
640	5.000%, 2/01/21	No Opt. Call	A	744,563
1,595	4.000%, 2/01/24	No Opt. Call	A	1,734,004
109,545	Total Indiana			118,905,744

	Iowa – 0.5%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	1,255,651
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	1,518,102
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	1,588,063
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA	1,416,972

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,055,460

Nuveen Investments	247

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
$1,945	5.000%, 6/01/17	No Opt. Call	AA	$2,188,378
3,145	5.000%, 6/01/18	No Opt. Call	AA	3,633,167
17,840	Total Iowa			19,655,793

	Kansas – 1.1%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,680	5.000%, 9/01/16	No Opt. Call	AAA	5,135,224
6,050	5.000%, 9/01/17	No Opt. Call	AAA	6,868,142

650	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.250%, 11/15/14	No Opt. Call	A2	658,840

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA–	1,444,486
1,475	5.000%, 1/01/23	1/20 at 100.00	AA–	1,656,322

	Saline County Unified School District 305, Kansas, General Obligation Bonds, Refunding & Improvement Series 2014:
3,760	5.000%, 9/01/20	No Opt. Call	Aa2	4,490,455
5,000	5.000%, 9/01/21	No Opt. Call	Aa2	6,018,300

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA	2,556,853
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA	3,354,090

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
600	4.000%, 9/01/18	No Opt. Call	A+	666,012
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,354,720

6,715	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	4,684,988
37,365	Total Kansas			39,888,432

	Kentucky – 1.5%

8,945	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	9,955,874

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,283,775

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	17,190,972

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A+	3,619,416

15,360	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,634,330

1,925	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	1,970,757

248	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$1,550	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	$1,771,077

3,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A	3,415,740
53,435	Total Kentucky			57,841,941

	Louisiana – 3.7%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	No Opt. Call	BBB	5,042,800

10,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.609%, 2/01/46 (Mandatory put 8/01/18) (WI/DD, Settling 8/01/14)	2/18 at 100.00	AA	10,005,300

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
140	5.000%, 6/01/16 – AMBAC Insured	No Opt. Call	A–	151,306
10	5.000%, 6/01/17 – AMBAC Insured	6/16 at 100.00	A–	10,751
265	5.000%, 6/01/18 – AMBAC Insured	6/16 at 100.00	A–	284,997

940	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	1,076,112

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,754,595
435	6.000%, 12/15/37	12/14 at 100.00	N/R	241,882

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,500	5.000%, 6/01/19 (WI/DD, Settling 8/12/14)	No Opt. Call	Aa3	1,759,530
4,975	5.000%, 6/01/20 (WI/DD, Settling 8/12/14)	No Opt. Call	Aa3	5,895,624

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
475	5.000%, 7/01/18	No Opt. Call	A	543,756
1,555	5.000%, 7/01/19	No Opt. Call	A	1,788,514
1,010	5.000%, 7/01/20	No Opt. Call	A	1,168,520
7,245	5.000%, 7/01/26	7/23 at 100.00	A	8,186,633

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
2,250	5.000%, 5/01/19	No Opt. Call	Aa1	2,632,073
2,500	5.000%, 5/01/20	No Opt. Call	Aa1	2,966,925
3,610	5.000%, 5/01/21	No Opt. Call	Aa1	4,328,968

11,970	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	14,109,159

	Louisiana State, General Obligation Bonds, Series 2014A:
6,000	5.000%, 2/01/19	No Opt. Call	AA	6,998,160
6,000	5.000%, 2/01/20	No Opt. Call	AA	7,110,360

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,120,072

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A3	3,281,993
2,500	5.000%, 12/01/20	No Opt. Call	A3	2,870,825
3,600	5.000%, 12/01/21	No Opt. Call	A3	4,126,500

4,300	New Orleans, Louisiana, Limited Tax General Obligation Bonds, Series 2005, 5.000%, 3/01/21 – NPFG Insured	3/15 at 100.00	AA–	4,397,094

Nuveen Investments	249

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
$11,225	2.000%, 6/01/15	No Opt. Call	A	$11,377,885
500	4.000%, 6/01/16	No Opt. Call	A	530,000
1,750	5.000%, 6/01/17	No Opt. Call	A	1,946,000
1,000	5.000%, 6/01/18	No Opt. Call	A	1,134,020

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	BBB+	1,262,305

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	10/14 at 100.00	AA	40,558

4,690	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	4,979,420

	Terrebonne Levee and Conservation District, Louisianna, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,974,144
1,670	5.000%, 7/01/22	No Opt. Call	A+	1,929,902

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	5/15 at 100.00	A–	5,123,850
10,000	5.000%, 5/15/25	5/16 at 100.00	A–	10,484,600
127,655	Total Louisiana			139,635,133

	Maine – 0.1%

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15	No Opt. Call	A–	3,431,505

	Maryland – 1.6%

1,095	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2012, 5.000%, 4/01/15	No Opt. Call	AAA	1,130,861

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,243,698

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	AA	1,058,590

1,500	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 3.000%, 6/01/15	No Opt. Call	AAA	1,536,420

	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,459,800
5,640	5.000%, 7/15/17	No Opt. Call	AAA	6,379,235
5,130	5.000%, 7/15/18	No Opt. Call	AAA	5,953,314

13,610	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,533,229

200	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	216,614

5,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,905,750

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	10,829,200
54,410	Total Maryland			61,246,711

250	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts – 1.6%

$3,500	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2009C, 3.000%, 2/01/15	No Opt. Call	AAA		$3,550,995

1,425	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+		1,495,424

440	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/15	No Opt. Call	AA		459,853

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,015	5.000%, 11/15/15	No Opt. Call	AAA		2,142,005
2,075	5.000%, 11/15/16	No Opt. Call	AAA		2,297,544
1,510	5.000%, 11/15/17	No Opt. Call	AAA		1,726,443
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,170,040

10,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,347,128

345	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/16 – AGM Insured	8/15 at 100.00	AA+		362,071

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
210	5.000%, 8/15/17 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	220,603
110	5.000%, 8/15/19 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+	(4)	115,554
785	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	824,635
2,200	5.000%, 8/15/21 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	2,311,078
410	5.000%, 8/15/22 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	430,701
35	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	36,767
435	5.000%, 8/15/24 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	456,963
755	5.000%, 8/15/25 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	793,120
335	5.000%, 8/15/26 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+	(4)	351,914
95	5.000%, 8/15/27 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	Aa2	(4)	99,797
10	5.000%, 8/15/27 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+	(4)	10,505
390	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA	(4)	409,691
1,465	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA	(4)	1,538,968

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+		14,904,660

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA+		2,517,139
2,420	4.000%, 8/15/16	No Opt. Call	AA+		2,601,355
2,420	4.000%, 8/15/17	No Opt. Call	AA+		2,665,896
2,420	4.000%, 8/15/18	No Opt. Call	AA+		2,711,320

1,310	Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2014, 5.000%, 6/01/19	No Opt. Call	AA+		1,539,119
53,835	Total Massachusetts				59,091,288

	Michigan – 3.7%

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
875	5.000%, 10/01/15	No Opt. Call	BBB–		909,904
1,600	5.000%, 10/01/16	No Opt. Call	BBB–		1,704,400
900	5.000%, 10/01/17	No Opt. Call	BBB–		970,047

Nuveen Investments	251

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)
$1,100	5.000%, 10/01/18	No Opt. Call	BBB–		$1,196,294
1,500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA		1,669,470

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Series 2012 Refunding:
775	4.000%, 5/01/15	No Opt. Call	AA–		796,398
1,000	5.000%, 5/01/16	No Opt. Call	AA–		1,077,730
1,000	4.000%, 5/01/17	No Opt. Call	AA–		1,087,680
1,780	4.000%, 5/01/18	No Opt. Call	AA–		1,969,250

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,700	5.000%, 6/01/15	No Opt. Call	A+		1,758,599
1,600	5.000%, 6/01/16	No Opt. Call	A+		1,712,256

1,700	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/15	No Opt. Call	AAA		1,796,577

15,475	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A, 5.000%, 7/01/15	No Opt. Call	AAA		16,168,899

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
8,790	5.000%, 7/01/21	7/18 at 100.00	AAA		10,056,551
13,475	5.000%, 7/01/22	7/16 at 100.00	AAA		14,627,382

3,180	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+		3,589,393

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+		10,177,968

18,530	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+		19,073,856

3,735	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		3,859,637

6,445	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3		6,703,767

1,010	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AA–	(4)	1,018,817

6,025	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+		7,029,729

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2		1,842,396

2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2		2,142,280

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa2		1,228,579
1,000	5.000%, 5/01/21	No Opt. Call	Aa2		1,185,210

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa2		881,303
1,000	5.000%, 5/01/20	No Opt. Call	Aa2		1,164,050

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1		2,935,475

252	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$1,370	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/19 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA	(4)	$1,419,937

1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	11/14 at 100.00	Aa2		1,036,357

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2		5,784,084

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A		8,930,607
127,695	Total Michigan				137,504,882

	Minnesota – 1.0%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+		808,303
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+		1,816,697
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+		1,889,944

5,075	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA		5,335,043

466	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-3, 5.700%, 4/01/27	2/16 at 100.00	AA+		485,655

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A		1,528,410

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
2,695	5.000%, 6/01/20	No Opt. Call	AA		3,198,938
3,990	5.000%, 6/01/21	No Opt. Call	AA		4,780,778

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+		4,468,560
4,000	4.500%, 8/01/18	No Opt. Call	AA+		4,561,920

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,630	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA		1,663,301
7,000	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA		7,466,270

885	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–		1,052,345
35,291	Total Minnesota				39,056,164

	Mississippi – 0.3%

11,500	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/01/18)	No Opt. Call	A		11,458,140

1,100	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	9/14 at 100.00	A		1,104,059
12,600	Total Mississippi				12,562,199

	Missouri – 2.0%

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011:
1,400	5.625%, 6/01/23	6/16 at 100.00	N/R		1,426,586
1,100	6.500%, 6/01/25	No Opt. Call	N/R		1,116,929

Nuveen Investments	253

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
$2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	$2,789,464
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,963,072

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,630	5.000%, 1/01/17	No Opt. Call	Aaa	4,030,716
3,000	5.000%, 1/01/18	No Opt. Call	Aaa	3,430,920

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	621,346
440	5.000%, 5/01/20	No Opt. Call	BBB+	496,764
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,127,570
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,697,776
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,481,674

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,068,240

	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Second Lien Series 2014B:
10,000	5.000%, 5/01/18	No Opt. Call	AAA	11,534,600
3,000	5.000%, 5/01/21	No Opt. Call	AAA	3,620,730

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
505	4.000%, 7/01/15	No Opt. Call	A–	521,832
445	5.000%, 7/01/16	No Opt. Call	A–	482,033
715	5.000%, 7/01/17	No Opt. Call	A–	802,609
765	5.000%, 7/01/18	No Opt. Call	A–	876,047

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,642,813

	Springfield School District R12, Missouri, General Obligation Bonds, Refunding Series 2014B:
500	4.000%, 3/01/17	No Opt. Call	AA+	544,625
750	4.000%, 3/01/18	No Opt. Call	AA+	832,995

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	9,305,772
11,995	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	13,965,059

1,725	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,939,573
68,610	Total Missouri			77,319,745

	Nebraska – 1.0%

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
375	4.000%, 6/15/15	No Opt. Call	AA–	386,959
500	4.000%, 6/15/16	No Opt. Call	AA–	532,385
750	4.000%, 6/15/17	No Opt. Call	AA–	818,378
600	4.000%, 6/15/18	No Opt. Call	AA–	665,214
800	5.000%, 6/15/19	No Opt. Call	AA–	930,000

254	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Refunding Series 2014:
$2,950	3.000%, 6/15/15	No Opt. Call	Aa1	$3,024,163
3,050	3.000%, 6/15/16	No Opt. Call	Aa1	3,202,622
6,600	4.000%, 6/15/17	No Opt. Call	Aa1	7,251,222

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	1,990,260
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,684,612
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,451,357
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,710,210

2,320	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	2,213,002

3,000	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,608,460

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	3,069,817
35,120	Total Nebraska			37,538,661

	Nevada – 0.5%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,148,260
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,300,720

1,685	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	Aa1	1,846,895

2,625	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010F-1, 5.000%, 7/01/15	No Opt. Call	A+	2,738,715

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,792,750

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
320	3.000%, 6/01/16	No Opt. Call	N/R	321,984
970	3.000%, 6/01/17	No Opt. Call	N/R	969,486
185	4.000%, 6/01/18	No Opt. Call	N/R	189,910

2,825	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AAA	3,007,156
16,610	Total Nevada			18,315,876

	New Hampshire – 0.1%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,135,300

	New Jersey – 6.1%

740	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB	741,983

Nuveen Investments	255

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

$225	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa		$262,877

2,435	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.000%, 2/15/15	No Opt. Call	BBB		2,487,133

1,500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BBB		1,532,115

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	AA–		4,015,375

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA		1,095,930
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA		1,662,126
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA		1,060,401

250	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		253,625

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R		375,874

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	5,541

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
650	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa		679,562
1,095	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa		1,144,801
1,430	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa		1,568,953
1,240	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa		1,360,491

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
4,075	5.000%, 6/15/15	No Opt. Call	BBB+		4,233,151
2,970	5.000%, 6/15/16	No Opt. Call	BBB+		3,201,482
6,265	5.000%, 6/15/17	No Opt. Call	BBB+		6,948,449
8,510	5.000%, 6/15/18	No Opt. Call	BBB+		9,621,066
5,250	5.000%, 6/15/19	No Opt. Call	BBB+		5,989,305
245	4.000%, 6/15/19	No Opt. Call	BBB+		268,170
10,990	5.000%, 6/15/20	No Opt. Call	BBB+		12,624,213
7,410	5.000%, 6/15/21	No Opt. Call	BBB+		8,486,228
270	5.000%, 6/15/22	No Opt. Call	BBB+		309,841
475	5.000%, 6/15/22	No Opt. Call	AA		545,091
5,000	5.000%, 6/15/23	6/22 at 100.00	BBB+		5,650,000
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+		9,518,613
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+		6,613,440
685	4.250%, 6/15/27	6/22 at 100.00	BBB+		701,920

2,325	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/14 (ETM)	No Opt. Call	AAA		2,334,440

4,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/20	No Opt. Call	A		5,612,889

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA		3,725,619

3,260	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA		3,597,997

256	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

$330	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	(4)	$426,974

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+		4,433,195
4,260	5.000%, 7/01/19	No Opt. Call	BB+		4,673,220

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	481,320

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA		1,411,732

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18 (WI/DD, Settling 8/06/14)	No Opt. Call	A		11,380,700

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa		5,221,950

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,390	5.000%, 12/15/17	No Opt. Call	A		6,056,689
9,750	5.000%, 12/15/18	No Opt. Call	A		11,150,783

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
11,500	5.000%, 6/15/19	No Opt. Call	A		13,177,505
13,675	5.000%, 6/15/20	No Opt. Call	A		15,626,970

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,265	6.500%, 1/01/16	No Opt. Call	A3		2,457,616
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3		5,425
805	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–		873,578

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3	(4)	1,550,115
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	10,878
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	500,388
120	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	130,536
245	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	266,511
1,165	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA	(4)	1,209,771
1,045	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	1,085,159
45	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AA+	(4)	46,729
1,205	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	1,251,308

5,945	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+		6,862,611

	Parsippany-Troy Hills Township Board of Education, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2014:
175	5.000%, 8/15/22	No Opt. Call	AA		210,772
500	5.000%, 8/15/23	No Opt. Call	AA		604,915

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA		1,263,285

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2		2,073,762

Nuveen Investments	257

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

$4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB		$4,672,370

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,340	3.000%, 1/01/18	No Opt. Call	A2		4,583,517
4,850	3.000%, 1/01/19	No Opt. Call	A2		5,107,632

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,660	5.000%, 6/01/15	No Opt. Call	Aaa		5,825,725
105	5.000%, 6/01/17	No Opt. Call	Aa1		114,026
4,610	4.500%, 6/01/23	6/17 at 100.00	BB		4,537,485
2,065	4.625%, 6/01/26	6/17 at 100.00	B+		1,791,821
207,930	Total New Jersey				229,305,674

	New Mexico – 0.9%

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 0.000%, 11/01/39 (Mandatory put 8/01/19) (WI/DD, Settling 8/01/14)	8/19 at 100.00	Aa3		17,770,930

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23	7/19 at 100.00	Aa1		17,294,859
30,295	Total New Mexico				35,065,789

	New York – 9.6%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+		592,870

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AA–		511,380

1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA		1,855,813

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R	(4)	5,911

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA		1,482,663

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005A, 5.000%, 2/15/19 (Pre-refunded 2/15/15) – AMBAC Insured	2/15 at 100.00	AA	(4)	2,565,625

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA		14,694,365

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R	(4)	6,078

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA		3,983,791

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
735	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA		725,247
355	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA		326,561
480	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA		412,094
450	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA		370,589
1,095	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA		863,167

258	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$2,390	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/14	No Opt. Call	A–		$2,429,602

850	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA–	(4)	927,877

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,915	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA		6,378,381
870	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA		926,289
970	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA		1,028,346
240	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–		257,424

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D:
595	5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	AA–		647,896
85	5.000%, 9/01/20 – NPFG Insured	9/16 at 100.00	AA–		92,297
520	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	AA–		564,080

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
4,410	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–		4,844,297
2,375	5.000%, 12/01/17	12/16 at 100.00	A–		2,608,890
2,170	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–		2,381,575
13,015	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–		14,283,963
205	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–		224,487
985	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–		1,078,634
1,035	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–		1,133,387
715	5.000%, 12/01/21 – AGM Insured	12/16 at 100.00	AA		780,873
4,505	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–		4,927,749
155	5.000%, 12/01/22	12/16 at 100.00	A–		169,545
10	4.125%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–		10,720

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
480	5.000%, 4/01/18	No Opt. Call	A–		543,389
3,440	5.000%, 4/01/19	No Opt. Call	A–		3,956,378
1,250	5.500%, 4/01/22	4/19 at 100.00	A–		1,419,000

3,040	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/15 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	3,149,896

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
885	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–		952,871
8,810	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–		9,804,649
2,940	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–		3,217,418
720	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–		787,090

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–		1,183,424

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–		1,155,840

5,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/20	No Opt. Call	AA		6,552,810

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012-B2:
3,985	5.000%, 11/15/21	No Opt. Call	AA–		4,749,602
2,000	5.000%, 11/15/22	No Opt. Call	AA–		2,389,540

Nuveen Investments	259

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H:
$5,135	5.000%, 11/15/20	No Opt. Call	AA–		$6,092,729
5,790	4.000%, 11/15/22	No Opt. Call	AA–		6,466,388

1,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/19	No Opt. Call	AA–		1,518,549

1,000	Monroe County, New York, General Obligation Bonds, Refunding Series 2012, 5.000%, 3/01/15	No Opt. Call	A		1,026,400

8,425	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 (Pre-refunded 12/15/14) – AMBAC Insured	12/14 at 100.00	Aa1	(4)	8,576,229

3,040	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 – AMBAC Insured	12/14 at 100.00	AAA		3,094,659

10,085	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA		11,391,008

16,720	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA		19,660,714

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	AA–		7,743,528

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	AA–		2,135,880

2,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–		2,102,420

26,810	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–		31,089,948

3,080	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 – AMBAC Insured	10/15 at 100.00	AA+		3,252,449

470	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R	(4)	496,560

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA		5,300,400
5,000	4.000%, 4/01/17	No Opt. Call	AA		5,453,250
6,845	5.000%, 4/01/18	No Opt. Call	AA		7,843,001

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA		8,119,488
5,560	5.000%, 6/01/16	No Opt. Call	AA		6,039,717
4,100	5.000%, 6/01/17	No Opt. Call	AA		4,613,648
2,800	5.000%, 6/01/18	No Opt. Call	AA		3,230,976

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
4,370	5.000%, 6/01/20	6/16 at 100.00	AA		4,733,016
3,315	5.000%, 6/01/21	6/16 at 100.00	AA		3,587,327

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
5,000	5.000%, 6/01/19	6/15 at 100.00	AA		5,195,050

260	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)
$2,090	5.000%, 6/01/20	6/15 at 100.00	AA	$2,169,922
3,105	5.000%, 6/01/20	6/16 at 100.00	AA	3,362,063
14,250	5.000%, 6/01/21	6/16 at 100.00	AA	15,409,665
1,500	5.000%, 6/01/21	6/17 at 100.00	AA	1,675,230
6,030	5.000%, 6/01/22	6/17 at 100.00	AA	6,725,440

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A-1, 5.000%, 1/01/17	No Opt. Call	AA	11,091,100

3,105	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	3,441,303

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,447,565

3,080	North Babylon Union Free School District, Suffolk County, New York, General Obligation Bonds, Refunding Series 2013, 3.000%, 1/15/15	No Opt. Call	Aa3	3,119,732

16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	18,245,261

5,150	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 4.000%, 11/15/19	No Opt. Call	AA–	5,816,925

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,570	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,535,758
3,620	5.000%, 6/01/26	6/16 at 100.00	BB–	3,383,071

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A+	2,458,544
2,510	3.000%, 8/15/23	No Opt. Call	A+	2,455,483
327,645	Total New York			363,054,769

	North Carolina – 1.2%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,221,160
2,010	5.000%, 3/01/17	No Opt. Call	AA	2,237,612
2,075	5.000%, 3/01/18	No Opt. Call	AA	2,372,929

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	5,912,115
3,025	5.000%, 3/01/18	No Opt. Call	AA+	3,466,257

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/15	No Opt. Call	AAA	1,536,420
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,575,060
765	3.000%, 6/01/17	No Opt. Call	AAA	818,810

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA	2,706,334
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA	3,447,098
2,760	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	2,988,086

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,170,320
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	6,035,239
3,540	5.000%, 5/01/21	5/19 at 100.00	AA+	4,098,435

Nuveen Investments	261

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2012:
$420	3.000%, 6/01/15 – AGM Insured	No Opt. Call	AA+	$430,210
860	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA+	943,076
800	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA+	892,424

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	278,487
40,140	Total North Carolina			44,130,072

	North Dakota – 0.5%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	339,528
100	5.000%, 7/01/22	7/21 at 100.00	BBB+	111,482

4,365	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	4,825,246

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,044,410

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,196,489

2,835	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A, 2.500%, 11/01/15	11/14 at 100.00	N/R	2,841,832

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,483,823
15,765	Total North Dakota			16,842,810

	Ohio – 4.6%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,303,720
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,055,613

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds, Refunding Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	A3	2,280,961
2,650	5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,941,156

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
9,515	5.000%, 6/01/15	No Opt. Call	Aaa	9,793,599
6,665	5.000%, 6/01/16	No Opt. Call	Aa1	7,075,031
3,485	5.000%, 6/01/17	No Opt. Call	A1	3,784,571

19,960	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	16,726,081

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,604,822

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,728,308
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,785,507
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,848,355

262	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
$4,650	5.000%, 12/01/17	No Opt. Call	AA–	$5,287,469
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,543,051

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
500	4.000%, 6/15/17	No Opt. Call	Baa2	532,685
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,123,351
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,109,050

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,363,176
275	5.000%, 5/15/22	No Opt. Call	AA	324,772
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,184,790

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A–	1,832,432

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,460	5.000%, 1/01/20	No Opt. Call	AA	2,881,841
1,700	5.000%, 1/01/23	No Opt. Call	AA	2,014,364

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,515,040

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,046,550
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,133,440
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,759,145
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,084,710
270	5.000%, 2/15/20	No Opt. Call	BB+	292,615
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,152,160

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
730	3.000%, 10/01/15	No Opt. Call	A1	750,849
870	3.000%, 10/01/16	No Opt. Call	A1	909,863
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,191,454

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	11,551,346

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,508,040

1,415	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,444,305

4,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 4.000%, 5/01/16	No Opt. Call	AAA	4,260,920

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	8,068,594

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,795,406

Nuveen Investments	263

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	$15,101,899

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	903,820
500	5.000%, 1/01/18	No Opt. Call	Aa2	567,645

65	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	69,024

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,770,611

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	A–	2,060,260

4,540	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Refunding Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	5,090,293

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,145	5.000%, 12/01/15	No Opt. Call	N/R	2,224,301
2,265	5.000%, 12/01/16	No Opt. Call	N/R	2,386,948

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,462,188

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	32,900
163,180	Total Ohio			174,259,031

	Oklahoma – 1.5%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,561,730
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,574,095
2,685	4.500%, 9/01/20	No Opt. Call	A+	3,019,256

4,500	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A	5,141,430

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
1,000	5.000%, 7/01/16	No Opt. Call	A+	1,085,220
520	5.000%, 7/01/17	No Opt. Call	A+	583,554
1,515	5.000%, 7/01/18	No Opt. Call	A+	1,734,296
2,130	5.000%, 7/01/19	No Opt. Call	A+	2,473,825

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,275,700
2,820	4.000%, 3/01/18	No Opt. Call	A+	3,094,301

1,850	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,854,810

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
210	4.000%, 9/01/17	No Opt. Call	A–	229,669
475	4.000%, 9/01/18	No Opt. Call	A–	523,403

264	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oklahoma (continued)
$525	5.000%, 9/01/19	No Opt. Call	A–		$605,267
685	5.000%, 9/01/20	No Opt. Call	A–		795,244
745	5.000%, 9/01/21	No Opt. Call	A–		863,187

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
150	4.000%, 10/01/18 (WI/DD, Settling 8/12/14)	No Opt. Call	N/R		168,120
150	4.000%, 10/01/19 (WI/DD, Settling 8/12/14)	No Opt. Call	N/R		169,529
250	5.000%, 10/01/20 (WI/DD, Settling 8/12/14)	No Opt. Call	N/R		297,695
315	5.000%, 10/01/21 (WI/DD, Settling 8/12/14)	No Opt. Call	N/R		377,329

3,530	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA–		3,655,174

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	BBB+		1,026,930
1,200	4.500%, 6/01/16	6/15 at 100.00	BBB+		1,234,644

6,290	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	6,840,123

7,445	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–		8,714,670

1,350	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–		1,506,587

1,285	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.500%, 9/01/14	No Opt. Call	AA–		1,290,731
50,480	Total Oklahoma				55,696,519

	Oregon – 0.6%

2,575	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B, 4.000%, 6/15/22	No Opt. Call	AA+		2,927,827

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA		1,178,790

5,655	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2013, 5.000%, 6/15/15	No Opt. Call	Aa1		5,896,751

2,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/18	No Opt. Call	A		2,310,560

10,450	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Payroll Tax and Grant Receipt Series 2013, 3.000%, 11/01/16	5/15 at 100.00	Aa3		10,663,180
21,680	Total Oregon				22,977,108

	Pennsylvania – 5.9%

385	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A, 3.000%, 3/01/15	No Opt. Call	A2		391,406

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		2,029,027
1,620	5.000%, 5/01/16	No Opt. Call	Baa2		1,694,601
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2		1,330,862

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3		5,721,400

Nuveen Investments	265

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
$6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA		$7,419,709
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA		5,082,968

5,745	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19 (WI/DD, Settling 8/05/14)	No Opt. Call	AA–		6,733,083

1,900	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21	11/18 at 100.00	Aa1		2,189,009

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA		1,193,573

2,295	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2009, 4.000%, 10/01/14 – AGM Insured	No Opt. Call	AA		2,306,888

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA		8,648,003

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
440	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+		458,612
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+		20,478
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+		214,983
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+		76,285

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,010	4.000%, 12/01/16	No Opt. Call	A+		1,095,012
500	5.000%, 12/01/18	No Opt. Call	A+		582,240

3,335	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1		3,855,160

1,000	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.125%, 12/15/20	12/14 at 100.00	N/R		1,006,260

3,425	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	10/14 at 100.00	B+		3,425,754

2,700	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R		2,767,743

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–		2,373,923

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A		1,164,434

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A		3,926,928

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/14 at 100.00	N/R		440,697

650	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+	(4)	696,904

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A:
3,050	5.250%, 10/15/14	No Opt. Call	BBB+		3,074,095
3,285	5.250%, 10/15/15	No Opt. Call	BBB+		3,432,858

266	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$2,700	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–		$2,744,739

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A:
2,500	5.000%, 7/01/15	No Opt. Call	Aaa		2,612,100
4,945	5.000%, 7/01/19	No Opt. Call	Aaa		5,820,117

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
20	5.000%, 1/01/20	No Opt. Call	Aaa		23,414
225	5.000%, 7/01/20	7/19 at 100.00	Aaa		263,522
5,725	5.000%, 7/01/21	1/18 at 100.00	Aaa		6,480,929
23,760	5.000%, 1/01/22	7/17 at 100.00	Aaa		26,683,193
8,415	5.000%, 7/01/22	7/16 at 100.00	Aaa		9,115,044
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa		16,729,493
13,270	5.000%, 7/01/23	7/15 at 100.00	Aaa		13,836,098
15	5.000%, 7/01/23	1/15 at 100.00	Aaa		15,294

1,775	Pennsylvania Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 4.500%, 6/01/15 – AGM Insured	No Opt. Call	AA		1,830,753

11,800	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA		11,965,082

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009B:
4,000	5.000%, 6/01/15	No Opt. Call	A–		4,158,000
4,000	5.000%, 6/01/16	No Opt. Call	A–		4,323,040

16,040	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA		17,586,416

2,535	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	3,028,083

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	AA–		10,866,200

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	AA–		1,996,076
1,525	5.000%, 9/01/18	No Opt. Call	AA–		1,723,830

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
604	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		607,237
620	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa		672,136

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
260	4.000%, 12/01/14	No Opt. Call	BBB–		262,587
1,205	4.000%, 12/01/16	No Opt. Call	BBB–		1,265,744

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+		1,331,400

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA+		2,954,725
204,328	Total Pennsylvania				222,248,147

Nuveen Investments	267

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico – 0.0%

$150	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	AA–		$150,150

	Rhode Island – 0.2%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A3		786,163
1,165	5.000%, 7/01/20	No Opt. Call	A3		1,312,990
1,360	5.000%, 7/01/21	No Opt. Call	A3		1,533,754

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C:
450	4.000%, 9/15/16	No Opt. Call	A+		480,987
520	4.000%, 9/15/18	No Opt. Call	A+		574,647

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	A–		2,104,320

520	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	10/14 at 100.00	A2		523,744
6,715	Total Rhode Island				7,316,605

	South Carolina – 0.9%

3,065	Cherokee County School District 1, South Carolina, General Obligation Bonds, Series 2013A, 4.000%, 3/01/15	No Opt. Call	Aa1		3,134,606

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1		1,654,995
1,000	4.500%, 2/01/21	No Opt. Call	Aa1		1,164,840

6,010	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/19 (Pre-refunded 12/01/14)	12/14 at 100.00	AA–	(4)	6,112,471

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA		4,004,754
4,910	5.000%, 12/01/22	No Opt. Call	AA		5,871,869

5,245	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA		5,737,191

1,245	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R	(4)	1,590,189

1,645	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	A–		1,666,007

1,650	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 2005A, 5.250%, 1/01/22 – NPFG Insured	No Opt. Call	AA–		1,757,943
29,635	Total South Carolina				32,694,865

	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A		1,658,352
770	3.000%, 11/01/18	No Opt. Call	A		807,769

268	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$1,320	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	Aaa	$1,388,099

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA	470,936
4,070	Total South Dakota			4,325,156

	Tennessee – 1.1%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
425	2.000%, 12/01/14	No Opt. Call	AA+	427,631
225	2.000%, 12/01/15	No Opt. Call	AA+	230,258
225	2.000%, 12/01/16	No Opt. Call	AA+	233,165
475	2.000%, 12/01/17	No Opt. Call	AA+	494,371
710	4.000%, 12/01/20	No Opt. Call	AA+	801,867
740	4.000%, 12/01/21	No Opt. Call	AA+	836,725

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,177,795
2,500	5.000%, 1/01/20	No Opt. Call	A	2,892,900
1,500	4.000%, 1/01/21	No Opt. Call	A	1,631,670

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,393,553
250	3.000%, 11/01/18	No Opt. Call	BBB+	260,835
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,161,892
810	4.000%, 11/01/20	No Opt. Call	BBB+	876,598
500	4.000%, 11/01/21	No Opt. Call	BBB+	538,245
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,174,911

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,063,029
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,580,330

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	A	2,100,040
5,000	5.000%, 9/01/16	No Opt. Call	A	5,450,145
2,500	5.000%, 9/01/18	No Opt. Call	A	2,850,350

7,530	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,459,122

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,123,100

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
250	5.000%, 9/01/14	No Opt. Call	A	250,848
205	5.250%, 9/01/18	No Opt. Call	A	230,053

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,506,851
36,595	Total Tennessee			40,746,284

	Texas – 6.4%

2,960	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,037,256

Nuveen Investments	269

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$20,350	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	$25,085,033

	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011:
1,000	5.000%, 2/15/15	No Opt. Call	AA	1,026,450
1,000	5.000%, 2/15/16	No Opt. Call	AA	1,071,950

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA–	1,169,710
650	5.000%, 9/01/22	No Opt. Call	AA–	762,964

6,975	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,372,087

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,072,973
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,877,450

10,460	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding Bond Anticipation Note Series 2014A, 3.000%, 12/15/16	No Opt. Call	SP-1+	11,076,617

1,925	Grapevine, Tarrant County, Texas, Combination Tax and Tax Increment Reinvestment Zone Revenue, Refunding Series 2005A, 5.000%, 8/15/20 – NPFG Insured	2/15 at 100.00	AA+	1,974,915

3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,578,130

6,010	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	7,061,810

1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	1,586,520

1,780	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA	2,145,683

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C:
3,900	5.000%, 5/15/20	No Opt. Call	AA	4,631,094
3,000	5.000%, 5/15/21	No Opt. Call	AA	3,597,060

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA+	13,430,938

2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.000%, 9/01/14	No Opt. Call	A2	2,008,160

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,360	5.000%, 7/01/15	No Opt. Call	AA–	1,420,588
1,110	5.000%, 7/01/16	No Opt. Call	AA–	1,205,049

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,627,618

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, Saint Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–	3,454,867
3,000	5.000%, 7/01/20	No Opt. Call	AA–	3,471,720

270	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
$2,210	3.000%, 12/01/18	No Opt. Call	Baa2		$2,234,553
1,510	4.000%, 12/01/21	No Opt. Call	Baa2		1,556,236

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 5/01/15)	No Opt. Call	A–		5,821,650

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,690	5.000%, 8/15/19	No Opt. Call	AA		1,961,820
2,785	5.000%, 8/15/21	No Opt. Call	AA		3,273,071
2,000	5.000%, 8/15/22	No Opt. Call	AA		2,350,180
5,480	5.000%, 8/15/23	8/22 at 100.00	AA		6,385,954

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+		8,938,864

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA		10,501,500

2,555	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	2,704,672

15,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1		17,930,845

8,420	Texas A&M University, Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa		8,745,601

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3		6,284,245

	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Refunding Series 2014B:
7,000	4.000%, 7/01/18	1/16 at 100.00	AAA		7,352,030
5,000	4.000%, 1/01/19	7/15 at 100.00	AAA		5,168,750

6,535	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		7,052,637

	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A:
10,000	5.000%, 4/01/18	No Opt. Call	AAA		11,516,600
4,515	5.000%, 4/01/20	No Opt. Call	AAA		5,379,126

2,670	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA		3,041,077

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,000	3.000%, 8/15/14	No Opt. Call	A		2,001,780
2,565	3.000%, 8/15/15	No Opt. Call	A		2,618,429
2,640	3.000%, 8/15/16	No Opt. Call	A		2,732,057
2,720	3.000%, 8/15/17	No Opt. Call	A		2,833,370
213,455	Total Texas				240,131,689

	Utah – 0.4%

4,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2013A, 3.000%, 7/01/15	No Opt. Call	AA–		4,106,440

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R		2,126,800

Nuveen Investments	271

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$500	5.000%, 9/01/14	No Opt. Call	A–	$501,935
550	5.000%, 9/01/15	No Opt. Call	A–	577,429
875	5.000%, 9/01/16	No Opt. Call	A–	952,508
500	5.000%, 9/01/17	No Opt. Call	A–	561,505
515	5.000%, 9/01/18	No Opt. Call	A–	590,334
625	5.000%, 9/01/19	No Opt. Call	A–	724,719
1,060	5.000%, 9/01/20	No Opt. Call	A–	1,236,956
2,055	5.000%, 9/01/21	No Opt. Call	A–	2,400,836
12,680	Total Utah			13,779,462

	Virgin Islands – 0.4%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,515	5.000%, 10/01/14	No Opt. Call	BBB	2,531,197
4,455	5.000%, 10/01/15	No Opt. Call	BBB	4,642,244
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,695,245
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,394,760
15,345	Total Virgin Islands			16,263,446

	Virginia – 0.3%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/14	No Opt. Call	BBB	401,240
400	4.125%, 9/01/15	No Opt. Call	BBB	414,696

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,177,800

2,500	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c, 1.500%, 11/01/35 (Mandatory put 12/01/14)	11/14 at 100.00	A–	2,504,500

	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Refunding Series 2014B:
1,025	5.000%, 2/01/19	No Opt. Call	AA+	1,195,519
1,135	5.000%, 2/01/20	No Opt. Call	AA+	1,341,752

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/15 at 100.00	N/R	1,754,655

2,750	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,781,263
10,960	Total Virginia			11,571,425

	Washington – 2.5%

1,700	Central Washington University, Washington, System Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/15	No Opt. Call	A1	1,748,501

4,135	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,599,195

272	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
$1,100	5.000%, 12/01/18	No Opt. Call	A+	$1,266,727
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,763,610
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,474,488

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,208,560

1,015	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,203,069

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	11,078,700

10,600	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,438,671

	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C:
9,355	4.000%, 7/01/15	No Opt. Call	AA+	9,688,786
20,070	5.000%, 7/01/21	No Opt. Call	AA+	24,113,899

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+	10,886,752

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	10,035,758

615	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	633,671
84,280	Total Washington			95,140,387

	West Virginia – 0.4%

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,076,500

7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1	7,113,115

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	A3	1,142,010

435	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	484,560

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,419,736
15,915	Total West Virginia			16,235,921

	Wisconsin – 2.0%

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,107,577

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,315,540

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A	4,077,041

Nuveen Investments	273

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
$5,000	5.000%, 7/15/17	No Opt. Call	A	$5,523,000
5,000	5.000%, 7/15/18	No Opt. Call	A	5,596,500
5,680	5.000%, 7/15/19	No Opt. Call	A	6,372,562

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	3,091,747

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
540	4.000%, 8/15/17	No Opt. Call	AA–	590,420
1,105	5.000%, 8/15/18	No Opt. Call	AA–	1,271,501

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.000%, 2/15/15	No Opt. Call	A–	511,500

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,603,015
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,725,273
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,842,400
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,943,620

6,900	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	7,236,651

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16	No Opt. Call	A+	541,275
750	5.000%, 8/15/18	No Opt. Call	A+	848,648
315	5.000%, 8/15/20	No Opt. Call	A+	362,250
1,480	5.000%, 8/15/21	No Opt. Call	A+	1,706,795
55	5.000%, 8/15/23	8/22 at 100.00	A+	63,920

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
4,000	5.000%, 8/15/14	No Opt. Call	A–	4,006,920
2,050	5.250%, 8/15/18	8/16 at 100.00	A–	2,207,932

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,680	5.250%, 5/01/20	5/19 at 100.00	AA–	7,873,978
1,415	5.750%, 5/01/29	5/19 at 100.00	AA–	1,670,379

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21	7/19 at 100.00	AA+	5,870,045
580	5.000%, 7/01/22	7/19 at 100.00	AA+	679,302
1,480	5.000%, 7/01/23	7/19 at 100.00	AA+	1,730,135
66,270	Total Wisconsin			73,369,926
$3,373,585	Total Municipal Bonds (cost $3,591,666,611)			3,696,493,242

274	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$128	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$23,064

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	4,684
$163	Total Corporate Bonds (cost $27,748)				27,748
	Total Long-Term Investments (cost $3,591,694,359)				3,696,520,990

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	MUNICIPAL BONDS – 1.6%

	Arkansas – 0.3%

$10,645	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Variable Rate Demand Obligations, Tender Option Bond Trust 3693Z, 0.140%, 3/01/15 – NPFG Insured (8)		No Opt. Call	VMIG-1	$10,645,000

	California – 0.0%

1,535	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15		No Opt. Call	N/R	1,535,000

150	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15		No Opt. Call	N/R	150,000
1,685	Total California				1,685,000

	Connecticut – 0.3%

4,035	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 7/01/37 (8)		11/14 at 100.00	VMIG-1	4,035,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.080%, 7/01/37 (8)		No Opt. Call	A-1	7,730,000
11,765	Total Connecticut				11,765,000

	Iowa – 0.2%

9,700	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A, 0.080%, 6/01/25 (8)		No Opt. Call	A-1	9,700,000

	Maine – 0.2%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.080%, 7/01/39 (8)		7/19 at 100.00	VMIG-1	6,665,000

	Massachusetts – 0.3%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.070%, 11/15/36 (8)		No Opt. Call	A-1	10,000,000

Nuveen Investments	275

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 0.3%

$10,440	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.410%, 7/01/26 (8)	No Opt. Call	A-2	$10,440,000
$60,900	Total Short-Term Investments (cost $60,900,000)			60,900,000
	Total Investments (cost $3,652,594,359) – 99.6%			3,757,420,990
	Other Assets Less Liabilities – 0.4%			14,690,624
	Net Assets – 100%			$3,772,111,614

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,696,493,242	$—	$3,696,493,242
Corporate Bonds	—	—	27,748	27,748
Short-Term Investments:
Municipal Bonds	—	60,900,000	—	60,900,000
Total	$—	$3,757,393,242	$27,748	$3,757,420,990

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $3,650,326,781.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$113,979,870
Depreciation	(6,885,661)
Net unrealized appreciation (depreciation) of investments	$107,094,209

276	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	277

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2014